UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2015

Financial Square Funds
Federal
Government
Money Market
Prime Obligations
Tax-Exempt California
Tax-Exempt New York
Tax-Free Money Market
Treasury Instruments
Treasury Obligations

Goldman Sachs Financial Square Funds

■	FEDERAL FUND

■	GOVERNMENT FUND

■	MONEY MARKET FUND

■	PRIME OBLIGATIONS FUND

■	TAX-EXEMPT CALIFORNIA FUND

■	TAX-EXEMPT NEW YORK FUND

■	TAX-FREE MONEY MARKET FUND

■	TREASURY INSTRUMENTS FUND

■	TREASURY OBLIGATIONS FUND

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Market Review	2

Portfolio Results	5

Fund Basics	7

Yield Summary	9

Sector Allocations	10

Schedules of Investments	12

Financial Statements	56

Financial Highlights	64

Notes to Financial Statements	82

Other Information	102

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

Taxable Funds The Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Federal Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Prime Obligations and Money Market Funds pursue their investment objectives by investing in U.S. Government Securities (as defined in the Funds’ Prospectuses), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Money Market Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments. The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations (as defined in the Fund’s Prospectus) and repurchase agreements collateralized by such securities. The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations (as defined in the Fund’s Prospectuses), the interest from which is generally exempt from state income taxation. The Government Fund pursues its investment objective by investing only in U.S. Government Securities (as defined in the Fund’s Prospectus) and repurchase agreements collateralized by such securities. The Federal Fund pursues its investment objective by investing only in U.S. Government Securities (as defined in the Fund’s Prospectuses). You should consult your tax adviser to determine whether distributions from the Treasury Instruments Fund (and any other Fund) are exempt from state income taxation in your own state. In order to obtain a rating from a rating organization, the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Federal Funds may be subject to additional investment restrictions.

Tax-Exempt Funds The Tax-Free Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in obligations the interest on which is exempt from those taxes. The Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds pursue their investment objectives by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax. In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

An investment in a Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

MARKET REVIEW

Goldman Sachs Financial Square Funds

Economic and Market Review

During the six-month period ended February 28, 2015 (the “Reporting Period”), the Federal Reserve (the “Fed”) held its targeted federal funds rate near zero but shifted its forward guidance for continued low interest rates. As expected, the Fed also completed the tapering of its asset purchases and ended its quantitative easing program as scheduled in October 2014.

When the Reporting Period began in September 2014, U.S. economic data strengthened somewhat, especially within the labor market, where unemployment declined to 5.9%, though this was partially driven by a drop in labor force participation. Approximately 248,000 jobs were added in September 2014, and the previous two months were revised upward by 69,000. However, average hourly earnings remained flat, and manufacturing data and consumer confidence came in below expectations. Weaker global economic data and continued political tensions also weighed on investor risk sentiment. As a result of persistently low inflation and weaker economic data, the European Central Bank (“ECB”) implemented easing measures in the form of rate cuts, targeted long-term refinancing operations (“TLTROs”) and asset purchase programs. (TLTROs are a two-step plan, with a first phase linked to the outstanding amount of bank loans to the non-financial private sector and a second phase linked to the flow of net lending.)

U.S. economic data continued to show strength during the fourth quarter of 2014. Non-farm payrolls increased by 252,000 in December 2014, which followed an unexpectedly strong 353,000 increase in November 2014. The unemployment rate fell to 5.6%, though this was again partially due to a decrease in labor force participation. The Fed’s statement following its December 2014 meeting was slightly more dovish than expected, with the “considerable time” forward guidance language kept in and with the Fed judging that it can be “patient” before normalizing, or raising, rates. The press conference following the meeting leaned a bit more on the hawkish side. Fed Chair Yellen indicated at the press conference that the guidance suggested rate hikes would not occur for “at least a couple of meetings.” At the end of the Reporting Period, and based on Yellen’s comments, the consensus was that a late-April or June 2015 rate hike was possible. The subsequent minutes noted that the Fed could hike rates with inflation at current levels, while oil and U.S. dollar moves were seen as pushing inflation “temporarily lower.” The Fed highlighted global concerns and reiterated that the timing of the first hike would be data dependent.

The Global Composite Purchasing Managers Index (“PMI”) declined slightly to 52.3 in December 2014 from 53.1 the previous month. The Global Composite PMI had fallen each month since hitting a three-year high in July 2014. U.S. output slowed toward the end of the year 2014 but remained solid.

During January 2015, U.S. economic data was mixed. Employment data continued to improve, with 257,000 new jobs added — higher than the consensus expectations of 234,000 — but the unemployment rate edged up to 5.7% on an increase in labor force participation. However, retail sales were lower than anticipated, and initial jobless claims were higher than expected. Significant attention was paid to the statement following the Fed’s January 2015 meeting. The market generally viewed the statement as neutral with a dovish tilt, as the Fed dropped its “considerable time” language while indicating it would remain “patient” in beginning to normalize U.S. monetary policy. The statement also included a reference to “international developments” as a factor in the Fed’s policy stance.

MARKET REVIEW

In addition, during January 2015, the Fed announced it had added seven banks, six government agencies and 12 money market funds — including the Goldman Sachs Financial Square Federal Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund — as reverse repurchase agreement counterparties.

The Fed also released more details about the additional testing of its term reverse repurchase agreement operations (“RRP”). (Through the RRP, the Fed lends U.S. Treasury securities to counterparties, such as dealers, money market funds and government-sponsored entities, in exchange for cash. The RRP is intended to help set a floor under short-term interest rates after years of near-zero Fed policy rates and quantitative easing.) The Fed’s testing consists of four one-week term RRP operations, scheduled to take place on successive Thursdays, to see the effect of term repos on overnight rates. The term RRP operations for February and March 2015 were generally expected to help alleviate liquidity pressures in the money markets.

In Europe during January 2015, the ECB announced details of its long-awaited quantitative easing program, which, at €60 billion of asset purchases a month, exceeded market expectations about its size and the inclusion of some risk sharing by Eurozone members. The program is scheduled to begin in March 2015 and run until at least September 2016, with ECB President Draghi stating that an extension is possible.

In February 2015, the Global Composite PMI rose to 52.0 from 51.7 in January 2015, indicating growth in global manufacturing activity. In the U.S, employment data continued to show strength, with 295,000 new jobs added and the unemployment rate dropping to 5.5%. Although U.S Manufacturing PMI decreased from 53.5 in January 2015 to 52.9 in February 2015, manufacturing activity remained in expansionary territory. In the Eurozone, deflation persisted, but annual headline inflation rose from -0.6% in January 2015 to -0.3% in February 2015. Eurozone Manufacturing PMI was flat at 51.0, which nevertheless indicated continued expansion in the manufacturing sector. U.K. Manufacturing PMI rose to a seven-month high of 54.1 during February 2015.

Of significant interest to market participants during February 2015 were the minutes from the Fed’s January 2015 meeting. The minutes had a dovish tilt, with “many” Fed governors inclined to keep the targeted federal funds rate unchanged for a longer time and “some” indicating the rate had stayed low for a sufficient amount of time. (Recent communications from various Fed officials had largely guided towards a mid-year rate hike.) The minutes also included significant discussion about the RRP, revealing the Fed was becoming more comfortable with relying on it as core tool to exit easy monetary policy. More specifically, the Fed discussed a potential, but temporary, increase in the $300 billion cap on overnight operations as it begins to end monetary easing as well as the use of term RRP auctions more heavily going forward. At the same time, the minutes reflected slightly more concern that previous Fed communications, which included reports of survey-based inflation measures that had remained stable, might not have accurately reflected disinflationary risks. In her semi-annual Monetary Policy Report to Congress, Fed Chair Yellen reiterated what had been contained in the statement and minutes from the Fed’s January 2015 meeting. She said the removal of “patience” from a future Fed statement would not necessarily mean that monetary policy would be tightened at a predetermined meeting, but rather that a rate hike would be considered in all meetings from that point in time.

During the Reporting Period, there were also several money market fund reforms by the Securities & Exchange Commission (“SEC”). As part of a global push to safeguard money market funds, on July 23, 2014, the SEC approved changes to the rules governing U.S. money

MARKET REVIEW

market funds under the Investment Company Act of 1940. Three of the five SEC Commissioners approved the amendments, which were initially proposed in July 2013. Though the changes are significant, it is important to note that implementation is not required for some time, so there is no immediate impact on money market funds.

The new rules represent a substantial change for the industry, and they vary based on the type of fund and investor. For purposes of the amendments, money market funds are divided into three categories: 1) government funds, which will be required to invest at least 99.5% of total assets (previously 80%) in cash, U.S. government securities (as defined in Section 2(a)(16) of the 1940 Act) and/or repurchase agreements “collateralized fully” by cash or U.S. government securities; 2) institutional prime funds, which invest primarily in credit instruments; and 3) municipal/tax-exempt funds, which invest in municipal and tax-exempt securities. In addition, the rules provide a distinction between retail and institutional money market funds. To be considered a retail fund, the fund must maintain policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The new requirements include:

■	Floating net asset value (“NAV”) — Only institutional prime and institutional municipal/ tax-exempt funds will be required to move to a floating NAV. Funds subject to this requirement will need to round daily NAVs to the fourth decimal point (e.g., $1.0000), rather than the current practice whereby NAVs are fixed at $1.00 per share.

■	Liquidity fees and redemption gates — Under the new rules, all money market funds (except for government money market funds, for which liquidity fees and gates are optional) may impose fees or temporarily suspend redemptions if the fund’s level of weekly liquid assets falls below a certain threshold:

■	If a fund’s weekly liquid assets fall below 30%, the board would be allowed to impose a liquidity fee of up to 2% on all redemptions and/or suspend investor redemptions for up to 10 business days during any 90-day period.

■	If a fund’s weekly liquid assets fall below 10%, the board is required to impose a 1% liquidity fee unless the board determines to impose a different fee or no fee.

■	A fund is not under any circumstances obliged to impose a liquidity fee or redemption gate.

■	In addition, all money market funds are subject to new diversification and enhanced stress-testing requirements, along with further disclosure and reporting requirements.

In order to provide market participants adequate time to prepare for these changes, the compliance date for the amendments relating to floating NAV and liquidity fees and redemption gates is October 14, 2016, while shorter compliance periods apply to other money market funds reforms. The changes will have little impact on Goldman Sachs Asset Management’s general investment strategy with respect to money market funds, which is a conservative risk-managed approach to provide liquidity solutions that fit clients’ needs, no matter what the market environment or constraints.

PORTFOLIO RESULTS

Goldman Sachs Financial Square Funds

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Financial Square Funds’ (the “Funds”) performance and positioning for the six-month period ended February 28, 2015 (the “Reporting Period”).

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A	The Funds’ yields remained low during the Reporting Period due primarily to the market factors discussed in the Economic and Market Review. With the targeted federal funds rate near zero throughout the Reporting Period, money market yields were anchored near the same level with little difference between maturities. Late in the Reporting Period, after investors began to price in the potential of Fed tightening in 2015, the taxable money market yield curve, or spectrum of maturities, steepened slightly but overall remained extremely flat. The tax-exempt money market yield curve also remained extremely flat throughout the Reporting Period.

Though we positioned the Funds to take advantage of changes in the interest rate environment, conditions during the Reporting Period did not provide bountiful opportunities to generate additional yield. That said, we seek to manage the Funds consistently regardless of interest rate conditions. Our investment approach has always been tri-fold — to seek preservation of capital, daily liquidity and maximization of yield potential.

Q	How did you manage the taxable Funds during the Reporting Period?

A	Collectively, the taxable Funds had investments in commercial paper, asset-backed commercial paper, U.S. Treasury securities, government agency securities, repurchase agreements (“repos”), government guaranteed paper and certificates of deposit during the Reporting Period.

From the start of the Reporting Period through the end of 2014, U.S. Treasury bill and agency security curves remained flat out to nine to 10 months, but offered some premium beyond that. General collateral repo became less expensive throughout the fourth calendar quarter, and interest rates stayed elevated above the Fed RRP operations as supply increased and additional Treasury bills were issued. In addition, the Fed began testing different rates in its RRP operations, decreasing the offering rate to three basis points and raising it to seven basis points and 10 basis points for two week spans. (A basis point is 1/100th of a percentage point.) During the fourth calendar quarter, average use of the overnight RRP operations was $123 billion. These operations were extended until January 2016 and more testing is likely before the “lift off” of short-term interest rates, as the Fed is calling its anticipated first rate hike. The New York Fed also used term RRP operations during December 2014. The operations were held each Monday from December 8, 2014 through December 29, 2014 (four in total) with all operations maturing January 5, 2015. This additional term operation resulted in a reduction in the overnight RRP operation takedown, or usage.

In mid-January 2015, excess government-sponsored enterprise (“GSE”) cash pushed repo rates down. However, month-end pressures drove repo rates back up, and they ended January 2015 roughly where they began, at rather elevated levels. In February 2015, repo rates remained in the high teens during the first half of the month, dipping down into the single digits mid-month and then rising again to close January 2015 near where they stood at the beginning of the month.

Throughout the Reporting Period, we looked for opportunities to extend the weighted average maturity of all the taxable Funds, especially as the money markets began to price in the potential of Fed tightening in 2015. (The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.) During the first four months of the Reporting Period, we targeted a weighted average maturity of between 30 days and 60 days in our taxable government repo strategies (i.e., Goldman Sachs Government Fund and Goldman Sachs Treasury Obligations Fund). We targeted a weighted average maturity of between 35 days and 55 days in our taxable commercial paper strategies (i.e., Goldman Sachs Money Market Fund and Goldman Sachs Prime Obligations Fund) and between 50 days and 60 days for our non-government repo strategies (i.e., Goldman Sachs Federal Fund and Goldman Sachs

PORTFOLIO RESULTS

Treasury Instruments Fund). During the last two months of the Reporting Period, we targeted a weighted average maturity of between 35 days and 55 days in our taxable commercial paper strategies and a weighted average maturity of between 45 days and 60 days in both our taxable government repo strategies and non-government repo strategies.

Q	How did you manage the tax-exempt Funds during the Reporting Period?

A	Collectively, the tax-exempt Funds had investments during the Reporting Period in variable rate demand notes (“VRDNs”), tax-exempt commercial paper, tax anticipation notes, general obligation bonds, revenue bonds and municipal put bonds. Overall, during the Reporting Period, we maintained the tax-exempt Funds’ weighted average maturity between 20 days and 50 days.

The Securities Industry and Financial Markets Association (“SIFMA”) 7-day VRDN Index began the Reporting Period near 0.03%, as VRDN inventory remained light and tax-exempt money market funds generally held large cash balances. For most of the fourth quarter of 2014, demand was strong and inventory was weak, with the 7-day VRDN Index trading between 0.04% and 0.05%. In December 2014, the 7-day VRDN Index reset to 0.03%, matching its all-time low as inventory plummeted and tax-exempt money market funds received significant investment inflows. During the first two months of 2015, inventory became strained amid strong inflows, and the 7-day VRDN Index fell to 0.02%, remaining at that level through the end of the Reporting Period.

Q	How did you manage the taxable and tax-exempt Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of all the taxable and tax-exempt Funds below 120 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	We made adjustments to the Funds’ weighted average maturity based on then-current market conditions, our near-term view and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	Given money market fund reform and the dwindling supply of high quality securities, we expect to see strong demand for short-term government paper in the near term. We also anticipate wider credit spreads (or yield differentials), deteriorating liquidity conditions for shorter-term issues and a steepening of the taxable money market yield curve. Overall, we plan to hold positions at the longer end of the taxable and tax-exempt Funds’ weighted average maturity range, especially as these securities increasingly price in the potential for Fed monetary tightening during 2015. In our taxable commercial paper strategies, we expect to focus on maintaining high levels of liquidity and extending the weighted average maturity when we find opportunities. In all our taxable government strategies, we are seeking to extend the weighted average maturity, as we see value in the longer end of the taxable money market yield curve. In the tax-exempt Funds, we plan to extend the weighted average maturity when we identify opportunities, even though supply remains constrained.

While interest rates currently remain low, the Fed has signaled it could possibly begin to raise rates this year, though the decision will be data dependent. We believe this could happen as early as the June 2015 meeting. Although money market investment flows appear to have stabilized, we expect to keep the Funds conservatively positioned as we continue to focus on preservation of capital and daily liquidity. We do not believe there is value in sacrificing liquidity in exchange for opportunities that only modestly increase yield potential. We will continue to use our actively managed approach to seek the best possible return within the framework of the Funds’ investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve as we strive to navigate the interest rate environment.

FUND BASICS

Financial Square Funds

as of February 28, 2015

PERFORMANCE REVIEW[1]
September 1, 2014–February 28, 2015	Fund Total Return (based on NAV)[2] FST Shares	iMoneynet Institutional Average[3]
Federal	0.00%	0.01	%(4)
Government	0.00	0.01	(4)
Money Market	0.04	0.03	(5)
Prime Obligations	0.01	0.03	(5)
Tax-Exempt California	0.00	0.02	(6)
Tax-Exempt New York	0.01	0.02	(6)
Tax-Free Money Market	0.00	0.02	(7)
Treasury Instruments	0.00	0.00	(8)
Treasury Obligations	0.00	0.01	(9)

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	Each of the Government, Treasury Obligations, Money Market, Treasury Instruments, Federal and Tax-Free Money Market Funds offers nine separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), each of the Tax-Exempt California and Tax-Exempt New York Funds offers four separate classes of shares (FST, Administration, Service and Cash Management), and the Prime Obligations Fund offers ten separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The FST Shares do not have distribution (12b-1), administration or shareholder service fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution (12b-1), administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution (12b-1), administration and/or shareholder service fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 0.15%, Administration Shares (for all other Funds) pay 0.25%, Service Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 0.40%, Service Shares (for all other Funds) pay 0.50%, Cash Management Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 1.00%, Cash Management Shares (for all other Funds) pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, and Class C Shares pay 1.00%.

If	these fees were reflected in the above performance, performance would have been reduced.

[2]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s performance reflects the reinvestment of dividends and other distributions. A Fund’s performance does not reflect the deduction of any applicable sales charges.

[3]	Source: iMoneyNet, Inc. February 2015

[4]	Government & Agencies Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[5]	First Tier Institutional — Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[6]	Tax-Free State-Specific — Category includes all retail and institutional State-Specific money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds — 6 months & less, put bonds — over 6 months, AMT paper, and other tax-free holdings.

[7]	Tax-Free National — Category includes all retail and institutional national tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds — 6 months & less, put bonds — over 6 months, AMT paper, and other tax-free holdings.

[8]	Treasury Institutional — Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional — Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

FUND BASICS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[1,10]
For the period ended 12/31/14	SEC 7-Day Current Yield[11]	One Year	Five Years	Ten Years	Since Inception	Inception Date
Federal	0.01%	0.01%	0.01%	1.56%	2.50%	2/28/97
Government	0.01	0.01	0.03	1.60	2.94	4/6/93
Money Market	0.07	0.06	0.12	1.69	3.01	5/18/94
Prime Obligations	0.03	0.02	0.08	1.66	3.34	3/8/90
Tax-Exempt California	0.01	0.01	0.01	0.98	2.14	10/4/88
Tax-Exempt New York	0.01	0.01	0.02	1.00	1.87	2/15/91
Tax-Free Money Market	0.07	0.01	0.05	1.16	1.96	7/19/94
Treasury Instruments	0.01	0.00	0.00	1.35	2.27	3/3/97
Treasury Obligations	0.01	0.01	0.01	1.43	3.14	4/25/90

[10]	Standardized Average Annual Total Returns are average annual total returns of FST Shares as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value.

Because FST Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment return will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS. com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[11]	The SEC 7-Day Current Yield figures are as of 12/31/14 and are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Standardized Average Annual Total Return figures.

YIELD SUMMARY

SUMMARY OF THE FST SHARES[1] AS OF 2/28/15
Funds	7-Day Dist. Yield[12]	SEC 7-Day Effective Yield[13]	30-Day Average Yield[14]	Weighted Avg. Maturity (days)[15]	Weighted Avg. Life (days)[16]
Federal	0.01%	0.01%	0.01%	42	100
Government	0.01	0.01	0.01	47	96
Money Market	0.06	0.07	0.07	49	77
Prime Obligations	0.02	0.03	0.03	43	63
Tax-Exempt California	0.01	0.01	0.01	21	22
Tax-Exempt New York	0.01	0.01	0.01	33	33
Tax-Free Money Market	0.01	0.07	0.07	32	32
Treasury Instruments	0.00	0.01	0.00	51	70
Treasury Obligations	0.01	0.01	0.01	52	53

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[12]	The 7-Day Distribution yield is the average total return over the previous seven days. It is the Fund’s total income net of expenses, divided by the total number of outstanding shares. This yield can include capital gain/loss distribution, if any. This is not a SEC Yield.

[13]	The SEC 7-Day Current Yield and SEC 7-Day Effective Yield of a Fund are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[14]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[15]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[16]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

SECTOR ALLOCATIONS

TAXABLE FUNDS[17]
as of February 28, 2015
Security Type (Percentage of Net Assets)	Federal	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations
Certificates of Deposit - Eurodollar	—	—	2.2%	—	—	—
Certificates of Deposit - Yankeedollar	—	—	20.1	—	—	—
Commercial Paper & Corporate Obligations	—	—	13.4	25.7%	—	—
Fixed Rate Municipal Debt Obligations	—	—	—	1.4	—	—
Repurchase Agreements	—	59.3%	18.3	48.7	—	76.8%
Time Deposits	—	—	25.6	—	—	—
U.S. Government Agency Obligations	78.6%	40.4	4.6	11.0	—	—
U.S. Treasury Obligations	5.6	—	—	—	95.5%	22.0
Variable Rate Municipal	—	—	0.8	4.2	—	—
Debt Obligations
Variable Rate Obligations	—	—	16.5	8.8	—	—
as of August 31, 2014
Certificates of Deposit - Eurodollar	—	—	2.7%	—	—	—
Certificates of Deposit - Yankeedollar	—	—	18.2	2.9%	—	—
Commercial Paper & Corporate Obligations	—	—	9.8	20.7	—	—
Fixed Rate Municipal Debt Obligation	—	—	—	2.1	—	—
Repurchase Agreements	—	55.3%	27.3	47.0	—	84.2%
Time Deposits	—	—	20.3	1.4	—	—
U.S. Government Agency Obligations	83.6%	44.7	2.2	8.9	—	—
U.S. Treasury Obligations	10.7	—	—	—	89.4%	12.8
Variable Rate Municipal Debt Obligations	—	—	1.0	3.9	—	—
Variable Rate Obligations	—	—	18.5	13.1	—	—

[17]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

SECTOR ALLOCATIONS

TAX-EXEMPT FUNDS[18]
as of February 28, 2015
Security Type (Percentage of Net Assets)	Tax-Exempt California	Tax-Exempt New York	Tax-Free Money Market
Bond Anticipation Notes	—	6.3%	0.9%
Commercial Paper	5.6%	3.1	11.2
General Obligation Bonds	0.4	1.9	4.8
Pre-Refunded Bonds	0.5	—	0.9
Put Bonds	1.0	—	1.8
Repurchase Agreements	1.6	—	—
Revenue Anticipation Notes	2.2	—	4.4
Revenue Bonds	5.0	4.7	2.2
Tax and Revenue Anticipation Notes	0.6	—	1.3
Tax Anticipation Notes	—	4.4	0.6
Variable Rate Obligations	83.0	79.5	71.6
as of August 31, 2014
Bond Anticipation Notes	—	—	—
Commercial Paper	4.7%	3.9%	11.4%
General Obligation Bonds	1.7	0.9	4.2
Pre-Refunded Bonds	1.8	—	0.5
Put Bonds	0.4	—	0.7
Repurchase Agreements	—	—	—
Revenue Anticipation Notes	0.8	—	0.5
Revenue Bonds	0.9	7.5	1.7
Tax and Revenue Anticipation Notes	0.7	—	0.1
Tax Anticipation Notes	—	1.6	0.5
Variable Rate Obligations	88.9	85.8	80.3

[18]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 78.6%
Federal Farm Credit Bank
$125,000,000	0.110	%(a)	03/03/15	$124,999,965
300,000,000	0.111	(a)	03/03/15	299,999,915
100,000,000	0.112	(a)	03/11/15	100,000,000
15,000,000	0.230	(a)	03/16/15	15,000,718
10,000,000	0.172	(a)	03/26/15	10,000,284
40,000,000	0.124	(a)	04/06/15	39,999,425
290,000,000	0.114	(a)	05/06/15	289,997,277
25,000,000	0.132	(a)	05/15/15	24,999,865
25,000,000	0.132	(a)	05/26/15	24,999,449
64,000,000	0.141	(a)	08/05/15	63,998,531
60,000,000	0.131	(a)	09/02/15	59,993,749
41,047,000	0.550		09/16/15	41,118,029
32,000,000	0.146	(a)	10/05/15	31,998,019
20,000,000	0.090	(a)	10/13/15	19,998,145
75,000,000	0.132	(a)	10/13/15	74,999,975
10,000,000	0.210	(a)	10/22/15	10,003,583
16,200,000	0.150	(a)	10/26/15	16,199,461
15,720,000	0.222	(a)	10/26/15	15,728,422
39,800,000	0.174	(a)	11/19/15	39,808,838
12,000,000	0.127	(a)	11/25/15	11,997,243
100,000,000	0.152	(a)	11/30/15	99,992,440
105,000,000	0.280		02/26/16	104,975,007
300,000,000	0.132	(a)	03/14/16	299,945,761
10,000,000	0.140	(a)	03/29/16	9,995,612
10,000,000	0.170	(a)	03/29/16	10,005,396
100,000,000	0.140	(a)	03/31/16	99,991,104
50,000,000	0.260	(a)	04/11/16	50,042,267
100,000,000	0.142	(a)	04/15/16	99,983,424
51,000,000	0.280	(a)	06/09/16	51,059,151
62,500,000	0.137	(a)	06/30/16	62,493,537
15,000,000	0.133	(a)	07/15/16	14,997,843
100,000,000	0.250	(a)	07/29/16	100,085,981
25,000,000	0.197	(a)	08/09/16	25,000,000
40,743,000	0.280	(a)	09/19/16	40,800,674
60,000,000	0.176	(a)	09/23/16	60,000,000
200,000,000	0.152	(a)	11/04/16	199,990,465
Federal Home Loan Bank
235,000,000	0.000		03/02/15	235,000,000
26,600,000	0.090		03/03/15	26,600,086
357,600,000	0.035		03/04/15	357,598,957
278,000,000	0.106		03/04/15	277,997,568
1,000,000,000	0.035		03/06/15	999,995,139
125,000,000	0.100		03/06/15	124,999,721
42,000,000	0.100		03/10/15	42,000,615
107,345,000	0.117		03/11/15	107,341,571
229,000,000	0.120		03/11/15	228,992,494
5,500,000	0.051		03/12/15	5,499,916
258,550,000	0.117		03/13/15	258,540,089
150,000,000	0.051		03/13/15	149,997,500
750,000,000	0.045		03/18/15	749,984,417
500,000,000	0.095		03/18/15	499,977,806
55,000,000	0.172		03/20/15	54,995,065
200,000,000	0.095		03/20/15	199,990,078
221,000,000	0.041		03/27/15	220,993,616
770,300,000	0.071		04/06/15	770,246,079
100,000,000	0.147		04/06/15	99,985,500

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$50,000,000	0.152%		04/06/15	$49,992,500
125,000,000	0.121	(a)	05/21/15	124,994,688
10,000,000	0.203		06/24/15	9,993,611
42,125,000	0.125		07/17/15	42,115,867
10,000,000	0.170		07/23/15	9,996,740
12,000,000	0.200		08/18/15	11,999,288
3,000,000	0.200		08/28/15	2,999,595
30,000,000	0.230		08/28/15	30,002,569
33,200,000	0.125		09/02/15	33,177,529
10,000,000	1.750		09/11/15	10,078,679
50,000,000	0.136	(a)	09/14/15	50,002,871
20,000,000	0.200		09/14/15	19,993,586
235,000,000	0.200		09/15/15	234,985,647
5,000,000	0.200		09/17/15	4,998,353
2,000,000	0.450		09/21/15	2,002,241
15,045,000	0.200		09/29/15	15,040,310
150,000,000	0.250		10/05/15	150,000,000
105,000,000	0.263		10/09/15	105,000,000
50,000,000	0.230		12/18/15	49,994,835
92,000,000	0.340		02/26/16	92,000,000
51,175,000	0.335		03/01/16	51,175,000
60,250,000	0.355		03/07/16	60,250,000
160,000,000	0.131	(a)	03/11/16	159,979,109

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$9,376,708,790

U.S. Treasury Obligations – 5.6%
United States Treasury Bills
$15,000,000	0.030%		07/02/15	$14,998,463
142,800,000	0.132		07/02/15	142,736,573
United States Treasury Notes
50,000,000	0.250		05/31/15	50,025,510
140,000,000	2.125		05/31/15	140,713,149
27,500,000	0.250		07/15/15	27,517,044
65,000,000	0.250		07/31/15	65,035,154
215,000,000	0.375		08/31/15	215,252,649
5,000,000	0.250		09/15/15	5,003,815
10,000,000	1.250		09/30/15	10,065,244

TOTAL U.S. TREASURY OBLIGATIONS				$671,347,601

TOTAL INVESTMENTS – 84.2%				$10,048,056,391

OTHER ASSETS IN EXCESS OF LIABILITIES – 15.8%				1,890,512,042

NET ASSETS – 100.0%				$11,938,568,433

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 40.4%
Federal Farm Credit Bank
$186,000,000	0.141	%(a)	08/05/15	$185,995,731
174,600,000	0.131	(a)	09/02/15	174,581,809
93,000,000	0.146	(a)	10/05/15	92,994,242
80,000,000	0.090	(a)	10/13/15	79,992,580
38,000,000	0.127	(a)	11/25/15	37,991,271
300,000,000	0.152	(a)	11/30/15	299,977,319
300,000,000	0.142	(a)	02/16/16	299,984,965
100,000,000	0.142	(a)	03/29/16	99,988,875
100,000,000	0.120	(a)	04/04/16	99,991,690
48,500,000	0.260	(a)	04/11/16	48,540,999
100,000,000	0.142	(a)	04/15/16	99,983,424
50,000,000	0.280	(a)	06/09/16	50,057,991
35,000,000	0.133	(a)	07/15/16	34,994,968
40,000,000	0.250	(a)	07/29/16	40,034,393
250,000,000	0.197	(a)	08/09/16	250,000,000
34,457,000	0.280	(a)	09/19/16	34,505,722
140,000,000	0.176	(a)	09/23/16	140,000,000
Federal Home Loan Bank
759,000,000	0.108		03/04/15	758,993,295
125,000,000	0.100		03/06/15	124,999,721
307,000,000	0.117		03/11/15	306,990,193
653,000,000	0.120		03/11/15	652,978,596
1,000,000,000	0.119		03/13/15	999,961,000
585,000,000	0.132		03/18/15	584,964,088
400,210,000	0.133		03/18/15	400,185,243
250,000,000	0.136		03/18/15	249,984,181
195,000,000	0.173		03/20/15	194,982,504
55,000,000	0.120	(a)	04/14/15	54,999,874
140,000,000	0.119	(a)	05/20/15	139,998,680
275,000,000	0.122	(a)	05/28/15	275,000,044
57,300,000	0.203		06/19/15	57,264,983
30,000,000	0.203		06/24/15	29,980,833
200,000,000	0.180		07/16/15	200,013,730
125,000,000	0.125		07/17/15	124,972,899
10,000,000	0.200		07/17/15	9,999,236
20,000,000	0.170		07/23/15	19,993,481
110,000,000	0.137	(a)	08/10/15	110,007,771
33,850,000	0.200		08/18/15	33,847,991
10,000,000	0.200		08/28/15	9,998,650
334,935,000	0.230		08/28/15	334,938,759
150,915,000	1.750		09/11/15	152,160,205
150,000,000	0.136	(a)	09/14/15	150,008,614
950,000,000	0.200		09/15/15	949,985,208
15,000,000	0.200		09/17/15	14,995,057
10,000,000	0.450		09/21/15	10,011,205
399,700,000	0.250		10/05/15	399,700,000
250,000,000	0.263		10/09/15	250,000,000
175,000,000	0.270		10/20/15	175,000,000
450,000,000	0.230		12/18/15	449,953,517
350,000,000	0.230		12/30/15	349,961,961
265,600,000	0.340		02/26/16	265,600,000
150,000,000	0.335		03/01/16	150,000,000
182,500,000	0.355		03/07/16	182,500,000
79,000,000	0.340		03/08/16	78,989,243
157,000,000	0.330		03/09/16	156,962,603
94,000,000	0.340		03/09/16	93,987,200

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$590,000,000	0.131	%(a)	03/11/16	$589,922,963
200,000,000	0.143	(a)	05/13/16	199,962,498
Federal Home Loan Mortgage Corporation
10,795,000	1.750		09/10/15	10,880,396
32,214,000	0.420		09/18/15	32,241,679
200,000,000	0.148	(a)	11/14/16	199,947,169
Federal National Mortgage Association
181,867,000	0.500		09/28/15	182,174,735
937,500,000	0.146	(a)	10/21/16	937,398,772

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$13,727,014,756

Repurchase Agreements(b) – 59.3%
Bank of America, N.A.
$500,000,000	0.080%		03/02/15	$500,000,000
Maturity Value: $500,003,333

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
4.000%, due 10/01/40 to 05/01/42, Federal National Mortgage
Association, 3.000% to 5.000%, due 08/01/33 to 11/01/43 and
Government National Mortgage Association, 3.000% to
4.000%, due 08/15/41 to 11/20/42. The aggregate market value of the collateral, including accrued interest, was $514,999,999.

Bank of Nova Scotia (The)
500,000,000	0.200	(a)(c)	03/09/15	500,000,000
Maturity Value: $500,750,006
Settlement Date: 01/05/15

Collateralized by Federal Home Loan Bank, 1.000%, due
06/21/17, Federal Home Loan Mortgage Corp., 2.500% to
5.500%, due 04/01/26 to 07/01/44, Federal National Mortgage
Association, 2.500% to 6.500%, due 12/01/23 to 12/01/44, U.S.
Treasury Inflation-Indexed Note, 0.625%, due 07/15/21 and
U.S. Treasury Note, 3.750%, due 11/15/18. The aggregate
market value of the collateral, including accrued interest, was
$514,681,255.

250,000,000	0.280	(a)(c)	03/09/15	250,000,000
Maturity Value: $250,698,058
Settlement Date: 02/17/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 08/01/26 to 07/01/44, Federal National Mortgage
Association, 2.500% to 7.250%, due 12/01/25 to 01/01/45 and
Government National Mortgage Association, 4.500% to
6.000%, due 08/20/40 to 04/20/44. The aggregate market value of the collateral, including accrued interest, was $257,513,466.

500,000,000	0.280	(a)(c)	03/09/15	500,000,000
Maturity Value: $501,411,671
Settlement Date: 02/03/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.500%, due 02/01/26 to 02/01/45, Federal National Mortgage
Association, 2.000% to 6.000%, due 01/01/26 to 01/01/45,
Government National Mortgage Association, 5.000%, due
08/20/40, U.S. Treasury Inflation-Indexed Note, 1.375%, due
01/15/20 and U.S. Treasury Note, 4.750%, due 08/15/17. The
aggregate market value of the collateral, including accrued
interest, was $515,091,581.

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Bank of Nova Scotia (The) – (continued)
$850,000,000	0.320	%(a)(c)	03/09/15	$850,000,000
Maturity Value: $852,757,781
Settlement Date: 01/07/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 08/01/26 to 01/01/45, Federal National Mortgage
Association, 2.500% to 6.500%, due 10/01/25 to 12/01/44,
Government National Mortgage Association, 4.500% to
4.750%, due 05/15/40 to 04/20/41 and U.S. Treasury Inflation-
Indexed Note, 0.250% to 0.625%, due 07/15/21 to 01/15/25.
The aggregate market value of the collateral, including accrued interest, was $875,858,061.

BNP Paribas Securities Corp.
550,000,000	0.070	(a)(c)	03/02/15	550,000,000
Maturity Value: $551,695,705
Settlement Date: 06/05/12

Collateralized by Federal Farm Credit Bank, 1.000%, due
09/25/17, Federal Home Loan Mortgage Corp., 2.500% to
6.500%, due 04/18/16 to 01/01/45, Federal National Mortgage
Association, 1.375% to 7.000%, due 10/15/15 to 02/01/45,
Government National Mortgage Association, 3.000% to
8.500%, due 09/15/20 to 02/20/45 and U.S. Treasury Bond,
8.500%, due 02/15/20. The aggregate market value of the
collateral, including accrued interest, was $561,000,449.

1,000,000,000	0.080	(a)(c)	03/02/15	1,000,000,000
Maturity Value: $1,000,062,222
Settlement Date: 02/02/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
6.500%, due 09/01/24 to 02/01/45, Federal National Mortgage
Association, 2.500% to 7.000%, due 10/01/22 to 02/01/45 and
Government National Mortgage Association, 2.500% to
5.500%, due 02/20/30 to 02/20/45. The aggregate market value of the collateral, including accrued interest, was
$1,019,999,996.

500,000,000	0.110	(a)(c)	03/02/15	500,000,000
Maturity Value: $501,552,245
Settlement Date: 06/05/12

Collateralized by Federal Farm Credit Bank, 0.152% to 0.182%,
due 12/01/16 to 01/30/17, Federal Home Loan Mortgage Corp.,
2.000% to 6.500%, due 02/01/19 to 02/01/45, Federal National
Mortgage Association, 2.000% to 7.000%, due 06/01/17 to
12/01/44 and Government National Mortgage Association,
3.000% to 8.500%, due 11/15/21 to 01/20/45. The aggregate
market value of the collateral, including accrued interest, was
$510,000,003.

1,250,000,000	0.120	(a)(c)	03/02/15	1,250,000,000
Maturity Value: $1,250,374,996
Settlement Date: 12/02/14

Collateralized by Federal Home Loan Mortgage Corp., 2.375% to
6.000%, due 10/01/17 to 02/01/45, Federal National Mortgage
Association, 3.000% to 5.000%, due 03/01/26 to 02/01/45 and
Government National Mortgage Association, 3.000% to
6.000%, due 02/15/38 to 12/20/44. The aggregate market value of the collateral, including accrued interest, was
$1,274,999,999.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Citibank N.A.
$500,000,000	0.060%		03/04/15	$500,000,000
Maturity Value: $500,005,833
Settlement Date: 02/25/15

Collateralized by Federal Home Loan Bank, 2.750%, due
12/13/24, Federal Home Loan Mortgage Corp., 2.000% to
10.500%, due 04/01/15 to 02/01/45, Federal National Mortgage
Association, 2.000% to 12.000%, due 03/01/15 to 03/01/45 and
U.S. Treasury Notes, 1.625% to 2.750%, due 02/15/19 to
08/15/20. The aggregate market value of the collateral,
including accrued interest, was $509,999,999.

Credit Suisse Securities (USA) LLC
400,000,000	0.160		06/15/15	400,000,000
Maturity Value: $400,222,222
Settlement Date: 02/10/15
Collateralized by Federal National Mortgage Association, 3.000% to 6.500%, due 05/01/24 to 01/01/45. The aggregate market value of the collateral, including accrued interest, was $408,003,318.

Federal Reserve Bank of New York
3,450,000,000	0.050		03/02/15	3,450,000,000
Maturity Value: $3,450,014,375

Collateralized by U.S Treasury Bonds, 3.750% to 4.750%, due
02/15/41 to 08/15/41 and U.S. Treasury Notes, 2.000% to
2.125%, due 08/15/21 to 02/15/22. The aggregate market value of the collateral, including accrued interest, was
$3,450,014,509.

ING Financial Markets LLC
500,000,000	0.120	(a)(c)	03/09/15	500,000,000
Maturity Value: $500,299,997
Settlement Date: 10/15/14

Collateralized by Federal Home Loan Mortgage Corp., 5.875% to
7.000%, due 03/17/31 to 12/28/38 and Federal National
Mortgage Association, 2.500% to 6.500%, due 08/01/22 to
01/01/45. The aggregate market value of the collateral,
including accrued interest, was $510,004,701.

100,000,000	0.150	(a)(c)	03/09/15	100,000,000
Maturity Value: $100,077,084
Settlement Date: 02/24/15
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 12/01/25 to 07/01/44. The aggregate market value of the collateral, including accrued interest, was $102,001,586.
500,000,000	0.150	(a)(c)	03/09/15	500,000,000
Maturity Value: $500,385,420
Settlement Date: 02/24/15
500,000,000	0.150	(a)(c)	03/09/15	500,000,000
Maturity Value: $500,385,420
Settlement Date: 02/24/15

Shared collateral consisting of Federal National Mortgage
Association, 2.500% to 6.500%, due 05/01/23 to 02/01/45. The
aggregate market value of the collateral, including accrued
interest, was $1,020,005,443.

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Amortized Cost
Repurchase Agreements(b) – (continued)
ING Financial Markets LLC – (continued)
$250,000,000	0.270	%(a)(c)	03/09/15		$250,000,000
Maturity Value: $250,673,125
Settlement Date: 02/25/15
Collateralized by Federal National Mortgage Association, 2.500% to 6.000%, due 03/01/28 to 07/01/42. The aggregate market value of the collateral, including accrued interest, was $255,002,730.

Joint Repurchase Agreement Account I
150,000,000	0.065		03/02/15		150,000,000
Maturity Value: $150,000,806

Joint Repurchase Agreement Account III
2,556,600,000	0.081		03/02/15		2,556,600,000
Maturity Value: $2,556,617,219

JPMorgan Securities LLC
500,000,000	0.120		06/12/15		500,000,000
Maturity Value: $500,200,000
Settlement Date: 02/12/15
Collateralized by Federal National Mortgage Association, 2.500% to 11.000%, due 10/01/15 to 11/01/47. The aggregate market value of the collateral, including accrued interest, was $510,003,471.

RBC Capital Markets LLC
250,000,000	0.120	(a)(c)	03/09/15		250,000,000
Maturity Value: $250,099,999
Settlement Date: 01/20/15

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
6.500%, due 11/01/33 to 09/01/44, Federal National Mortgage
Association, 3.000% to 4.500%, due 08/01/25 to 02/01/45 and
Government National Mortgage Association, 2.500% to
4.000%, due 03/15/27 to 02/20/45. The aggregate market value of the collateral, including accrued interest, was $255,000,001.

750,000,000	0.120	(a)(c)	03/09/15		750,000,000
Maturity Value: $750,299,997
Settlement Date: 01/05/15

Collateralized by Federal Home Loan Bank, 1.411% to 1.625%,
due 12/09/16 to 04/01/19, Federal Home Loan Mortgage Corp.,
1.550% to 8.000%, due 09/01/15 to 02/01/45, Federal Home
Loan Mortgage Corp., Stripped Security 0.000%, due 07/15/32,
Federal National Mortgage Association, 2.000% to 8.000%,
due 08/01/15 to 03/01/45 and Government National Mortgage
Association, 2.500% to 10.500%, due 04/15/16 to 02/20/45.
The aggregate market value of the collateral, including accrued interest, was $764,999,998.

250,000,000	0.130	(a)(c)	03/09/15		250,000,000
Maturity Value: $250,161,597
Settlement Date: 09/15/14

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
6.000%, due 11/01/27 to 09/01/44, Federal National Mortgage
Association, 2.500% to 5.000%, due 10/01/22 to 02/01/45 and
Government National Mortgage Association, 3.500% to
4.000%, due 01/20/45 to 02/20/45. The aggregate market value of the collateral, including accrued interest, was $255,000,002.

Principal Amount	Interest Rate		Maturity Date		Amortized Cost
Repurchase Agreements(b) – (continued)
Societe Generale
$1,500,000,000	0.090%		03/02/15		$1,500,000,000
Maturity Value: $1,500,011,250

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
6.000%, due 03/01/18 to 03/01/45, Federal National Mortgage
Association, 2.000% to 6.000%, due 04/01/18 to 02/01/45. The
aggregate market value of the collateral, including accrued
interest, was $1,544,999,994.

TD Securities (USA) LLC
150,000,000	0.080		03/06/15		150,000,000
Maturity Value: $150,002,333

Collateralized by Federal Home Loan Mortgage Corp., 3.500%
due 12/01/28 and Federal National Mortgage Association,
3.000% to 4.500%, due 03/01/32 to 10/01/43. The aggregate
market value of the collateral, including accrued interest, was
$154,500,000.

Wells Fargo Securities LLC
1,250,000,000	0.090		03/06/15		1,250,000,000
Maturity Value: $1,250,021,875

Collateralized by Federal Farm Credit Bank, 1.420%, to 4.875%,
due 01/17/17 to 02/05/19, Federal Home Loan Bank, 0.000% to
4.750%, due 03/27/15 to 03/13/20, Federal Home Loan
Mortgage Corp., 0.000% to 6.750%, due 04/18/16 to 07/15/32,
Federal Home Loan Mortgage Corp., Stripped Security,
0.000%, due 07/15/32, Federal National Mortgage Association,
0.000% to 5.000%, due 04/30/15 to 09/18/18, Federal National
Mortgage Association Stripped Security, 0.000%, due 11/15/18
and Tennessee Valley Authority, 0.000% to 5.880%, due
03/10/15 to 04/01/56. The aggregate market value of the
collateral, including accrued interest, was $1,275,003,284.

225,000,000	0.120		05/12/15	(d)	225,000,000
Maturity Value: $225,068,250
Settlement Date: 02/10/15

Collateralized by Federal Home Loan Mortgage Corp., 3.500%
due 12/01/29, Federal National Mortgage Association, 3.000%
to 4.500%, due 11/01/29 to 03/01/45 and Government National
Mortgage Association, 4.500%, due 09/20/44. The aggregate
market value of the collateral, including accrued interest, was
$231,750,000.

250,000,000	0.120		05/12/15	(d)	250,000,000
Maturity Value: $250,075,833
Settlement Date: 02/10/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 03/01/35 to 03/01/45, Federal National Mortgage
Association, 2.500% to 5.000%, due 02/01/25 to 03/01/45 and
Government National Mortgage Association, 5.500%, due
10/20/43. The aggregate market value of the collateral,
including accrued interest, was $257,500,000.

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date		Amortized Cost
Repurchase Agreements(b) – (continued)
Wells Fargo Securities LLC – (continued)
$200,000,000	0.120%	06/12/15	(d)	$200,000,000
Maturity Value: $200,080,000
Settlement Date: 02/12/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
3.000%, due 02/01/30 to 02/01/45 and Federal National
Mortgage Association, 3.500%, due 12/01/29 to 03/01/45. The
aggregate market value of the collateral, including accrued
interest, was $206,000,001.

TOTAL REPURCHASE AGREEMENTS				$20,131,600,000

TOTAL INVESTMENTS – 99.7%				$33,858,614,756

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				109,607,975

NET ASSETS – 100.0%				$33,968,222,731

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2015.
(b)	Unless noted, all repurchase agreements were entered into on February 27, 2015. Additional information on Joint Repurchase Agreement Accounts I and III appears on pages 53-55.
(c)	The instrument is subject to a demand feature.
(d)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2015, these securities amounted to $675,000,000 or approximately 2.0% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 13.4%
Alpine Securitization Corp.
$300,000,000	0.290%	05/01/15	$300,000,000
100,000,000	0.264	06/05/15	99,930,667
95,000,000	0.274	06/17/15	94,923,050
Bank of Nova Scotia (The)
140,000,000	0.285	08/17/15	139,815,978
Bedford Row Funding Corp.
75,000,000	0.305	08/10/15	74,898,750
Chariot Funding LLC
50,000,000	0.213	04/30/15	49,982,500
50,000,000	0.213	05/05/15	49,981,042
25,000,000	0.274	05/07/15	24,987,437
25,000,000	0.274	05/19/15	24,985,187
50,000,000	0.244	06/09/15	49,966,667
100,000,000	0.244	06/10/15	99,932,667
Credit Suisse New York
115,000,000	3.500	03/23/15	115,213,845
Dexia Credit Local New York Branch
200,000,000	0.320	05/06/15	199,884,500
200,000,000	0.315	05/07/15	199,884,611
450,000,000	0.310	05/20/15	449,695,000
Electricite de France
197,000,000	0.766	01/15/16	195,686,666
Gotham Funding Corp.
92,557,000	0.180	04/09/15	92,538,951
Hannover Funding Co. LLC
50,000,000	0.213	03/09/15	49,997,667
Jupiter Securitization Co. LLC
25,000,000	0.274	03/11/15	24,998,125
25,000,000	0.274	03/17/15	24,997,000
25,000,000	0.213	04/23/15	24,992,271
100,000,000	0.213	04/30/15	99,965,000
100,000,000	0.244	06/09/15	99,933,333
25,000,000	0.274	07/06/15	24,976,187
50,000,000	0.285	08/27/15	49,930,389
LMA Americas LLC
209,900,000	0.183	03/17/15	209,883,208
Matchpoint Master Trust
50,000,000	0.244	05/04/15	49,978,667
NRW Bank
380,000,000	0.145	03/26/15	379,961,736
Standard Chartered Bank
250,000,000	0.295	05/21/15	249,836,875
225,000,000	0.305	05/28/15	224,835,000
250,000,000	0.295	06/15/15	249,786,528
United Overseas Bank, Ltd.
100,000,000	0.249	05/07/15	99,954,403
146,700,000	0.249	05/08/15	146,632,110
50,000,000	0.315	08/07/15	49,931,542
50,000,000	0.315	08/10/15	49,930,250
Victory Receivables Corp.
110,000,000	0.183	03/06/15	109,997,250

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$4,482,825,059

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Certificate of Deposit-Eurodollar – 2.2%
Credit Industriel et Commercial, New York
$750,000,000	0.295%	04/01/15	$750,009,678

Certificates of Deposit-Yankeedollar – 20.1%
Banco Del Estado De Chile, New York
$45,000,000	0.210%	03/02/15	$45,000,000
Bank of Nova Scotia (The)
397,000,000	0.320	10/21/15	397,000,000
BNP Paribas/New York, NY
200,000,000	0.250	05/20/15	200,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
250,000,000	0.395	09/11/15	250,000,000
DZ Bank AG
500,000,000	0.300	05/05/15	500,000,000
Mitsubishi UFJ Trust & Banking Corp.
200,000,000	0.240	03/04/15	200,000,000
250,000,000	0.280	06/08/15	250,000,000
Mizuho Bank Ltd.
300,000,000	0.220	03/05/15	300,000,000
200,000,000	0.240	05/06/15	200,000,000
250,000,000	0.250	05/18/15	250,000,000
National Bank of Kuwait, New York
50,000,000	0.300	04/29/15	50,000,000
95,000,000	0.310	05/12/15	95,000,000
50,000,000	0.280	05/19/15	50,000,000
100,000,000	0.330	06/03/15	100,000,000
155,000,000	0.330	06/17/15	155,000,000
Norinchukin Bank
895,000,000	0.250	05/28/15	895,000,000
Sumitomo Mitsui Banking Corp.
500,000,000	0.230	03/10/15	500,000,000
350,000,000	0.230	03/12/15	350,000,000
300,000,000	0.270	07/01/15	300,000,000
Sumitomo Mitsui Trust Bank Ltd.
500,000,000	0.270	05/12/15	500,000,000
400,000,000	0.270	06/23/15	400,000,000
Toronto-Dominion (The) Bank
250,000,000	0.230	06/04/15	250,000,000
500,000,000	0.250	06/10/15	500,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$6,737,000,000

Time Deposits – 25.6%
China Construction Bank Corp., New York
$250,000,000	0.200%	03/02/15	$250,000,000
Credit Agricole Corporate and Investment Bank
1,475,400,000	0.060	03/02/15	1,475,400,000
Credit Industriel et Commercial, New York
500,000,000	0.120	03/04/15	500,000,000
DBS Bank Ltd.
500,000,000	0.140	03/02/15	500,000,000
500,000,000	0.140 (a)	03/06/15	500,000,000
HSBC Securities (USA), Inc.
400,000,000	0.100	03/02/15	400,000,000

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Time Deposits – (continued)
ING Bank N.V.
$750,000,000	0.140%		03/05/15	$750,000,000
National Bank of Kuwait
750,000,000	0.100		03/02/15	750,000,000
Natixis Securities Americas LLC
1,450,000,000	0.050		03/02/15	1,450,000,000
Skandinaviska Enskilda Banken AB
1,000,000,000	0.130		03/02/15	1,000,000,000
Swedbank AB
1,000,000,000	0.120		03/03/15	1,000,000,000

TOTAL TIME DEPOSITS				$8,575,400,000

U.S. Government Agency Obligations – 4.6%
Federal Home Loan Bank
$270,000,000	0.250%		10/05/15	$270,000,000
290,000,000	0.263		10/09/15	290,000,000
264,000,000	0.340		02/26/16	264,000,000
300,000,000	0.300		03/07/16	299,960,595
74,000,000	0.340		03/08/16	73,989,924
148,000,000	0.330		03/09/16	147,964,747
89,000,000	0.340		03/09/16	88,987,881
Overseas Private Investment Corp. (USA)
92,100,000	0.110	(b)	03/09/15	92,100,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,527,003,147

Variable Rate Municipal Debt Obligations(b) – 0.8%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(c)
$19,375,000	0.130%		03/02/15	$19,375,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(c)
33,000,000	0.130		03/02/15	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.130		03/02/15	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 (JPMorgan Chase Bank N.A., SPA)
81,410,000	0.180		03/09/15	81,410,000
Nuveen Investment Quality Municipal Fund, Inc. VRDP Series 2011-1-2118 (Barclays Bank PLC, LIQ)(c)
22,500,000	0.110		03/09/15	22,500,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDP Series 2010-1 (Deutsche Bank A.G., LIQ)(c)
34,000,000	0.170		03/09/15	34,000,000
Nuveen Premier Municipal Income Fund, Inc. VRDP Series 2011-1-1277 (Barclays Bank PLC, LIQ)(c)
13,000,000	0.110		03/09/15	13,000,000
Port Authority of New York & New Jersey VRDN RB for Austin Trust Certificates Series 2008-1107 (GO of Authority) (Bank of America N.A. LIQ)(c)
32,345,000	0.090		03/09/15	32,345,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(b) – (continued)
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Project Series 1999 B (GO of University)
$9,200,000	0.110%		03/09/15	$9,200,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$273,940,000

Variable Rate Obligations(b) – 16.5%
ASB Finance Ltd., London
$50,000,000	0.281	%(c)	09/01/15	$49,996,241
100,000,000	0.282	(c)	09/10/15	99,992,259
Australia & New Zealand Banking Group Ltd.
260,000,000	0.423	(c)	10/16/15	260,000,000
Bank of Montreal, Chicago
500,000,000	0.232		04/13/15	500,000,000
Bank of Nova Scotia (The)
350,000,000	0.392		02/23/16	350,000,000
Bedford Row Funding Corp.
50,000,000	0.275	(c)	04/02/15	50,000,000
China Construction Bank Corp., New York
250,000,000	0.422		03/30/15	250,000,000
Commonwealth Bank of Australia
200,000,000	0.250	(c)	03/30/15	200,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA-NY
250,000,000	0.307		05/19/15	250,000,000
Credit Suisse Securities (USA) LLC
550,000,000	0.272		06/29/15	550,000,000
Dexia Credit Local SA/New York, NY
100,000,000	0.447		06/20/15	100,034,989
100,000,000	0.305		07/01/15	100,000,000
JPMorgan Chase Bank NA
222,000,000	0.355		03/04/16	222,000,000
JPMorgan Securities LLC
200,000,000	0.377		11/19/15	200,000,000
Kells Funding LLC
33,000,000	0.267	(c)	04/23/15	33,000,000
50,000,000	0.268	(c)	04/29/15	50,000,000
80,000,000	0.268	(c)	05/15/15	80,000,000
75,000,000	0.257	(c)	09/28/15	74,995,453
120,000,000	0.257	(c)	10/08/15	119,992,221
150,000,000	0.257	(c)	10/09/15	149,989,760
National Australia Bank Ltd.
500,000,000	0.232		05/11/15	500,000,000
Providence Health & Services Obligated Group (U.S. Bank N.A., SBPA)
46,195,000	0.110		03/09/15	46,195,000
Royal Bank of Canada
300,000,000	0.345		02/29/16	300,000,000
Svenska Handelsbanken AB
195,000,000	0.456		03/03/16	195,000,000
Wells Fargo Bank N.A.
425,000,000	0.272		09/14/15	425,000,000
150,000,000	0.367		03/18/16	150,000,000
Westpac Banking Corp.
246,000,000	0.434	(c)	03/01/16	246,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$5,552,195,923

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$27,898,373,807

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – 18.3%
ABN AMRO Securities (USA) LLC
$100,000,000	0.280	%(b)(e)	03/09/15	$100,000,000
Maturity Value: $100,021,778
Settlement Date: 02/23/15
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,000,013.
125,000,000	0.320	(b)(e)	03/09/15	125,000,000
Maturity Value: $125,101,111
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $135,000,051.

Barclays Capital, Inc.
105,000,000	0.390		03/02/15	105,000,000
Maturity Value: $105,003,413
Collateralized by various corporate security issuers, 3.375% to 12.750%, due 01/15/16 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $115,499,991.

BNP Paribas Securities Corp.
200,000,000	0.220		03/02/15	200,000,000
Maturity Value: $200,003,667

Collateralized by various auction rate preferred securities, 5.700%
to 9.250%, due 06/30/24 to perpetual maturity, various equity securities and Exchange-Traded Funds. The aggregate market
value of the collateral, including accrued interest, was
$216,000,001.

35,000,000	0.320		03/02/15	35,000,000
Maturity Value: $35,000,933

Collateralized by Federal Home Loan Mortgage Corp., 3.320% to
3.527%, due 07/25/20 to 10/25/23, Federal National Mortgage
Association, 0.000%, due 10/09/19, various corporate security issuers, 2.774% to 8.875%, due 07/01/17 to 03/01/25 and
various mortgage-backed obligations, 0.371% to 5.421%, due
10/25/23 to 11/25/46. The aggregate market value of the
collateral, including accrued interest, was $42,382,866.

115,000,000	0.470		03/02/15	115,000,000
Maturity Value: $115,004,504

Collateralized by various asset-backed obligations, 0.000% to
7.625%, due 02/18/20 to 06/25/47 and various mortgage-
backed obligations, 0.511% to 5.750%, due 07/25/23 to
08/25/46. The aggregate market value of the collateral,
including accrued interest, was $142,234,733.

500,000,000	0.725	(b)(f)	05/06/15	500,000,000
Maturity Value: $503,041,397
Settlement Date: 07/08/14

Collateralized by Federal Home Loan Mortgage Corp., 3.527%,
due 10/25/23, various asset-backed obligations, 0.000% to
7.625%, due 07/15/20 to 08/25/47, various corporate security issuers, 6.100% to 7.375%, due 04/23/21 to 06/10/23 and
various mortgage-backed obligations, 0.288% to 7.321%, due
07/25/23 to 07/25/37. The aggregate market value of the
collateral, including accrued interest, was $609,485,925.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Citibank N.A.
$250,000,000	0.060%		03/04/15	$250,000,000
Maturity Value: $250,002,917
Settlement Date: 02/25/15

Collateralized by Federal Agricultural Mortgage Corp., 2.125%,
due 09/15/15, Federal Home Loan Mortgage Corp., 2.387% to
4.500%, due 08/01/26 to 12/01/43, Federal National Mortgage
Association, 1.950% to 6.000%, due 08/01/23 to 03/01/45,
Government National Mortgage Association, 4.000% to
6.500%, due 02/15/39 to 10/20/44, U.S. Treasury Bond,
8.125%, due 08/15/19, U.S. Treasury Inflation-Indexed Note,
1.625%, due 01/15/18 and U.S. Treasury Note, 0.625%, due
08/15/16. The aggregate market value of the collateral,
including accrued interest, was $255,000,112.

Credit Suisse Securities (USA) LLC
400,000,000	0.751	(b)(f)	06/02/15	400,000,000
Maturity Value: $403,629,344
Settlement Date: 03/27/14
Collateralized by various mortgage-backed obligations, 0.000% to 9.020%, due 01/25/18 to 07/25/54. The aggregate market value of the collateral, including accrued interest, was $480,003,662.

Federal Reserve Bank of New York
600,000,000	0.050		03/02/15	600,000,000
Maturity Value: $600,002,500
Collateralized by a U.S. Treasury Note, 1.750%, due 05/15/22. The market value of the collateral, including accrued interest, was $600,002,556.

HSBC Securities (USA), Inc.
1,250,000,000	0.220		03/02/15	1,250,000,000
Maturity Value: $1,250,022,917
Collateralized by various equity securities and Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $1,350,000,030.
25,000,000	0.270		03/02/15	25,000,000
Maturity Value: $25,000,563
Collateralized by various corporate security issuers, 8.500% to 11.250%, due 06/01/17 to 10/01/21. The aggregate market value of the collateral, including accrued interest, was $27,502,153.

ING Financial Markets LLC
150,000,000	0.170		03/02/15	150,000,000
Maturity Value: $150,002,125

Collateralized by various corporate security issuers, 0.571% to
7.550%, due 12/04/15 to 10/01/44 and a government security
issuer, 5.950%, due 03/19/19. The aggregate market value of
the collateral, including accrued interest, was $157,591,652.

Merrill Lynch Government Securities, Inc.
100,000,000	0.450		03/02/15	100,000,000
Maturity Value: $100,003,750

Collateralized by various asset-backed obligations, 0.311% to
6.003%, due 04/30/23 to 10/20/38 and various mortgage-
backed obligations, 0.291% to 6.064%, due 05/25/35 to
12/10/49. The aggregate market value of the collateral,
including accrued interest, was $123,723,364.

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Merrill Lynch Government Securities, Inc. – (continued)
$103,000,000	0.470%		03/02/15	$103,000,000
Maturity Value: $103,004,034

Collateralized by an equity security, various auction rate preferred securities, 0.000% to 1.388%, perpetual maturity and various
Mutual Funds, 0.000% to 0.110%, perpetual maturity. The
aggregate market value of the collateral, including accrued
interest, was $111,260,927.

Mitsubishi UFJ Securities (USA), Inc.
175,000,000	0.250		03/03/15	175,000,000
Maturity Value: $175,008,507
Settlement Date: 02/24/15

Collateralized by an asset-backed obligation, 0.823%, due
05/15/18, various corporate security issuers, 0.637% to 9.700%, due 04/01/15 to 12/15/42, various municipal debt obligations,
5.000% to 7.425%, due 06/01/22 to 06/15/40 and various
sovereign debt security issuers, 3.600% to 8.875%, due
04/14/19 to 01/23/46. The aggregate market value of the
collateral, including accrued interest, was $184,611,849.

RBC Capital Markets LLC
300,000,000	0.400	(b)(e)	03/09/15	300,000,000
Maturity Value: $300,296,666
Settlement Date: 02/13/15
Collateralized by various corporate security issuers, 0.995% to 14.000%, due 03/15/15 to 12/15/96. The aggregate market value of the collateral, including accrued interest, was $324,000,009.

Societe Generale
260,000,000	0.210		03/02/15	260,000,000
Maturity Value: $260,004,550
Collateralized by various sovereign debt security issuers, 4.875% to 12.250%, due 07/14/17 to 02/14/34. The aggregate market value of the collateral, including accrued interest, was $273,000,001.
100,000,000	0.220		03/02/15	100,000,000
Maturity Value: $100,001,833
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $107,999,995.
50,000,000	0.300		03/02/15	50,000,000
Maturity Value: $50,001,250
Collateralized by various corporate security issuers, 1.292% to 12.250%, due 04/01/15 to 12/18/73. The aggregate market value of the collateral, including accrued interest, was $54,977,517.
100,000,000	0.370		03/02/15	100,000,000
Maturity Value: $100,003,083
Collateralized by various corporate security issuers, 0.750% to 4.875%, due 11/15/15 to 03/30/43. The aggregate market value of the collateral, including accrued interest, was $110,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Societe Generale – (continued)
$150,000,000	0.370%		03/02/15	$150,000,000
Maturity Value: $150,004,625

Collateralized by various asset-backed obligations, 0.308% to
7.377%, due 05/23/19 to 11/25/36, various corporate security issuers, 3.500% to 11.500%, due 04/15/15 to perpetual maturity and various mortgage-backed obligations, 0.431% to 1.111%,
due 08/25/36 to 06/25/46. The aggregate market value of the
collateral, including accrued interest, was $169,969,557.

150,000,000	0.310		03/06/15	150,000,000
Maturity Value: $150,009,042
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $162,000,001.

Wells Fargo Securities LLC
150,000,000	0.270		03/02/15	150,000,000
Maturity Value: $150,003,375

Collateralized by various asset-backed obligations, 0.000% to
6.006%, due 04/07/19 to 10/25/36, various corporate security issuers, 0.000% to 10.000%, due 04/10/15 to 09/15/27 and
various mortgage-backed obligations, 2.390% to 5.648%, due
02/27/36 to 02/17/51. The aggregate market value of the
collateral, including accrued interest, was $165,000,004.

300,000,000	0.270		03/02/15	300,000,000
Maturity Value: $300,006,750
Collateralized by various mortgage-backed obligations, 0.000% to 5.623%, due 05/25/20 to 08/15/50. The aggregate market value of the collateral, including accrued interest, was $325,956,004.
100,000,000	0.300		03/06/15	100,000,000
Maturity Value: $100,005,833

Collateralized by various asset-backed obligations, 0.000% to
6.006%, due 11/10/21 to 04/27/54, various corporate security issuers, 0.000% to 9.000%, due 04/10/15 to 06/01/43 and
various mortgage-backed obligations, 2.390% to 3.074%, due
02/27/36 to 08/27/37. The aggregate market value of the
collateral, including accrued interest, was $110,000,002.

250,000,000	0.600	(f)	03/17/15	250,000,000
Maturity Value: $250,375,000
Settlement Date: 12/17/14

Collateralized by Federal Home Loan Mortgage Corp., 1.444% to
1.800%, due 05/25/40 to 12/25/40, various asset-backed
obligations, 0.000% to 9.300%, due 07/01/15 to 07/03/50,
various corporate security issuers, 0.000% to 11.000%, due
03/16/15 to 04/01/44 and various mortgage-backed obligations,
2.390% to 5.648%, due 06/14/31 to 02/17/51. The aggregate
market value of the collateral, including accrued interest, was
$274,399,115.

TOTAL REPURCHASE AGREEMENTS				$6,143,000,000

TOTAL INVESTMENTS – 101.5%				$34,041,373,807

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%				(493,765,499)

NET ASSETS – 100.0%				$33,547,608,308

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2015.
(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2015, these securities amounted to $1,568,185,934 or approximately 4.7% of net assets.
(d)	Unless noted, all repurchase agreements were entered into on February 27, 2015.
(e)	The instrument is subject to a demand feature.
(f)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2015, these securities amounted to $1,150,000,000 or approximately 3.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	—General Obligation
LIQ	—Liquidity Agreement
RB	—Revenue Bond
SBPA	—Standby Bond Purchase Agreement
SPA	—Stand-by Purchase Agreement
VRDN	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred Shares

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 25.7%
Albion Capital LLC
$63,024,000	0.200%	03/20/15	$63,017,347
64,254,000	0.180	03/25/15	64,246,290
63,972,000	0.180	03/26/15	63,964,003
Alpine Securitization Corp.
200,000,000	0.290	05/01/15	200,000,000
100,000,000	0.264	06/05/15	99,930,667
100,000,000	0.274	06/17/15	99,919,000
Atlantic Asset Securitization LLC
170,000,000	0.180	04/09/15	169,966,850
Chariot Funding LLC
25,000,000	0.271	03/10/15	24,998,312
25,000,000	0.271	03/11/15	24,998,125
25,000,000	0.271	03/17/15	24,997,000
50,000,000	0.271	03/23/15	49,991,750
25,000,000	0.271	04/09/15	24,992,688
25,000,000	0.271	04/20/15	24,990,625
50,000,000	0.280	08/27/15	49,930,389
Gotham Funding Corp.
13,729,000	0.170	03/03/15	13,728,870
206,837,000	0.180	03/23/15	206,814,248
Hannover Funding Co. LLC
41,000,000	0.213	03/09/15	40,998,087
Jupiter Securitization Co. LLC
25,000,000	0.271	03/03/15	24,999,625
25,000,000	0.271	03/10/15	24,998,312
50,000,000	0.271	08/03/15	49,941,875
25,000,000	0.271	08/12/15	24,969,250
50,000,000	0.285	08/27/15	49,930,389
Kaiser Foundation Hospitals
45,047,000	0.180	03/24/15	45,041,820
38,077,000	0.250	04/03/15	38,068,274
Liberty Street Funding LLC
100,000,000	0.200	04/21/15	99,971,667
85,000,000	0.200	05/11/15	84,966,472
LMA Americas LLC
150,000,000	0.180	03/05/15	149,997,000
Matchpoint Master Trust
45,000,000	0.244	05/04/15	44,980,800
Nieuw Amsterdam Receivables Corp.
160,000,000	0.210	05/12/15	159,932,800
Old Line Funding LLC
150,000,000	0.270	06/16/15	149,879,625
50,000,000	0.360	10/22/15	49,885,764
PNC Bank N.A.
250,000,000	0.300	04/30/15	250,000,000
Regency Markets No. 1 LLC
237,131,000	0.160	03/20/15	237,110,976
Regents of the University of California
25,000,000	0.150	03/05/15	24,999,583
Thunder Bay Funding LLC
50,000,000	0.360	10/22/15	49,885,764
Versailles Commercial Paper LLC
100,000,000	0.250	04/13/15	99,970,139
Victory Receivables Corp.
80,000,000	0.170	03/02/15	79,999,622
70,000,000	0.180	03/09/15	69,997,200

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Victory Receivables Corp. – (continued)
$65,000,000	0.180%	03/23/15	$64,992,850
100,000,000	0.180	04/09/15	99,980,500

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$3,221,984,558

Fixed Rate Municipal Debt Obligations – 1.4%
County of Kent, Michigan GO Taxable Series 2014
$15,000,000	0.375%	04/01/15	$15,001,579
County of Orange, California RB Refunding for Pension Obligations Taxable Series 2015-A
18,875,000	0.580	11/02/15	18,875,000
58,700,000	0.680	02/01/16	58,700,000
Ohio Health Corp.
24,313,000	0.180	03/02/15	24,313,000
16,078,000	0.180	04/02/15	16,078,000
South Carolina State Public Service Authority Series 2012 DD (Barclays Bank PLC, SPA)
10,000,000	0.180	03/02/15	10,000,000
South Carolina State Public Service Authority Series 2012 DD (Barclays Bank PLC, SPA)
20,880,000	0.180	03/02/15	20,880,000
State of California GO Taxable Series 2010
4,845,000	3.950	11/01/15	4,958,547
State of California GO Taxable Various Purpose Series 2009-3
4,730,000	5.450	04/01/15	4,750,599

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$173,556,725

U.S. Government Agency Obligations – 11.0%
Federal Home Loan Bank
$70,725,000	0.230%	08/28/15	$70,724,006
200,000,000	0.200	09/15/15	199,996,882
130,000,000	0.250	10/05/15	130,000,000
135,000,000	0.263	10/09/15	135,000,000
150,000,000	0.230	12/30/15	149,983,697
104,000,000	0.340	02/26/16	104,000,000
150,000,000	0.300	03/07/16	149,980,298
Overseas Private Investment Corp. (USA)
445,597,530	0.110 (a)	03/09/15	445,597,530

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$1,385,282,413

Variable Rate Municipal Debt Obligations(a) – 4.2%
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(b)
$35,500,000	0.130%	03/02/15	$35,500,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.130	03/02/15	30,000,000

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
City & County of Denver, Colorado VRDN RB SPEARS Series 2012-DBE-1129X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
$13,100,000	0.140%	03/09/15	$13,100,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank Gironzentrale, SPA)
39,100,000	0.100	03/09/15	39,100,000
City of Omaha, Nebraska Parking Facilities Corp. VRDN RB Putters Series 2013-SGT06 (Societe Generale, LIQ)(b)
19,475,000	0.100	03/02/15	19,475,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2012-D Subseries D-3 (Bank of Tokyo- Mitsubishi UFJ, SPA)
18,805,000	0.020	03/09/15	18,805,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2013 Subseries B-5 (Bank of Tokyo-Mitsubishi UFJ, SPA)
11,320,000	0.020	03/09/15	11,320,000
Grand River Dam Authority VRDN RB Taxable Series 2014-C (Barclays Bank PLC, LOC)
16,250,000	0.130	03/09/15	16,250,000
Kentucky Municipal Power Agency VRDN RB Floaters Series 2010-B002 (Assured Guaranty) (Morgan Stanley Bank, LIQ)(b)
20,000,000	0.340	03/09/15	20,000,000
Nuveen Dividend Advantage Municipal Fund #2 VRDP Series 2010-2 (Toronto- Dominion Bank, LIQ)(a)(b)
29,300,000	0.110	03/09/15	29,300,000
Nuveen Investment Quality Municipal Fund, Inc. VRDP Series 2011-1-2118 (Barclays Bank PLC, LIQ)(a)(b)
16,000,000	0.110	03/09/15	16,000,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDP Series 2010-1 (Deutsche Bank A.G., LIQ)(a)(b)
30,900,000	0.170	03/09/15	30,900,000
Nuveen Municipal Opportunity Fund, Inc. VRDP Series 2010 (Citibank N.A., LIQ)(a)(b)
7,900,000	0.110	03/09/15	7,900,000
Nuveen Select Quality Municipal Fund, Inc. VRDP Series 2011-1-2525 (Barclays Bank PLC, LIQ)(a)(b)
25,000,000	0.110	03/09/15	25,000,000
Port Authority of New York & New Jersey VRDN RB Austin Trust Certificates Series 2008-1067 (GO of Authority) (Bank of America N.A., LIQ)(b)
22,655,000	0.090	03/09/15	22,655,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A., LIQ)(b)
18,165,000	0.060	03/09/15	18,165,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2003 (GTY AGMT-Flint Hills Resources LLC)
9,000,000	0.070	03/09/15	9,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2005 (GTY AGMT-Flint Hills Resources LLC)
22,200,000	0.070	03/09/15	22,200,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2006 (GTY AGMT-Flint Hills Resources LLC)
42,000,000	0.070	03/09/15	42,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2007 (GTY AGMT-Flint Hills Resources LLC)
18,000,000	0.070	03/09/15	18,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources LLC)
30,550,000	0.070	03/09/15	30,550,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Regional Transportation Authority, Illinois VRDN RB Putters Series 2014- T0021 (JPMorgan Chase & Co., LIQ)(b)
$19,650,000	0.140%	03/02/15	$19,650,000
Smithsonian Institution VRDN RB Series 2013
20,000,000	0.180	03/09/15	20,000,000
University of Illinois VRDN RB for Auxiliary Facility Series 2014-C (Northern Trust Company, LOC)
10,000,000	0.100	03/09/15	10,000,000
Western Asset Intermediate Muni Fund, Inc. VRDP Series 2015-1 (Citibank N.A., LIQ)(b)
9,500,000	0.110	03/09/15	9,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$534,370,000

Variable Rate Obligations(a) – 8.8%
JPMorgan Chase Bank NA
$275,000,000	0.355%	03/04/16	$275,000,000
JPMorgan Securities LLC
100,000,000	0.377	11/19/15	100,000,000
Kells Funding LLC(b)
50,000,000	0.268	05/15/15	50,000,000
50,000,000	0.235	08/26/15	49,997,492
Metropolitan Life Global Funding I
250,000,000	0.502	04/10/15	250,000,000
Providence Health & Services Obligated Group (U.S. Bank N.A., SBPA)
46,500,000	0.110	03/09/15	46,500,000
Wells Fargo Bank N.A.
125,000,000	0.367	03/18/16	125,000,000
205,000,000	0.387	03/21/16	205,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$1,101,497,492

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$6,416,691,188

Repurchase Agreements(c) – 48.7%
Citibank, N.A.
$250,000,000	0.060%	03/04/15	$250,000,000
Maturity Value: $250,002,917
Settlement Date: 02/25/15

Collateralized by Federal Farm Credit Bank, 0.430%, due
05/23/16, Federal Home Loan Bank, 0.000%, due 05/01/15,
Federal Home Loan Mortgage Corp., 2.387% to 6.201%, due
06/01/22 to 03/01/45, Federal National Mortgage Association,
2.294% to 6.000%, due 11/01/22 to 09/01/44, Government
National Mortgage Association, 1.625% to 7.000%, due
04/20/35 to 07/20/44. The aggregate market value of the
collateral, including accrued interest, was $255,000,001.

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Citigroup Global Markets, Inc.
$235,000,000	0.080%		03/02/15	$235,000,000
Maturity Value: $235,001,567

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to
38.628%, due 01/15/20 to 11/15/50, Federal National Mortgage
Association, 0.100% to 503.875%, due 12/25/16 to 12/25/44
and Government National Mortgage Association, 0.000% to
84.845%, due 09/20/26 to 06/16/54. The aggregate market
value of the collateral, including accrued interest, was
$242,049,997.

Federal Reserve Bank Of New York
1,300,000,000	0.050		03/02/15	1,300,000,000
Maturity Value: $1,300,005,417

Collateralized by a U.S. Treasury Bond, 4.625%, due 02/15/40
and U.S. Treasury Notes, 1.500% to 2.125%, due 08/31/18 to
08/15/21. The aggregate market value of the collateral,
including accrued interest, was $1,300,005,511.

ING Financial Markets LLC
250,000,000	0.150	(a)(d)	03/09/15	250,000,000
Maturity Value: $250,192,710
Settlement Date: 02/24/15
Collateralized by Federal National Mortgage Association, 3.000% to 6.500%, due 05/01/25 to 05/01/44. The aggregate market value of the collateral, including accrued interest, was $255,001,169.

Joint Repurchase Agreement Account I
150,000,000	0.065		03/02/15	150,000,000
Maturity Value: $150,000,806

Joint Repurchase Agreement Account III
2,300,000,000	0.081		03/02/15	2,300,000,000
Maturity Value: $2,300,015,491

JPMorgan Securities LLC
100,000,000	0.610	(e)	07/31/15	100,000,000
Maturity Value: $100,303,306
Settlement Date: 02/02/15
Collateralized by various mortgage-backed obligations, 0.000% to 3.000%, due 02/25/35 to 09/25/47. The aggregate market value of the collateral, including accrued interest, was $115,001,117.

Merrill Lynch Government Securities, Inc.
100,000,000	0.070		03/02/15	100,000,000
Maturity Value: $100,000,583

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
6.028%, due 05/15/40 to 06/15/54, Federal National Mortgage
Association, 5.829% to 6.379%, due 02/25/40 to 04/25/44 and
Government National Mortgage Association, 0.350% to
6.027%, due 02/20/40 to 06/20/64. The aggregate market value of the collateral, including accrued interest, was $110,000,000.

200,000,000	0.450		03/02/15	200,000,000
Maturity Value: $200,007,500

Collateralized by various asset-backed securities, 0.341% to
7.960%, due 12/15/17 to 10/25/37 and various mortgage-
backed obligations, 0.361% to 6.266%, due 12/15/31 to
02/12/51. The aggregate market value of the collateral,
including accrued interest, was $246,311,370.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Merrill Lynch Government Securities, Inc. – (continued)
$100,000,000	0.470%		03/02/15	$100,000,000
Maturity Value: $100,003,917

Collateralized by various auction rate preferred securities, 0.000%
to 0.099%, perpetual maturity and various mutual funds,
0.110% to 1.390%, perpetual maturity. The aggregate market
value of the collateral, including accrued interest, was
$108,107,693.

230,000,000	0.520	(a)(e)	04/03/15	230,000,000
Maturity Value: $230,900,319
Settlement Date: 07/11/14
Collateralized by various corporate security issuers, 1.000% to 7.500%, due 05/01/15 to 10/01/44. The aggregate market value of the collateral, including accrued interest, was $253,000,283.

RBC Capital Markets LLC
250,000,000	0.120	(a)(d)	03/09/15	250,000,000
Maturity Value: $250,099,999
Settlement Date: 01/05/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.000%, due 03/01/25 to 07/01/44, Federal National Mortgage
Association, 2.500% to 5.000%, due 05/01/23 to 12/01/44 and
Government National Mortgage Association, 3.500% to
4.500%, due 12/20/44 to 02/20/45. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

TD Securities (USA) LLC
150,000,000	0.080		03/06/15	150,000,000
Maturity Value: $150,002,333
Collateralized by Federal National Mortgage Association, 3.000% to 4.500%, due 11/01/34 to 11/01/44. The aggregate market value of the collateral, including accrued interest, was $154,500,000.

Wells Fargo Securities LLC
250,000,000	0.070		03/05/15	250,000,000
Maturity Value: $250,003,403
Settlement Date: 02/26/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000%,
due 02/01/30, Federal National Mortgage Association, and
2.000% to 4.000%, due 08/01/28 to 03/01/45 and Government
National Mortgage Association, 5.000%, due 10/20/44. The
aggregate market value of the collateral, including accrued
interest, was $257,500,000.

175,000,000	0.500	(e)	03/17/15	175,000,000
Maturity Value: $175,221,181
Settlement Date: 12/16/14

Collateralized by various asset-backed securities, 0.000% to
21.000%, due 04/07/19 to 07/25/53, various corporate security issuers, 0.000% to 10.500%, due 04/10/15 to perpetual maturity and various mortgage-backed obligations, 2.390% to 5.648%,
due 02/27/36 to 02/17/51. The aggregate market value of the
collateral, including accrued interest, was $192,252,385.

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Wells Fargo Securities LLC – (continued)
$75,000,000	0.600	%(e)	05/11/15	$75,000,000
Maturity Value: $75,112,500
Settlement Date: 02/10/15

Collateralized by various asset-backed securities, 0.000% to
5.006%, due 05/15/21 to 04/27/54, various corporate security issuers, 0.000% to 9.250%, due 04/10/15 to 06/01/43 and an
mortgage-backed obligation, 3.074%, due 08/27/37. The
aggregate market value of the collateral, including accrued
interest, was $82,499,998.

TOTAL REPURCHASE AGREEMENTS				$6,115,000,000

TOTAL INVESTMENTS – 99.8%				$12,531,691,188

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%				20,837,713

NET ASSETS – 100.0%				$12,552,528,901

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2015.
(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2015, these securities amounted to $367,142,492 or approximately 2.9% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on February 27, 2015. Additional information on Joint Repurchase Agreement Accounts I and III appears on pages 53-55.
(d)	The instrument is subject to a demand feature.
(e)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2015, these securities amounted to $580,000,000 or approximately 4.6% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FGIC	—Insured by Financial Guaranty Insurance Co.
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MBIA	—Insured by Municipal Bond Investors Assurance
RB	—Revenue Bond
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SBPA	—Standby Bond Purchase Agreement
SPA	—Stand-by Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
VRDN	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred Shares

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 98.3%
California – 98.3%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Sharp Healthcare Series 2009-C (Citibank N.A., LOC)
$450,000	0.020%	03/09/15	$450,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area CR-PT-4708 Series 2011 (Bank of America N.A., LIQ)(a)
1,000,000	0.020	03/09/15	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
4,150,000	0.040	03/09/15	4,150,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
3,000,000	0.120	03/09/15	3,000,000
California Educational Facilities Authority CP RN for Stanford University Series 2015-S-4
1,200,000	0.130	07/08/15	1,200,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006-B (GO of Institution)
3,500,000	0.010	03/09/15	3,500,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank N.A., LIQ)(a)
3,680,000	0.030	03/09/15	3,680,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2013-3346 (Morgan Stanley Bank, LIQ)(a)
2,600,000	0.030	03/09/15	2,600,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2014-0005-Class A (Citibank N.A., LIQ)(a)
1,000,000	0.030	03/09/15	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B (Barclays Bank PLC, LIQ)(a)
1,100,000	0.030	03/09/15	1,100,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank N.A., LIQ)(a)
2,976,640	0.010	03/02/15	2,976,640
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
690,000	0.030	03/09/15	690,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1996 L-4
2,300,000	0.010	03/09/15	2,300,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1999 L-7
3,200,000	0.010	03/09/15	3,200,000
California Health Facilities Financing Authority CP for Kaiser Permanente Series 2015 E
1,500,000	0.140	07/07/15	1,500,000
California Health Facilities Financing Authority RB Refunding for Cedars Sinai Medical Center Series 2011
2,575,000	5.000	08/15/15	2,632,439
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011 PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
1,740,000	0.190	03/09/15	1,740,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
1,900,000	0.060	03/09/15	1,900,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
$9,500,000	0.020%	03/09/15	$9,500,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 C
2,500,000	0.010	03/09/15	2,500,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Certificates Series 2012 O-48 (Royal Bank of Canada, LIQ)(a)
2,000,000	0.020	03/09/15	2,000,000
California Health Facilities Financing Authority VRDN RB for Lucille Packard Children’s Hospital P-Floats Series 2012 PT-4726 (Bank of America N.A., LIQ)(a)
2,580,000	0.050	03/09/15	2,580,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Floaters Series 2010-XF0036 (Toronto-Dominion Bank, LIQ)(a)
2,440,000	0.030	03/09/15	2,440,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009 PT-4646 (Bank of America N.A., LIQ)(a)
1,290,000	0.030	03/09/15	1,290,000
California Health Facilities Financing Authority VRDN RB For Scripps Health Series 2001 A (JPMorgan Chase Bank N.A., LOC)
3,005,000	0.010	03/09/15	3,005,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 B (U.S. Bank N.A., LOC)
3,225,000	0.010	03/02/15	3,225,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 C (Northern Trust Co., LOC)
1,000,000	0.010	03/02/15	1,000,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Certificates Series 2014 O-76 (Royal Bank of Canada, LIQ)(a)
2,935,000	0.020	03/09/15	2,935,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.030	03/09/15	1,500,000
California Infrastructure & Economic Development Bank RB Refunding for J Paul Getty Trust Series 2012 A-1
1,250,000	4.000	10/01/15	1,278,559
California Municipal Finance Authority Pollution VRDN RB Refunding for Chevron USA Inc. Project Series 2005
4,500,000	0.010	03/02/15	4,500,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 A (GTY AGMT-Chevron Corp.)
4,480,000	0.010	03/02/15	4,480,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 B (GTY AGMT-Chevron Corp.)
2,460,000	0.010	03/02/15	2,460,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 C (GTY AGMT-Chevron Corp.)
2,500,000	0.010	03/02/15	2,500,000
California State Department of Water Resources CP Series 2015-1 (Bank of Montreal Chicago Branch, LIQ)
3,616,000	0.040	04/01/15	3,616,000
California State University VRDN RB Floater Trust Series 2008-K37W (AGM) (Citibank N.A., LIQ)
9,575,000	0.170	03/09/15	9,575,000

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC- CR FSA) (Citibank N.A., LIQ)(a)
$3,000,000	0.030%	03/09/15	$3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2008-B
1,500,000	0.140	06/03/15	1,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009B-1
1,000,000	0.140	07/01/15	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2015 D
1,000,000	0.140	03/03/15	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2015 K
1,500,000	0.140	03/02/15	1,500,000
2,000,000	0.140	10/05/15	2,000,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A., LOC)
5,100,000	0.010	03/02/15	5,100,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
1,200,000	0.030	03/09/15	1,200,000

California Statewide Communities Development Authority VRDN RB for Kaiser
Permanente Series 2003 C (GTY AGMT-Kaiser Foundation Health Plan, Inc.,
Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset
Management, Inc.)

1,200,000	0.010	03/09/15	1,200,000

California Statewide Communities Development Authority VRDN RB for Kaiser
Permanente Series 2004 J (GTY AGMT-Kaiser Foundation Health Plan, Inc.,
Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset
Management, Inc.)

2,000,000	0.010	03/09/15	2,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
1,700,000	0.010	03/09/15	1,700,000
Central Basin Municipal Water District VRDN COPS Refunding for 2007 Project Series 2008 B (U.S. Bank N.A., LOC)
5,700,000	0.010	03/09/15	5,700,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Union Bank N.A., LOC)
6,200,000	0.020	03/09/15	6,200,000
City & County of San Francisco GO for Road Repaving & Street Safety Series 2013 C(b)
1,320,000	5.000	06/15/15	1,338,446
City of Santa Clara Electric VRDN RB Series 2008 Subseries B (Bank of Tokyo- Mitsubishi UFJ, LOC)
4,055,000	0.020	03/09/15	4,055,000
City of Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
5,170,000	0.120	03/09/15	5,170,000
County of Los Angeles GO TRANS Series 2014
1,845,000	1.500	06/30/15	1,852,943
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
1,400,000	0.030	03/09/15	1,400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
$1,000,000	0.030%	03/09/15	$1,000,000
Eastern Municipal Water District VRDN RB Refunding for Wastewater System Series 2014 A (Wells Fargo Bank N.A., SPA)
1,645,000	0.010	03/09/15	1,645,000
Eastern Municipal Water District VRDN RB Refunding for Wastewater System Series 2014 B (Wells Fargo Bank N.A., SPA)
3,000,000	0.010	03/02/15	3,000,000
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,100,000	0.020	03/09/15	2,100,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (FNMA, LIQ)
5,700,000	0.020	03/09/15	5,700,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (FNMA, LIQ)
1,200,000	0.020	03/09/15	1,200,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (FNMA, LIQ)
2,436,000	0.020	03/09/15	2,436,000
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier Series 2005 A (AMBAC)
20,000	5.000	07/01/15	20,288
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier Series 2011 A
415,000	5.000	07/01/15	421,727
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier-Senior Series 2009
825,000	5.000	07/01/15	838,330
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier-Senior Series 2013 A
1,800,000	5.000	07/01/15	1,829,474
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,300,000	0.030	03/09/15	1,300,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,645,000	0.030	03/09/15	2,645,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
4,000,000	0.030	03/09/15	4,000,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JP Morgan Chase Bank N.A., LIQ)(a)
200,000	0.030	03/09/15	200,000
Los Angeles Department of Water & Power RB for Power System Series 2012 C
2,100,000	5.000	01/01/16	2,165,196
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 RMKT (Citibank N.A., SPA)
2,000,000	0.010	03/09/15	2,000,000
Los Angeles Department of Water & Power VRDN RB Refunding Series 2001 Subseries B-7 (Bank of Montreal, SPA)
3,000,000	0.010	03/09/15	3,000,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-3 (Royal Bank of Canada, SPA)
2,550,000	0.010	03/02/15	2,550,000

28	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power Waterworks VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
$3,715,000	0.020%	03/02/15	$3,715,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
11,200,000	0.020	03/09/15	11,199,989
Metropolitan Water District of Southern California VRDN RB Refunding Series 2011 A-4
1,000,000	0.170	05/01/15	1,000,022
Metropolitan Water District of Southern California VRDN RB Refunding SIFMA Index Series 2012 B-1
1,000,000	0.370	05/01/15	1,000,085
Metropolitan Water District of Southern California VRDN RB Refunding SIFMA Index Series 2012 B-2
250,000	0.370	05/01/15	250,048
Metropolitan Water District of Southern California VRDN RB Series 2000 B-3 RMKT (Wells Fargo Bank N.A., SPA)
4,800,000	0.010	03/02/15	4,800,000
Metropolitan Water District of Southern California VRDN RB Series 2000 B-4 (Wells Fargo Bank N.A., SPA)
1,000,000	0.010	03/09/15	1,000,000
Northern California Power Agency VRDN RB Refunding for Hydroelectric Project Series 2008 A RMKT (Bank of Montreal, LOC)
6,000,000	0.010	03/09/15	6,000,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA) (FNMA, LIQ)
4,000,000	0.030	03/09/15	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
4,600,000	0.020	03/09/15	4,600,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.050	03/09/15	2,000,000
Orange County Water District CP Series 2015-94 (Bayerische Landesbank Gironzentrale, LOC)
4,213,000	0.090	03/03/15	4,213,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
500,000	0.030	03/09/15	500,000
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4354 (JPMorgan Chase Bank, N.A., LIQ)(a)
1,875,000	0.030	03/09/15	1,875,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC- ICC NATL-RE) (Morgan Stanley Bank, LIQ)(a)
6,755,000	0.170	03/09/15	6,755,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C-RMKT (FNMA) (FNMA, LIQ)
6,855,000	0.030	03/09/15	6,855,000
Sacramento Municipal Utility District VRDN RB Series 2012 L (U.S. Bank N.A., LOC)
600,000	0.010	03/09/15	600,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.020	03/09/15	2,000,000
Sacramento Transportation Authority Sales Tax VRDN RB for Limited Tax Measure Series 2009 B (JPMorgan Chase Bank N.A., LIQ)
2,600,000	0.010	03/09/15	2,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
San Diego Community College District GO VRDN Floater Certificates Series 2011-O-8 (Royal Bank of Canada, LIQ)(a)
$1,000,000	0.020%	03/09/15	$1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
570,000	0.040	03/09/15	570,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 A (JPMorgan Chase Bank N.A., SPA)
5,700,000	0.010	03/09/15	5,700,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
4,150,000	0.010	03/09/15	4,150,000
San Diego County Water Authority RB Refunding Series 2011 A
2,000,000	5.000	05/01/15	2,016,587
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C-RMKT (Sumitomo Mitsui Banking Corp., SPA)
2,100,000	0.010	03/09/15	2,100,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project-1 SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
2,000,000	0.120	03/09/15	2,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,000,000	0.010	03/09/15	2,000,000
State of California Department of Water Resources Power Supply RB Series 2010 L
3,200,000	5.000	05/01/15	3,225,596
State of California Department of Water Resources Power Supply RB Series 2010 M
300,000	2.250	05/01/15	301,023
1,100,000	5.000	05/01/15	1,108,853
State of California Department of Water Resources RB Refunded for Central Valley Project Series 2005-AD (AGM)
1,500,000	5.000	06/01/15	1,518,085
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,700,000	0.120	03/09/15	1,700,000
State of California GO VRDN SPEARS Series 2014-DBE-1342 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
6,300,000	0.110	03/09/15	6,300,000
State of California RANS Series 2014
7,000,000	1.500	06/22/15	7,029,808
The Regents of the University of California Medical Center Pooled VRDN RB Series 2013 K
3,700,000	0.010	03/09/15	3,700,000
The Regents of the University of California VRDN RB Refunding Series 2013 AL-2
4,600,000	0.010	03/09/15	4,600,000
The Regents of the University of California VRDN RB Series 2013 AL-4
3,700,000	0.010	03/09/15	3,700,000
University of California VRDN RB Municipal Floater Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
1,000,000	0.030	03/09/15	1,000,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank N.A., LIQ)
2,500,000	0.030	03/09/15	2,500,000

The accompanying notes are an integral part of these financial statements.	29

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
University of California VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
$1,900,000	0.020%	03/02/15	$1,900,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (GTY-AGMT-Wells Fargo & Co.) (Wells Fargo Bank N.A., LIQ)(a)(c)
3,000,000	0.150	07/08/15	3,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$310,054,138

Repurchase Agreements(d) – 1.6%
Joint Repurchase Agreement Account I
$5,000,000	0.065%	03/02/15	$5,000,000
Maturity Value: $5,000,027

TOTAL INVESTMENTS – 99.9%			$315,054,138

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			443,150

NET ASSETS – 100.0%			$315,497,288

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2015, these securities amounted to $87,011,640 or approximately 27.6% of net assets.
(b)	All or a portion represents a forward commitment.
(c)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2015, these securities amounted to $3,000,000 or approximately 1.0% of net assets.
(d)	Unless noted, all repurchase agreements were entered into on February 27, 2015. Additional information on Joint Repurchase Agreement Account I appears on pages 53 and 54.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	—American General Contractors-Interstate Commerce Commission
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
COPS	—Certificates of Participation
CP	—Commercial Paper
CR	—Custodial Receipts
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MF Hsg	—Multi-Family Housing
NATL-RE	—National Reinsurance Corp.
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
RN	—Revenue Notes
RMKT	—Remarketed
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SPA	—Stand-by Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes

30	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 99.9%
New York – 99.9%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
$2,650,000	0.020%	03/07/15	$2,650,000
City of Binghamton GO BANS Series 2015
2,500,000	1.250	01/29/16	2,520,497
County of Onondaga, New York Trust for Cultural Resources VRDN RB for Syracuse University Project Series 2010 A (Wells Fargo Bank N.A., LOC)
5,000,000	0.010	03/07/15	5,000,000
Erie County Fiscal Stability Authority BANS RN Series 2014 A
2,000,000	1.250	07/31/15	2,009,101
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Austin Trust Certificates Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
2,200,000	0.170	03/07/15	2,200,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2002 Subseries B-1 RMKT (State Street Bank & Trust Co., LOC)
1,150,000	0.010	03/07/15	1,150,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 A-1 RMKT (Royal Bank of Canada, LOC)
2,285,000	0.010	03/02/15	2,285,000
Nassau County GO TANS Series 2014 A
2,500,000	2.000	09/15/15	2,522,426
New York City GO Series 2010 E
500,000	5.000	08/01/15	510,274
New York City GO Series 2013 E
370,000	3.000	08/01/15	374,060
New York City GO VRDN Austin Trust Certificates Series 2008-1131 (AGM) (Bank of America N.A., LIQ)(a)
2,215,000	0.070	03/07/15	2,215,000
New York City GO VRDN Series 1993 Subseries A-6 (Helaba, LOC)
865,000	0.020	03/07/15	865,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank Gironzentrale, LOC)
200,000	0.020	03/07/15	200,000
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A., SPA)
1,125,000	0.010	03/02/15	1,125,000
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 B (GO of Corp.) (TD Bank N.A., LOC)
2,400,000	0.020	03/07/15	2,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2008-BB1 (Landesbank Hessen- Thueringen Girozentrale, SPA)
920,000	0.010	03/02/15	920,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1A RMKT (Sumitomo Mitsui Banking, SPA)
400,000	0.010	03/07/15	400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2011 Subseries A-1 (Mizuho Bank, Ltd., SPA)
1,700,000	0.010	03/02/15	1,700,000
New York City Transitional Finance Authority VDRN RB for Future Tax Secured Series 2014 Subseries B-3 (Barclays Bank PLC, SPA)
700,000	0.010	03/02/15	700,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B Convertible (Bank of Tokyo-Mitsubishi UFJ, LOC)
1,500,000	0.020	03/07/15	1,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
$90,000	0.010%	03/07/15	$90,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
650,000	0.010	03/07/15	650,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
600,000	0.010	03/07/15	600,000
New York City Trust for Cultural Resources VRDN RB for Museum of Modern Art Austin Trust Certificates Series 2008-3316 (Bank of America N.A., LIQ)(a)
3,000,000	0.070	03/07/15	3,000,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(a)
2,400,000	0.030	03/07/15	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (JPMorgan Chase Bank N.A., SPA)
1,000,000	0.010	03/02/15	1,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
1,900,000	0.020	03/07/15	1,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
1,055,000	0.030	03/07/15	1,055,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(a)
1,000,000	0.020	03/07/15	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
3,900,000	0.010	03/07/15	3,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
1,885,000	0.020	03/07/15	1,885,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
2,045,000	0.020	03/07/15	2,045,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
1,000,000	0.030	03/07/15	1,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
2,590,000	0.010	03/07/15	2,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
1,725,000	0.010	03/07/15	1,725,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A., LOC)
3,465,000	0.010	03/07/15	3,465,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
3,015,000	0.020	03/02/15	3,015,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase Bank N.A., SPA)
700,000	0.020	03/07/15	700,000

The accompanying notes are an integral part of these financial statements.	31

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
$900,000	0.010%	03/07/15	$900,000
New York State Environmental Facilities Corp. RB for State Revolving Funds Series 2013 B
1,000,000	3.000	05/15/15	1,005,836
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (FNMA, LIQ)
600,000	0.020	03/07/15	600,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A RMKT (FHLMC) (FHLMC, LIQ)
2,000,000	0.010	03/07/15	2,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (FNMA, LIQ)
1,000,000	0.010	03/07/15	1,000,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
1,500,000	0.020	03/07/15	1,500,000
New York State Liberty Development Corp. VRDN RB Refunding for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
2,900,000	0.200	03/07/15	2,900,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.200	03/07/15	1,500,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2007 A (GO of Corp.)
1,225,000	5.000	04/01/15	1,229,969
New York State Local Government Assistance Corp. VRDN RB Series 1997 SG-100 (NATL-RE-IBC GO of Corp.) (Societe Generale, SPA)
1,420,000	0.110	03/07/15	1,420,000
New York State Power Authority CP Series 2015-1 (JP Morgan Chase Bank N.A., LIQ) (TD Bank N.A., LIQ) (State Street Bank Trust, LIQ) (Wells Fargo Bank N.A., LIQ)
1,000,000	0.050	04/07/15	1,000,000
New York State Power Authority CP Series 2015-2 (JP Morgan Chase Bank N.A., LIQ) (Wells Fargo Bank N.A., LIQ) (TD Bank N.A., LIQ) (State Street Bank Trust, LIQ)
2,150,000	0.060	04/01/15	2,150,000
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2005 B (AGM)
2,640,000	5.000	04/01/15	2,650,571
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
1,000,000	0.020	03/07/15	1,000,000
Northport-East Northport Union Free School District GO TANS Series 2014 (State Aid Withholding)
2,000,000	1.000	06/25/15	2,005,202
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC, LIQ)(a)
2,150,000	0.030	03/07/15	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A., LIQ)(a)
2,130,000	0.030	03/07/15	2,130,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Sales Tax Asset Receivable Corp. VRDN RB Refunding Fiscal 2015 Putters Series 2014-4485 (JPMorgan Chase Bank N.A., LIQ)(a)
$1,000,000	0.030%	03/07/15	$1,000,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.050	03/07/15	2,500,000
Town of Hempstead GO BANS Series 2014
2,000,000	1.500	12/18/15	2,016,718
Town of Hempstead GO for Public Improvement Series 2006 A
1,040,000	5.000	03/01/15	1,040,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
200,000	0.030	03/02/15	200,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-2 RMKT (Wells Fargo Bank N.A., LOC)
800,000	0.010	03/02/15	800,000
Utility Debt Securitization Authority of New York VRDN RB Putters Series 2014-4445Z (JPMorgan Bank Chase N.A., LIQ)(a)
3,350,000	0.030	03/07/15	3,350,000

TOTAL INVESTMENTS – 99.9%			$103,314,654

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			130,031

NET ASSETS – 100.0%			$103,444,685

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2015, these securities amounted to $27,400,000 or approximately 26.5% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

32	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
BANS	—Bond Anticipation Notes
CP	—Commercial Paper
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
NATL-RE	—National Reinsurance Corp.
RB	—Revenue Bond
RN	—Revenue Notes
RMKT	—Remarketed
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SPA	—Stand-by Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
TANS	—Tax Anticipation Notes
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	33

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.7%
Alabama – 3.2%
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Putters Series 2008-2959 (JPMorgan Chase Bank N.A., LIQ)(a)
$6,370,000	0.030%	03/09/15	$6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LIQ) (U.S. Bank N.A., LOC)(a),(b)
16,380,000	0.090	05/21/15	16,380,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C
50,000,000	0.020	03/02/15	50,000,000
East Alabama Health Care Authority VRDN RB Series 2012 B
15,000,000	0.020	03/09/15	15,000,000
Huntsville Health Care Authority CP Series 2015
16,000,000	0.060	03/02/15	16,000,000
19,000,000	0.090	04/02/15	19,000,000
25,000,000	0.080	06/01/15	25,000,000
Mobile IDB PCRB for Alabama Power Co. Barry Plant Project RMKT Series 2008
15,000,000	0.320	10/01/15	15,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.030	03/09/15	37,290,000

			200,040,000

Alaska – 1.3%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 A RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
30,000,000	0.010	03/09/15	30,000,000
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (GO of Corp.) (Bank of America N.A., SPA)
24,955,000	0.010	03/09/15	24,955,000
Alaska Housing Finance Corp. VRDN RB for Governmental Purpose Series 2001 A RMKT (GO of Corp.)
6,390,000	0.010	03/09/15	6,390,000
Alaska Housing Finance Corp. VRDN RB for Governmental Purpose Series 2001 B RMKT (GO of Corp.)
2,900,000	0.010	03/09/15	2,900,000
Borough of North Slope GO Series 2014 A
9,000,000	2.000	06/30/15	9,056,025
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 B
7,000,000	0.010	03/02/15	7,000,000

			80,301,025

Arizona – 1.3%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats Series 2011 PT-4695 (Bank of America N.A., LIQ)(a)
10,500,000	0.070	03/09/15	10,500,000
Arizona State Transportation Board Highway RB Series 2011 B
200,000	1.647	07/01/15	200,986
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.030	03/09/15	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank N.A., LIQ)(a)
4,065,000	0.030	03/09/15	4,065,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank N.A., LIQ)(a)
$7,140,000	0.030%	03/09/15	$7,140,000
City of Phoenix GO VRDN Floaters Series 2007-1882 (Wells Fargo Bank N.A., LIQ)
17,435,000	0.020	03/09/15	17,435,000
County of Maricopa IDA Senior Living Facilities VRDN RB Refunding for Christian Care Apartments, Inc. Project Series 2005 A (FNMA) (FNMA, LIQ)
10,210,000	0.020	03/09/15	10,210,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A., SPA)
13,275,000	0.020	03/09/15	13,275,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.040	03/09/15	4,050,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.040	03/09/15	5,000,000

			78,480,986

California – 13.2%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area CR-PT-4708 Series 2011 (Bank of America N.A., LIQ)(a)
13,370,000	0.020	03/09/15	13,370,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
760,000	0.040	03/09/15	760,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank N.A., LIQ)(a)
2,700,000	0.030	03/09/15	2,700,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2013-3346 (Morgan Stanley Bank, LIQ)(a)
400,000	0.030	03/09/15	400,000
California Educational Facilities Authority VRDN RB for Stanford University ROCS RR-II R-14081 Series 2014 (Citibank N.A., LIQ)(a)
4,000,000	0.020	03/09/15	4,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2008 -XF-0093 (JPMorgan Chase Bank N.A., LIQ)(a)
2,300,000	0.030	03/09/15	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
7,305,000	0.030	03/09/15	7,305,000
California Health Facilities Financing Authority CP for Kaiser Permanente Series 2015 E
18,500,000	0.140	07/07/15	18,500,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011 PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
18,605,000	0.190	03/09/15	18,605,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Floaters Certificates Series 2011 E-21 (Royal Bank of Canada, LOC)(a)
12,600,000	0.020	03/09/15	12,600,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
10,500,000	0.010	03/09/15	10,500,000

34	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Certificates Series 2012 O-48 (Royal Bank of Canada, LIQ)(a)
$2,000,000	0.020%	03/09/15	$2,000,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009 PT-4646 (Bank of America N.A., LIQ)(a)
2,900,000	0.030	03/09/15	2,900,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 B (U.S. Bank N.A., LOC)
12,800,000	0.010	03/02/15	12,800,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Certificates Series 2014 O-76 (Royal Bank of Canada, LIQ)(a)
835,000	0.020	03/09/15	835,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
7,330,000	0.030	03/09/15	7,330,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 C (GTY AGMT-Chevron Corp.)
1,500,000	0.010	03/02/15	1,500,000
California State University VRDN RB Floater Trust Series 2008-K37W (AGM) (Citibank N.A., LIQ)
10,900,000	0.170	03/09/15	10,900,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2008 B
3,000,000	0.012	04/01/15	3,000,000
47,500,000	0.140	06/03/15	47,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-1
12,000,000	0.140	07/01/15	12,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-3
9,500,000	0.140	07/01/15	9,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-4
10,000,000	0.140	08/04/15	10,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2015 D
19,000,000	0.140	03/03/15	19,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2015 K
3,610,000	0.140	03/02/15	3,610,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A., LOC)
1,200,000	0.010	03/02/15	1,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.030	03/09/15	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
8,600,000	0.030	03/09/15	8,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (Kaiser Permanente, LIQ)
34,500,000	0.010	03/09/15	34,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
$1,300,000	0.010%	03/09/15	$1,300,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3
7,100,000	0.010	03/09/15	7,100,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2013-DBE-1185 (Deutsche Bank A.G., LIQ)(a)
17,430,000	0.120	03/09/15	17,430,000
City of Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,080,000	0.120	03/09/15	1,080,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
8,600,000	0.030	03/09/15	8,600,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
5,600,000	0.030	03/09/15	5,600,000
East Bay Municipal Utility District VRDN RB Water System Refunding Series 2008 A-2 RMKT (U.S. Bank N.A., SPA)
7,670,000	0.010	03/09/15	7,670,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (FNMA, LIQ)
10,135,000	0.020	03/09/15	10,135,000
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier-Senior Series 2013 A
75,000	5.000	07/01/15	76,198
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,600,000	0.030	03/09/15	2,600,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
1,000,000	0.030	03/09/15	1,000,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JP Morgan Chase Bank N.A., LIQ)(a)
7,300,000	0.030	03/09/15	7,300,000
Los Angeles Department of Water & Power VRDN RB for Power System Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.030	03/09/15	8,795,000
Los Angeles Department of Water & Power VRDN RB for Power System Putters Series 2015-4493Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,250,000	0.030	03/09/15	1,250,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2001 Subseries B-1 (Royal Bank of Canada, SPA)
11,000,000	0.010	03/09/15	11,000,000
1,400,000	0.020	03/09/15	1,400,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2001 Subseries B-5 (Bank of Montreal, SPA)
9,500,000	0.010	03/09/15	9,500,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2001 Subseries B-8 (Bank of Montreal, SPA)
6,400,000	0.010	03/09/15	6,400,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-2 RMKT (Citibank N.A., SPA)
15,000,000	0.020	03/09/15	15,000,000

The accompanying notes are an integral part of these financial statements.	35

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power Waterworks VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
$1,500,000	0.020%	03/02/15	$1,500,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
64,450,000	0.020	03/09/15	64,450,000
Metropolitan Water District of Southern California VRDN RB Series 2000 B-4 (Wells Fargo Bank N.A., SPA)
2,200,000	0.010	03/09/15	2,200,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
5,350,000	0.050	03/09/15	5,350,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.030	03/09/15	1,500,000
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4364 (JPMorgan Chase Bank N.A., LIQ)(a)
6,365,000	0.030	03/09/15	6,365,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC-ICC NATL-RE) (Morgan Stanley Bank, LIQ)(a)
2,100,000	0.170	03/09/15	2,100,000
Sacramento Municipal Utility District CP Series 2015 K-1 (State Street Bank & Trust Co., LOC)
15,000,000	0.040	04/01/15	15,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.040	03/09/15	5,470,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A., LIQ)(a)
5,000,000	0.050	03/09/15	5,000,000
State of California Department of Water Resources Power Supply RB Series 2010 L
955,000	5.000	05/01/15	962,673
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
11,445,000	0.120	03/09/15	11,445,000
State of California GO VRDN SPEARS Series 2014-DBE-1342 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
40,375,000	0.110	03/09/15	40,375,000
State of California RANS Series 2014
198,000,000	1.500	06/22/15	198,843,304
The Regents of the University of California Medical Center Pooled VRDN RB Series 2013 K
6,600,000	0.010	03/09/15	6,600,000
The Regents of the University of California VRDN RB Refunding Series 2013 AL-2
7,400,000	0.010	03/09/15	7,400,000
The Regents of the University of California VRDN RB Series 2013 AL-4
30,200,000	0.010	03/09/15	30,200,000
University of California VRDN RB Municipal Floater Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
4,000,000	0.030	03/09/15	4,000,000
University of California VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
200,000	0.020	03/02/15	200,000

			820,447,175

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Colorado – 1.7%
City & County of Denver GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)(a)
$7,500,000	0.070%	03/09/15	$7,500,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Refunding Series 2004 A (Bank of America N.A., SPA)
14,450,000	0.030	03/09/15	14,450,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank Gironzentrale, SPA)
69,900,000	0.100	03/09/15	69,900,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Initiatives Floaters Series 2013-3364 (GTY AGMT-Morgan Stanley Bank) (Morgan Stanley Bank, LOC)(a)
5,625,000	0.160	03/09/15	5,625,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
7,000,000	0.020	03/09/15	7,000,000

			104,475,000

Connecticut – 2.2%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2009 Subseries A-1 (JPMorgan Chase Bank N.A., SPA)
11,500,000	0.030	03/02/15	11,500,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2011 Subseries E-3 (GO of Authority) (Bank of Tokyo- Mitsubishi UFJ, SPA)
15,200,000	0.020	03/09/15	15,200,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)
6,850,000	0.020	03/09/15	6,850,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
5,500,000	0.020	03/09/15	5,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
34,000,000	0.020	03/09/15	34,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)(a)
16,820,000	0.030	03/02/15	16,820,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2862 (JPMorgan Chase Bank N.A., LIQ)(a)
5,730,000	0.030	03/02/15	5,730,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.030	03/09/15	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U-1
5,200,000	0.010	03/09/15	5,200,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-1
1,800,000	0.010	03/02/15	1,800,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2
12,610,000	0.010	03/02/15	12,610,000
State of Connecticut GO VRDN for GAAP Conversion Putters Series 2014-4486 (JPMorgan Chase Bank N.A., LIQ)(a)
4,420,000	0.030	03/02/15	4,420,000

36	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Connecticut – (continued)
State of Connecticut GO VRDN Refunding Economic Recovery SIFMA Index Series 2014 A
$4,500,000	0.060%	03/05/15	$4,500,000
State of Connecticut GO VRDN SIFMA Index Series 2012 A
170,000	0.420	03/05/15	170,001
State of Connecticut GO VRDN SIFMA Index Series 2012 D
400,000	0.310	03/05/15	400,145
State of Connecticut GO VRDN SIFMA Index Series 2013 A
250,000	0.160	03/01/15	250,000

			136,945,146

Delaware – 0.9%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 A
5,650,000	0.020	03/02/15	5,650,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.020	03/09/15	16,475,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2010 B
16,000,000	0.010	03/09/15	16,000,000
University of Delaware VRDN RB Putters Series 2013-4359 (JPMorgan Chase Bank N.A., LIQ)(a)
9,170,000	0.030	03/09/15	9,170,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
3,570,000	0.020	03/02/15	3,570,000
University of Delaware VRDN RB Series 2005 (TD Bank N.A., SPA)
2,155,000	0.020	03/02/15	2,155,000

			53,020,000

District of Columbia – 1.5%
District of Columbia GO Refunding Series 2014 D
9,870,000	1.000	06/01/15	9,891,859
District of Columbia GO TRANS Series 2014
25,000,000	1.500	09/30/15	25,199,519
District of Columbia Income Tax Secured VRDN RB Municipal Floater Trust Series 2013-15U (Barclays Bank PLC, LIQ)(a)
4,110,000	0.040	03/09/15	4,110,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.030	03/09/15	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.030	03/09/15	4,500,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0011 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
5,750,000	0.040	03/09/15	5,750,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0012 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
4,050,000	0.040	03/09/15	4,050,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2014-0040 Class A (AGM) (Citibank N.A., LIQ)(a)
6,200,000	0.030	03/09/15	6,200,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
8,330,000	0.030	03/09/15	8,330,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
District of Columbia – (continued)
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2014-4449 (JPMorgan Chase Bank N.A., LIQ)(a)
$13,025,000	0.030%	03/09/15	$13,025,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)
5,000,000	0.010	03/09/15	5,000,000

			93,136,378

Florida – 2.9%
City of Gainesville Utilities System VRDN RB Series 2012 B RMKT (Sumitomo Mitsui Banking Corp., LOC)
44,470,000	0.010	03/09/15	44,470,000
City of Lakeland Energy System RB Refunding Series 2010 (AGM)
7,860,000	5.000	10/01/15	8,080,925
County of Miami-Dade GO VRDN for Better Communities Program Floater Certificates Series 2013 E-43 (Royal Bank of Canada, LOC) (Royal Bank of Canada, SPA)(a)
41,400,000	0.020	03/09/15	41,400,000
Florida Water Pollution Control Financing Corp. RB for Water Pollution Control Series 2010 A
1,000,000	5.000	07/15/15	1,018,158
Jacksonville Electric Authority CP 2000 A
7,500,000	0.050	03/18/15	7,500,000
Jacksonville Electric Authority RB for Electric System Series 2014 3-A
100,000	3.000	10/01/15	101,613
Jacksonville Electric Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co., SPA)
1,515,000	0.020	03/09/15	1,515,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,750,000	0.010	03/09/15	13,750,000
State of Florida GO Refunding for Department of Transportation Series 2009 B
5,585,000	5.000	07/01/15	5,676,178
State of Florida GO VRDN for State Board of Education Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
7,425,000	0.030	03/09/15	7,425,000
State of Florida VRDN RB Refunding for Department of Transportation Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)(a)
27,105,000	0.050	03/09/15	27,105,000
State of Florida VRDN RB Refunding for Department of Transportation Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)(a)
21,330,000	0.050	03/09/15	21,330,000

			179,371,874

Georgia – 1.2%
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)(a)
3,375,000	0.070	03/09/15	3,375,000
Gwinnett County School District GO VRDN Floaters Trust Series 2008-XF0089 (JPMorgan Chase Bank N.A., LIQ)(a)
8,870,000	0.030	03/09/15	8,870,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-3046X (AGM) (Bank of America N.A., LIQ)(a)
6,665,000	0.070	03/09/15	6,665,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (GO of Participants) (Bayerische Landesbank Gironzentrale, LOC)
38,360,000	0.060	03/09/15	38,360,000

The accompanying notes are an integral part of these financial statements.	37

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Georgia – (continued)
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank N.A., LIQ)(a)
$4,795,000	0.030%	03/09/15	$4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University RMKT Series 2005 C-1
800,000	0.010	03/09/15	800,000
Private Colleges & Universities Authority VRDN RB for Emory University RMKT Series 2005 C-5
950,000	0.010	03/09/15	950,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3
9,000,000	0.010	03/09/15	9,000,000

			72,815,000

Hawaii – 0.2%
City & County of Honolulu Wastewater System RB Second Bond Resolution Junior Series 2009 A
2,175,000	5.000	07/01/15	2,210,019
State of Hawaii GO VRDN P-Floats Series 2011 PT-4718 (Bank of America N.A., LIQ)(a)
3,000,000	0.070	03/09/15	3,000,000
State of Hawaii GO VRDN P-Floats Series 2013 PT-4739 (Bank of America N.A., LIQ)(a)
6,000,000	0.050	03/09/15	6,000,000

			11,210,019

Illinois – 3.5%
Cook County Forest Preservation GO VRDN for Limited Tax Project Floaters Trust Series 2012 DB-1076 (Deutsche Bank A.G., LIQ)(a)
6,660,000	0.100	03/09/15	6,660,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B Convertible (JPMorgan Chase Bank N.A., SPA)
11,875,000	0.020	03/02/15	11,875,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-C Convertible (Wells Fargo Bank N.A., SPA)
11,000,000	0.010	03/02/15	11,000,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B
7,754,000	0.020	03/09/15	7,754,000
Illinois Finance Authority VRDN RB for Advocate Health Care Network Series 2008 C-2A (Wells Fargo Bank N.A., SPA)
29,230,000	0.010	03/09/15	29,230,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.040	03/09/15	3,950,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-2 (Wells Fargo Bank N.A., SPA)
11,900,000	0.010	03/09/15	11,900,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-4 (Wells Fargo Bank N.A., SPA)
19,600,000	0.010	03/09/15	19,600,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-2 (Northern Trust Co., SPA)
14,000,000	0.020	03/02/15	14,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries C
$8,900,000	0.010%	03/09/15	$8,900,000
Illinois Finance Authority VRDN RB for Trinity Health Floaters Trust Series 2013-3342 (Morgan Stanley Bank, LIQ)(a)
1,650,000	0.030	03/09/15	1,650,000
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Putters Series 2011-3907 (JPMorgan Chase Bank N.A., LIQ)(a)
30,825,000	0.050	03/09/15	30,825,000
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Series 2009 Subseries E-1 RMKT (Wells Fargo Bank N.A., LOC)
2,000,000	0.010	03/02/15	2,000,000
Illinois Finance Authority VRDN RB for University of Chicago ROCS RR-II-R- 14078 Series 2014 (Citibank N.A., LIQ)(a)
4,500,000	0.030	03/09/15	4,500,000
Regional Transportation Authority RB Refunding Series 1999 (AGM GO of Authority)
1,615,000	5.750	06/01/15	1,637,232
University of Illinois Board of Trustees VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of NY Mellon, SPA)
46,400,000	0.030	03/09/15	46,400,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A., LIQ)(a)
7,495,000	0.140	03/09/15	7,495,000

			219,376,232

Indiana – 1.7%
Indiana Finance Authority Hospital VRDN RB for Indiana University Health Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
11,000,000	0.020	03/09/15	11,000,000
Indiana Finance Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 E-5 Convertible
24,600,000	0.020	03/09/15	24,600,000
Indiana Finance Authority VRDN RB for Trinity Health Credit Group Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.050	03/09/15	17,180,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Senior Credit Group Floaters Trust Series 2009-XF-0090 (JPMorgan Chase Bank N.A., LIQ)(a)
3,950,000	0.030	03/09/15	3,950,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Subordinate Credit Group Series 2005 A-2 RMKT
17,500,000	0.020	03/09/15	17,500,000
Indiana Health Facility Financing Authority VRDN RB Refunding for Sisters of St. Francis Health Services, Inc. Obligated Group Putters Series 2010-3639Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
4,925,000	0.050	03/09/15	4,925,000
University of Purdue VRDN COPS Series 2011 A
5,750,000	0.020	03/09/15	5,750,000
University of Purdue VRDN RB for Student Facilities System Series 2004 A
10,175,000	0.020	03/09/15	10,175,000
University of Purdue VRDN RB for Student Facilities System Series 2007 C
12,335,000	0.020	03/09/15	12,335,000

			107,415,000

38	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Kansas – 1.4%
City of Lawrence GO Temporary Notes Series 2014-II
$5,560,000	2.000%	10/01/15	$5,619,713
City of Lawrence GO Temporary Notes Series 2014-III
13,470,000	2.000	10/01/15	13,613,896
City of Olathe GO Temporary Notes Series 2014 B
30,670,000	2.000	07/01/15	30,856,307
City of Topeka GO Temporary Notes Refunding Series 2014 A
33,390,000	1.000	10/01/15	33,550,243
Kansas Development Finance Authority Hospital VRDN RB for Adventist Health System Sunbelt Obligated Group Floater Trust Series 2013-13U (Barclays Bank PLC, LIQ)(a)
4,530,000	0.040	03/09/15	4,530,000

			88,170,159

Kentucky – 0.2%
Kentucky State Municipal Power Agency VRDN RB for Prairie State Project SPEARS Series 2011-DB-1025 (BHAC-CR NATL-RE) (Deutsche Bank A.G., LIQ)(a)
13,150,000	0.170	03/09/15	13,150,000

Louisiana – 0.8%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2011
5,525,000	0.010	03/02/15	5,525,000
State of Louisiana Gasoline & Fuels Tax RB Refunding Series 2014 A(Citibank N.A., LIQ)(a)
25,000,000	0.030	03/09/15	25,000,000
State of Louisiana GO Refunding Series 2005 A (NATL-RE)
2,745,000	5.000	08/01/15	2,800,793
State of Louisiana GO Refunding Series 2013 C
2,800,000	5.000	07/15/15	2,850,936
State of Louisiana GO Refunding Series 2014 D-1
4,830,000	5.000	12/01/15	5,004,764
State of Louisiana GO Refunding Series 2014 D-2
1,205,000	5.000	12/01/15	1,248,600
State of Louisiana GO VRDN SPEARS Series 2012-DB-1113X (Deutsche Bank A.G., LIQ)(a)
9,000,000	0.120	03/09/15	9,000,000

			51,430,093

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
6,955,000	0.030	03/09/15	6,955,000

Maryland – 2.1%
County of Anne Arundel GO for Consolidated General Improvements Series 2011
1,150,000	5.000	04/01/15	1,154,777
County of Carroll GO Refunding Series 2014
3,010,000	2.000	11/01/15	3,046,496
County of Montgomery Consolidated Public Improvement CP BANS Series 2015 10-B (State Street Bank & Trust Co., LIQ)
8,000,000	0.040	04/01/15	8,000,000
County of Montgomery Consolidated Public Improvement GO VRDN BANS Series 2006 B RMKT (Wells Fargo Bank N.A., SPA)
7,980,000	0.020	03/02/15	7,980,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Maryland – (continued)
County of Montgomery GO Series 2011 A
$5,025,000	5.000%	07/01/15	$5,106,458
County of Montgomery GO Series 2014 A
12,500,000	5.000	11/01/15	12,905,274
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
58,860,000	0.020	03/09/15	58,860,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Institute Project Series 2008 B
5,695,000	0.010	03/09/15	5,695,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for Johns Hopkins Health System Floater Certificates Series 2013 O-66 (Royal Bank of Canada, LIQ)(a)
5,650,000	0.020	03/09/15	5,650,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for Johns Hopkins Health System Series 2008
4,985,000	5.000	05/15/15	5,033,994
Maryland State Transportation Authority VRDN RB Austin Trust Certificates Series 2008-3017X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.070	03/09/15	5,000,000
State of Maryland GO for State and Local Facilities Loan First Series 2001-1
2,045,000	5.500	03/01/15	2,045,000
State of Maryland GO for State and Local Facilities Loan First Series 2009 C
1,000,000	5.000	03/01/16	1,048,323
State of Maryland GO Refunding for State and Local Facilities Loan Second Series 2011 E(c)
11,000,000	5.000	08/01/15	11,222,860

			132,748,182

Massachusetts – 6.2%
Commonwealth of Massachusetts (The) GO Consolidated Loan Series 2010 C
3,675,000	5.000	12/01/15	3,808,083
Commonwealth of Massachusetts (The) GO RANS Series 2014 B
45,290,000	1.500	05/28/15	45,441,616
Commonwealth of Massachusetts (The) GO RANS Series 2014 C
25,000,000	1.500	06/25/15	25,110,265
Commonwealth of Massachusetts (The) GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.070	03/09/15	9,500,000
Commonwealth of Massachusetts (The) GO VRDN Consolidated Loan Series 2012 A
3,000,000	0.470	03/05/15	3,003,397
Commonwealth of Massachusetts (The) GO VRDN Refunding SIFMA Index Series 2013 A
5,000,000	0.310	03/05/15	5,006,105
Massachusetts Bay Transportation Authority CP Series 2015
7,500,000	0.080	03/02/15	7,500,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.070	03/09/15	5,000,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
27,420,000	0.010	03/09/15	27,420,000

The accompanying notes are an integral part of these financial statements.	39

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB for Contract Assistance Series 2010-A6 RMKT (Sumitomo Mitsui Banking Corp., SPA)
$35,000,000	0.010%	03/09/15	$35,000,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.030	03/09/15	4,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)(a)
3,040,000	0.030	03/09/15	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.020	03/09/15	5,390,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y
4,800,000	0.010	03/09/15	4,800,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (U.S. Bank N.A., SPA)
38,500,000	0.010	03/02/15	38,500,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
27,350,000	0.030	03/02/15	27,350,000
Massachusetts Water Resources Authority CP Series 2015 (Bayerische Landesbank Gironzentrale, LOC)
4,000,000	0.280	03/05/15	4,000,000
43,000,000	0.310	06/04/15	43,000,000
President and Fellows of Harvard University CP Series 2015
26,300,000	0.030	03/02/15	26,300,000
21,550,000	0.030	03/03/15	21,550,000
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase Bank N.A., SPA)
37,500,000	0.030	03/09/15	37,500,000

			382,219,466

Michigan – 0.4%
Kent Hospital Finance Authority VRDN RB Refunding for Spectrum Health Series 2008 B-3 (Wells Fargo Bank N.A. SPA)
11,690,000	0.010	03/09/15	11,690,000
Michigan Finance Authority VRDN RB Refunding for Trinity Health Credit Group Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
6,870,000	0.020	03/09/15	6,870,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Group Series 1999 B-4 RMKT
1,005,000	0.900	03/16/15	1,005,281
Michigan State Hospital Finance Authority VRDN RB for McLaren Health Care Floaters Trust Series 2015-XF-0044 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.100	03/09/15	6,660,000

			26,225,281

Minnesota – 0.8%
City of Minneapolis VRDN RB for University Gateway Project Series 1997 B (Wells Fargo Bank N.A., SPA)
6,135,000	0.010	03/09/15	6,135,000
City of Minneapolis VRDN RB for University Gateway Project Series 2002 (Wells Fargo Bank N.A., SPA)
2,500,000	0.010	03/09/15	2,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Minnesota – (continued)
City of Minneapolis VRDN RB for University Gateway Project Series 2009 (Wells Fargo Bank N.A., SPA)
$3,000,000	0.010%	03/09/15	$3,000,000
City of Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
8,700,000	0.020	03/09/15	8,700,000
County of Hennepin GO Refunding Series 2014 B
6,700,000	5.000	12/01/15	6,943,799
Rochester Health Care Facilities VRDN RB for Mayo Clinic Series 2002 A RMKT (Bank of America N.A. SPA)
1,900,000	0.010	03/09/15	1,900,000
Rochester Health Care Facilities VRDN RB for Mayo Clinic Series 2008 A
11,555,000	0.010	03/09/15	11,555,000
State of Minnesota Unrefunded Series 2011 A
7,560,000	5.000	10/01/15	7,774,163

			48,507,962

Mississippi – 1.8%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Series 1993
5,820,000	0.010	03/02/15	5,820,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B (GTY AGMT-Chevron Corp.)
5,400,000	0.010	03/02/15	5,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 E (GTY AGMT-Chevron Corp.)
4,150,000	0.010	03/02/15	4,150,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 A (GTY AGMT-Chevron Corp.)
9,400,000	0.010	03/02/15	9,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 E (GTY AGMT-Chevron Corp.)
11,150,000	0.010	03/02/15	11,150,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 F (GTY AGMT-Chevron Corp.)
5,165,000	0.010	03/02/15	5,165,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (GTY AGMT-Chevron Corp.)
26,400,000	0.020	03/09/15	26,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 B (GTY AGMT-Chevron Corp.)
1,000,000	0.020	03/09/15	1,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT-Chevron Corp.)
7,250,000	0.010	03/09/15	7,250,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K (GTY AGMT-Chevron Corp.)
4,190,000	0.010	03/02/15	4,190,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 L (GTY AGMT-Chevron Corp.)
29,170,000	0.010	03/02/15	29,170,000

			109,095,000

Missouri – 0.9%
Missouri Development Finance Board VRDN RB for Nelson Gallery Foundation Series 2008 A RMKT (Northern Trust Co., SPA)
4,150,000	0.020	03/02/15	4,150,000

40	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Floaters Trust Series 2014-0-78 (Royal Bank of Canada, LIQ)(a)
$6,665,000	0.020%	03/09/15	$6,665,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 B (BJC Health System, LIQ)
20,000,000	0.010	03/09/15	20,000,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
11,395,000	0.030	03/09/15	11,395,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (JPMorgan Chase Bank N.A., SPA)
9,200,000	0.020	03/02/15	9,200,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 B (Wells Fargo Bank N.A. SPA)
2,000,000	0.020	03/02/15	2,000,000

			53,410,000

Multi-State – 1.0%
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)
15,950,000	0.030	03/09/15	15,950,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)
11,495,000	0.030	03/09/15	11,495,000
Nuveen AMT-Free Municipal Income Fund VRDP Series 2013-1-2190 (Deutsche Bank A.G., LIQ)(a)
35,800,000	0.110	03/09/15	35,800,000

			63,245,000

Nebraska – 0.4%
City of Lincoln Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.040	03/09/15	21,870,000
Omaha Public Power District VRDN RB Floaters Series 2006-1289 (FGIC) (Credit Suisse, LIQ)
3,570,000	0.020	03/09/15	3,570,000

			25,440,000

Nevada – 0.9%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.030	03/09/15	6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.030	03/09/15	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,000,000	0.030	03/09/15	7,000,000
Las Vegas Valley Water District CP Series 2004 A
14,000,000	0.080	04/06/15	14,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2011-3987Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,185,000	0.060	03/09/15	7,185,000
Las Vegas Valley Water District GO VRDN Putters Series 2014-4452Z (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.030	03/09/15	5,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Nevada – (continued)
State of Nevada GO Refunding Water Pollution Control Series 2013 B
$3,400,000	2.000%	08/01/15	$3,426,312
State of Nevada GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
8,450,000	0.030	03/09/15	8,450,000

			57,366,312

New Hampshire – 0.4%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (U.S. Bank N.A., SPA)
23,315,000	0.020	03/09/15	23,315,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B RMKT (Bank of NY Mellon, SPA)
2,300,000	0.010	03/02/15	2,300,000
State of New Hampshire GO for Capital Improvements Series 2009 B
1,700,000	5.000	03/01/16	1,781,596

			27,396,596

New Jersey – 0.7%
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1154 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
22,235,000	0.180	03/09/15	22,235,000
Rutgers State University of New Jersey GO CP Series 2015 A (Wells Fargo Bank N.A., LIQ)
7,700,000	0.050	03/26/15	7,700,000
Rutgers State University of New Jersey GO CP Series 2015 C (Wachovia Bank, LIQ)
12,645,000	0.160	03/26/15	12,645,000

			42,580,000

New Mexico – 1.2%
City of Albuquerque GO Series 2013 A
4,035,000	4.000	07/01/15	4,086,548
New Mexico Finance Authority State Transportation RB Senior Lien Series 2004 A (NATL-RE)
4,185,000	5.250	06/15/15	4,247,123
Regents of the New Mexico State University (The) RB Refunding Series 2013 B
2,000,000	4.000	04/01/15	2,006,468
Regents of the University of New Mexico (The) VRDN RB Refunding Subordinate Lien System Series 2003 B (U.S. Bank N.A., SPA)
19,600,000	0.020	03/09/15	19,600,000
Regents of the University of New Mexico (The) VRDN RB Subordinate Lien System Improvement Series 2001 (U.S. Bank N.A., SPA)
33,190,000	0.020	03/09/15	33,190,000
State of New Mexico Capital Projects GO Series 2015(c)
5,300,000	5.000	03/01/16	5,537,069
State of New Mexico Severance Tax RB Series 2010 A
3,525,000	5.000	07/01/15	3,582,098

			72,249,306

New York – 17.5%
City of Binghamton GO BANS Series 2015
21,396,162	1.250	01/29/16	21,571,589
County of Nassau GO TANS Series 2014 A
9,600,000	2.000	09/15/15	9,686,056
Erie County Fiscal Stability Authority BANS RN Series 2014 A
18,250,000	1.250	07/31/15	18,333,045

The accompanying notes are an integral part of these financial statements.	41

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Austin Trust Certificates Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
$2,130,000	0.170%	03/09/15	$2,130,000
Metropolitan Transportation Authority VRDN RB Eagle Series 2014-0042 Class A (BHAC-CR FSA-CR AMBAC) (Citibank N.A., LIQ)(a)
7,425,000	0.030	03/09/15	7,425,000
Metropolitan Transportation Authority VRDN RB for Dedicated Tax Putters Series 2014-4437Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,165,000	0.030	03/09/15	3,165,000
Metropolitan Transportation Authority VRDN RB for Dedicated Tax Series 2002 Subseries B-1 RMKT (State Street Bank & Trust Co., LOC)
2,300,000	0.010	03/07/15	2,300,000
Nassau County Interim Finance Authority VRDN RB Series 2008 D-1 (Bank of NY Mellon, SPA)
2,385,000	0.020	03/09/15	2,385,000
Nassau County Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
26,815,000	0.020	03/09/15	26,815,000
New York City GO Series 2010 E
3,000,000	5.000	08/01/15	3,061,644
New York City GO VRDN Putters Series 2014-4444Z (JPMorgan Chase Bank N.A., LIQ)(a)
2,700,000	0.030	03/09/15	2,700,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank Gironzentrale, LOC)
22,650,000	0.030	03/02/15	22,650,000
New York City GO VRDN Series 1995 Series F-4 (Landesbank Hessen- Thueringen Girozentrale, LOC)
14,200,000	0.010	03/09/15	14,200,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank Gironzentrale, LOC)
18,600,000	0.020	03/07/15	18,600,000
New York City GO VRDN Series 2005 Subseries F-3 (Sumitomo Mitsui Banking Corp., LOC)
11,600,000	0.010	03/09/15	11,600,000
New York City GO VRDN Series 2006-I Subseries I-3 (Bank of America N.A., LOC)
11,600,000	0.030	03/02/15	11,600,000
New York City GO VRDN Series 2008 Subseries J-6 (Landesbank Hessen- Thueringen Girozentrale, LOC)
32,180,000	0.050	03/02/15	32,180,000
New York City GO VRDN Series 2011 Subseries A-3 (Landesbank Hessen- Thueringen Girozentrale, LIQ)
13,775,000	0.010	03/02/15	13,775,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 Washington Street Series 2005 A (FNMA) (FNMA, LIQ)
21,200,000	0.010	03/09/15	21,200,000
New York City Housing Development Corp. MF Hsg. VRDN RB for Bruckner by the Bridge Series 2008 A (FHLMC, LIQ)
14,900,000	0.010	03/09/15	14,900,000
New York City Housing Development Corp. MF Hsg. VRDN RB for Elliot Chelsea Development Series 2010 A (FHLMC, LIQ)
9,525,000	0.010	03/09/15	9,525,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Housing Development Corp. MF Hsg. VRDN RB for W 26th Street Development Series 2011 B RMKT(FHLMC) (FHLMC, LIQ)
$4,200,000	0.020%	03/09/15	$4,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Austin Trust Certificates Series 2008-1192 (Bank of America N.A., LIQ)(a)
6,000,000	0.070	03/09/15	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Series 2011-3274X (Credit Suisse, LIQ)(a)
8,665,000	0.020	03/09/15	8,665,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Trust Series 2013-16U (Barclays Bank PLC, LIQ)(a)
2,000,000	0.030	03/09/15	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Trust Series 2013-3WX (Barclays Bank PLC, LIQ)(a)
7,400,000	0.030	03/09/15	7,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 Subseries CC-2 (Bank of Nova Scotia, SPA)
9,960,000	0.020	03/02/15	9,960,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2007 Subseries BB-1 (Bank of Tokyo- Mitsubishi UFJ, SPA)
10,200,000	0.010	03/09/15	10,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2008 Subseries BB1 (Landesbank Hessen-Thueringen Girozentrale, SPA)
1,000,000	0.010	03/02/15	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2013 Subseries AA-2 (JPMorgan Chase Bank N.A., SPA)
11,600,000	0.020	03/02/15	11,600,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014 Subseries BB-3 (Sumitomo Mitsui Bank, SPA)
3,700,000	0.020	03/09/15	3,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution SPEARS Series 2013-DB-1198 (Deutsche Bank A.G., LIQ)(a)
16,940,000	0.120	03/09/15	16,940,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank Gironzentrale, SPA)
40,000,000	0.030	03/02/15	40,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 B Subseries B-4 (Royal Bank of Canada, SPA)
3,805,000	0.010	03/09/15	3,805,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1A RMKT (Sumitomo Mitsui Banking, SPA)
3,100,000	0.010	03/07/15	3,100,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2011 A Subseries A-1 (Mizuho Bank, Ltd., SPA)
8,730,000	0.010	03/02/15	8,730,000

42	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
$8,780,000	0.070%	03/09/15	$8,780,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floaters Series 2008-3360 (Morgan Stanley Bank, LIQ)(a)
6,800,000	0.030	03/09/15	6,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Putters Series 2015-4502Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,125,000	0.030	03/09/15	3,125,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B Convertible (Bank of Tokyo-Mitsubishi UFJ, LOC)
5,800,000	0.020	03/07/15	5,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (JPMorgan Chase Bank N.A., SPA)
90,000	0.010	03/09/15	90,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 C RMKT (PNC Bank N.A., SPA)
1,500,000	0.010	03/02/15	1,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-6 (California State Teachers Retirement, SPA)
2,000,000	0.010	03/02/15	2,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2015 Subseries A-3 (Mizuho Bank, Ltd., SPA)
31,400,000	0.010	03/02/15	31,400,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2015 Subseries A-4 (Mizuho Bank, Ltd., SPA)
3,505,000	0.010	03/02/15	3,505,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured STICS Series 2014 O-84 (Royal Bank of Canada, LIQ)(a)
6,300,000	0.020	03/09/15	6,300,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thueringen Girozentrale, LIQ)
25,940,000	0.010	03/09/15	25,940,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-D (Landesbank Hessen-Thueringen Gironzentrale, SPA)
1,000,000	0.030	03/02/15	1,000,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-2 Subseries 2-F (Bayerische Landesbank Gironzentrale, LIQ)
4,020,000	0.030	03/02/15	4,020,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3-E (Landesbank Baden-Wurttemberg, SPA)
40,945,000	0.030	03/02/15	40,945,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
2,600,000	0.010	03/07/15	2,600,000
New York City Trust for Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A., LOC)
1,800,000	0.010	03/09/15	1,800,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (JPMorgan Chase Bank N.A., SPA)
6,750,000	0.010	03/02/15	6,750,000
New York City Trust for Cultural Resources VRDN RB Refunding for Museum of Modern Art Austin Trust Certificates Series 2008-3316 (Bank of America N.A., LIQ)(a)
5,995,000	0.070	03/09/15	5,995,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
$8,300,000	0.020%	03/07/15	$8,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Cancer Center Floaters Trust Series 2008-XF- 0094 (JPMorgan Chase Bank N.A., LIQ)(a)
7,155,000	0.030	03/09/15	7,155,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
2,680,000	0.030	03/07/15	2,680,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
8,770,000	0.030	03/09/15	8,770,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2003 C RMKT (JPMorgan Chase Bank N.A., LOC)
6,200,000	0.010	03/09/15	6,200,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Trust Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
2,000,000	0.020	03/07/15	2,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Trust Series 2008-XF-0007 (JPMorgan Chase Bank N.A., LIQ)(a)
6,430,000	0.030	03/09/15	6,430,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.030	03/09/15	11,060,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Floaters Trust Series 2008-XF-0012 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.030	03/09/15	5,000,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.030	03/09/15	6,660,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,360,000	0.030	03/09/15	6,360,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR II R-11479 Series 2008 (Citibank N.A., LIQ)(a)
5,900,000	0.030	03/09/15	5,900,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
17,350,000	0.030	03/07/15	17,350,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2015-4519Z (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.030	03/09/15	2,500,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
400,000	0.020	03/02/15	400,000
New York State Dormitory Authority VRDN RB for Columbia University Series 2003 B RMKT
3,600,000	0.020	03/09/15	3,600,000

The accompanying notes are an integral part of these financial statements.	43

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
$2,400,000	0.010%	03/07/15	$2,400,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Floaters Trust Series 2014-XF-0006 (JPMorgan Chase Bank N.A., LIQ)(a)
10,020,000	0.030	03/09/15	10,020,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
7,245,000	0.030	03/09/15	7,245,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2013-4355 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.030	03/09/15	2,500,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (FNMA, LIQ)
5,400,000	0.020	03/07/15	5,400,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA) (FNMA, LIQ)
9,000,000	0.020	03/09/15	9,000,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA) (FNMA, LIQ)
83,775,000	0.030	03/09/15	83,775,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (FNMA, LIQ)
33,700,000	0.010	03/07/15	33,700,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA) (FNMA, LIQ)
10,325,000	0.020	03/09/15	10,325,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
11,200,000	0.020	03/07/15	11,200,000
New York State Liberty Development Corp. VRDN RB Refunding for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
43,885,000	0.200	03/07/15	43,885,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,500,000	0.200	03/07/15	6,500,000
New York State Local Government Assistance Corp. RB Refunding for Senior Lien Series 2007 A (GO of Corp.)
1,590,000	5.000	04/01/15	1,596,481
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
11,645,000	0.010	03/09/15	11,645,000
New York State Local Government Assistance Corp. VRDN RB Series 1997 SG-100 (NATL-RE-IBC GO of Corp.) (Societe Generale, SPA)
2,500,000	0.110	03/07/15	2,500,000
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2005 B (AGM)
6,510,000	5.000	04/01/15	6,536,494
New York State Thruway Authority RB for Transportation Series 2013 A
3,075,000	3.000	03/15/15	3,078,338

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
$13,865,000	0.020%	03/07/15	$13,865,000
New York State Urban Development Corporation Refunding State Personal Income Tax Putters Series 2014-4488 (JPMorgan Chase Bank N.A., LIQ)(a)
24,995,000	0.030	03/02/15	24,995,000
Northport-East Northport Union Free School District GO TANS Series 2014 (State Aid Withholding)
28,000,000	1.000	06/25/15	28,072,837
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-14077 Series 2013 (Citibank N.A., LIQ)(a)
2,585,000	0.030	03/09/15	2,585,000
Sales Tax Asset Receivable Corp. VRDN RB Refunding for Fiscal 2015 P-Floats Series 2014-PT-4744 (Bank of America N.A., LIQ)(a)
5,250,000	0.040	03/09/15	5,250,000
Sales Tax Asset Receivable Corp. VRDN RB Refunding for Fiscal 2015 Putters Series 2014-4485 (JPMorgan Chase Bank N.A., LIQ)(a)
2,140,000	0.030	03/07/15	2,140,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank N.A., LIQ)(a)
7,290,000	0.050	03/07/15	7,290,000
Town of Hempstead GO BANS Series 2014
18,000,000	1.500	12/18/15	18,150,460
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
31,000,000	0.030	03/02/15	31,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-2 RMKT (Wells Fargo Bank N.A., LOC)
33,620,000	0.010	03/02/15	33,620,000

			1,084,091,944

North Carolina – 2.4%
City of Greensboro Combined Enterprise System VRDN RB Refunding Series 2014 A (Bank of America N.A., SPA)
15,000,000	0.030	03/09/15	15,000,000
County of Guilford GO Public Improvement Series 2012 A
3,990,000	4.000	03/01/15	3,990,000
County of Guilford GO VRDN Series 2005 B (Wells Fargo Bank N.A., SPA)
10,000,000	0.010	03/09/15	10,000,000
County of Mecklenburg GO Refunding Series 2009 C
3,285,000	5.000	03/01/16	3,443,372
County of Union Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
17,545,000	0.020	03/09/15	17,545,000
County of Wake GO Public Improvement Series 2009
3,530,000	5.000	03/01/15	3,530,000
Duke University CP Series 2015
10,000,000	0.100	05/07/15	10,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2008-3186Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,500,000	0.040	03/02/15	3,500,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
11,000,000	0.030	03/09/15	11,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A
21,475,000	0.020	03/09/15	21,475,000

44	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Duke University Project Eagle Series 2014-0050 Class A (Citibank N.A., LIQ)(a)
$8,000,000	0.030%	03/09/15	$8,000,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.040	03/09/15	2,000,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (Royal Bank of Canada, LOC)
19,700,000	0.020	03/09/15	19,700,000
State of North Carolina GO for Public Improvement Prerefunded Series 2005 A
3,145,000	5.000	03/01/15	3,145,000
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
5,345,000	0.030	03/09/15	5,345,000
University of North Carolina at Chapel Hill VRDN RB Series 2012-0-24 (Royal Bank of Canada, LIQ)(a)
11,380,000	0.020	03/09/15	11,380,000

			149,053,372

North Dakota – 1.1%
County of Mercer Pollution Control Refunding for Basin Electric Power Cooperative CP Series 2009-1
64,925,000	0.090	03/02/15	64,925,000

Ohio – 3.3%
City of Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)(a)
4,360,000	0.050	03/09/15	4,360,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D RMKT (Bank of NY Mellon, SPA)
18,120,000	0.020	03/09/15	18,120,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A., SPA)
25,270,000	0.020	03/09/15	25,270,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Corp. Series 2009 A RMKT (Barclays Bank PLC, SPA)
16,600,000	0.020	03/09/15	16,600,000
Ohio Higher Educational Facility Commission CP for Case Western Reserve University Program I Series 2015
38,500,000	0.090	03/17/15	38,500,000
Ohio Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Putters Series 2009-3551 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.030	03/02/15	4,500,000
Ohio Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Series 2013 B-1 (Wells Fargo Bank N.A., LIQ)
29,170,000	0.010	03/02/15	29,170,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,245,000	0.030	03/09/15	6,245,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,100,000	0.030	03/09/15	7,100,000
Ohio State University VRDN RB Series 2010 E
10,200,000	0.010	03/09/15	10,200,000
Ohio State University VRDN RB Series 2014 B-2
25,000,000	0.010	03/09/15	25,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Ohio – (continued)
State of Ohio GO for Infrastructure Improvements Series 2012 A
$2,285,000	4.000%	02/01/16	$2,364,867
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A
15,000,000	0.020	03/09/15	15,000,000

			202,429,867

Oklahoma – 0.2%
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Series 2012 E-37 (Royal Bank of Canada, LOC)(a)
9,600,000	0.020	03/09/15	9,600,000

Oregon – 0.4%
City of Portland Sewer System RB Second Lien Series 2010 A
9,240,000	5.000	03/01/15	9,240,000
Portland Community College District GO Series 2013
5,655,000	5.000	06/15/15	5,734,975
State of Oregon GO VRDN for Veterans’ Welfare Series 2006-85-RMKT (U.S. Bank N.A., SPA)
5,540,000	0.030	03/02/15	5,540,000
State of Oregon GO VRDN for Veterans’ Welfare Series 2006-86-RMKT (U.S. Bank N.A., SPA)
3,730,000	0.030	03/02/15	3,730,000

			24,244,975

Pennsylvania – 1.8%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
7,000,000	0.020	03/09/15	7,000,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2013 E-45 (Royal Bank of Canada, LOC) (Royal Bank of Canada, SPA)(a)
20,000,000	0.020	03/09/15	20,000,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Putters Series 2013-4323 (GTY AGMT-JPMorgan Chase Bank N.A.) (JPMorgan Chase Bank N.A., LIQ)(a)
60,000,000	0.130	03/02/15	60,000,000
Butler County General Authority VRDN RB for Allegheny School District Project Series 2014 (State Aid Withholding) (PNC Bank N.A., SPA)
7,000,000	0.020	03/09/15	7,000,000
Commonwealth of Pennsylvania GO VRDN Putters Series 2014-4481 (JPMorgan Chase Bank N.A., LIQ)(a)
5,945,000	0.030	03/02/15	5,945,000
Pennsylvania Economic Development Financing Authority RB Series 2012 A
2,050,000	5.000	07/01/15	2,083,525
Pennsylvania State Turnpike Commission VRDN RB Series 2011 B
1,500,000	0.790	03/05/15	1,500,485
Pennsylvania State Turnpike Commission VRDN RB Series 2013 B
350,000	0.420	03/05/15	350,000
Pennsylvania State Turnpike Commission VRDN RB SPEARS Series 2013- DBE-1179 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
8,750,000	0.200	03/09/15	8,750,000

			112,629,010

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (Northern Trust Co., SPA)
13,000,000	0.010	03/09/15	13,000,000

The accompanying notes are an integral part of these financial statements.	45

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
South Carolina – 1.7%
City of Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
$3,000,000	0.040%	03/09/15	$3,000,000
South Carolina Association of Governmental Organizations COPS TANS Series 2014 D (South Carolina School District)
50,000,000	1.000	04/15/15	50,054,366
South Carolina State Public Service Authority RB for Santee Cooper SPEARS Series 2014-DBE-1256 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)(b)
48,665,000	0.220	03/18/15	48,665,000
State of South Carolina GO for State Capital Improvements Series 2011
1,700,000	5.000	03/01/15	1,700,000
State of South Carolina GO for State School Facilities Series 2011 (South Carolina School District)
3,430,000	5.000	03/01/16	3,595,330

			107,014,696

Tennessee – 0.8%
Chattanooga Health Educational & Housing Facility Board VRDN RB for Catholic Health Initiatives SPEARS Series 2014-DBE-1268 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
10,155,000	0.110	03/09/15	10,155,000
City of Memphis GO Refunding for General Improvements Series 2014 B
3,240,000	5.000	04/01/15	3,253,458
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.040	03/09/15	2,000,000
State of Tennessee CP Series 2000 A (Tennessee Consolidated Retirement System, SLOC)
35,000,000	0.050	05/04/15	35,000,000

			50,408,458

Texas – 8.4%
Austin Texas Independent School District CP Series 2015 A-1 (Sumitomo Mitsui Banking, SLOC)
10,000,000	0.080	03/02/15	10,000,000
10,000,000	0.060	04/01/15	10,000,000
Board of Regents of the Texas A&M University System VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.040	03/09/15	2,500,000
Board of Regents of the University of Texas System RB for Permanent University Fund Prerefunded Series 2005 B
1,225,000	5.000	07/01/15	1,244,655
Board of Regents of the University of Texas System VRDN RB Refunding Series 2007 B
29,725,000	0.010	03/09/15	29,725,000
City of Austin GO Refunding for Public Improvements Series 2005 (NATL-RE)
2,250,000	5.000	03/01/15	2,250,000
City of Austin GO Refunding for Public Improvements Series 2013 A
100,000	5.000	09/01/15	102,391
City of Austin Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
18,700,000	0.040	03/09/15	18,700,000
City of Dallas Waterworks & Sewer System CP Series 2015 D-1 (State Street Bank & Trust Co., LIQ)
30,000,000	0.050	03/03/15	30,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
City of Houston Airport System VRDN RB Floater Series 2012-0-44 (Royal Bank of Canada, LIQ)(a)
$8,330,000	0.020%	03/09/15	$8,330,000
City of Houston GO Refunding for Public Improvements Series 2013 A
1,345,000	4.000	03/01/16	1,396,060
City of Houston GO Series 2005 D (AMBAC)
14,075,000	5.000	03/01/15	14,075,000
City of Houston GO Series 2005 E (AMBAC)
18,945,000	5.000	03/01/15	18,945,000
City of San Antonio Electric & Gas System RB Series 2006 A
2,165,000	5.000	02/01/16	2,260,508
City of San Antonio Electric & Gas System Refunding Series 2009 A
1,000,000	5.000	02/01/16	1,044,144
City of San Antonio Electric & Gas System VRDN RB Floaters Series 2014-0-75 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.020	03/09/15	5,000,000
City of San Antonio Electric & Gas System VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)(a)
9,995,000	0.030	03/09/15	9,995,000
City of San Antonio Electric & Gas System VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
9,015,000	0.030	03/09/15	9,015,000
City of San Antonio GO for General Improvements Series 2012
1,400,000	5.000	02/01/16	1,461,893
Dallas Area Rapid Transit Sales Tax VRDN RB Refunding Senior Lien ROCS- RR-II R-11541 Series 2008 (Citibank N.A., LIQ)
1,560,000	0.030	03/09/15	1,560,000
Dickinson ISD GO VRDN Municipal Trust Receipts Series 2000-SGA94 (PSF-GTD) (Societe Generale, LIQ)
13,350,000	0.060	03/02/15	13,350,000
El Paso County Hospital District GO VRDN Putters Series 2008-2998 (Assured Guaranty) (JPMorgan Chase Bank N.A., LIQ)(a)
13,395,000	0.040	03/09/15	13,395,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF- GTD) (U.S. Bank N.A., LIQ) (U.S. Bank N.A., LOC)(a)
10,065,000	0.020	03/09/15	10,065,000
Harris County Cultural Education Facilities Finance Corp. CP Refunding for Methodist Hospital Series 2009 C-2
15,240,000	0.140	08/13/15	15,240,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.050	03/09/15	4,795,000
Harris County Health Facilities Development Corp. VRDN RB Refunding Methodist Hospital Series 2008 A-1
15,925,000	0.020	03/02/15	15,925,000
Harris County Industrial Development Corp. VRDN PCRB for Exxon Project Series 1984
5,000,000	0.010	03/02/15	5,000,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank N.A., LIQ)(a)
6,845,000	0.030	03/09/15	6,845,000
Houston ISD Limited Tax Schoolhouse GO Series 2009 A-1
1,210,000	5.000	02/15/16	1,265,539
Lower Neches Valley Authority Industrial Development Corp. VRDN RB for ExxonMobil Project Series 2010 (GTY AGMT-Exxon Mobil Corp.)
7,750,000	0.010	03/02/15	7,750,000

46	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)
$18,820,000	0.030%	03/09/15	$18,820,000
North Central Texas Health Facilities Development Corp. Hospital for Children’s Medical Center of Dallas Project VRDN RB Floaters Trust Series 2009 XF-0034 (TD Bank N.A., LIQ)(a)
20,000,000	0.030	03/09/15	20,000,000
State of Texas GO TRANS Series 2014
51,925,000	1.500	08/31/15	52,277,972
State of Texas GO VRDN for Transportation Commission Mobility Fund Austin Trust Certificates Series 2008-1053 (Bank of America N.A., LIQ)(a)
6,670,000	0.040	03/09/15	6,670,000
State of Texas GO VRDN for Veterans Series 2011 A (JPMorgan Chase Bank N.A., SPA)
31,150,000	0.020	03/09/15	31,150,000
State of Texas GO VRDN for Veterans Series 2013 A (Sumitomo Mitsui Banking Corp., SPA)
1,000,000	0.020	03/09/15	1,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 C (JPMorgan Chase Bank N.A., SPA)
11,875,000	0.040	03/02/15	11,875,000
Texas Public Finance Authority for Unemployment Compensation RB Series 2010 A
8,090,000	5.000	07/01/15	8,222,749
700,000	5.000	01/01/16	727,321
2,350,000	5.000	01/01/16	2,444,012
Texas Public Finance Authority for Unemployment Compensation Series 2010 B
8,135,000	5.000	07/01/15	8,267,447
Texas State Transportation Commission GO VRDN Putters Series 2008-3238 (JPMorgan Chase Bank N.A., LIQ)(a)
2,165,000	0.030	03/09/15	2,165,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)(a)
6,665,000	0.030	03/09/15	6,665,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.030	03/09/15	14,395,000
Texas Water Development Board RB Refunding State Revolving Series 2013 A
150,000	5.000	07/15/15	152,672
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (JPMorgan Chase Bank N.A. SPA)
100,000	0.020	03/02/15	100,000
University of North Texas CP Series 2015 A (University of North Texas, LIQ)
54,572,000	0.200	03/10/15	54,572,000
University of Texas VRDN RD for University of Texas System Series 2008-B (University of Texas Investment Management Co., LIQ)
10,900,000	0.010	03/09/15	10,900,000

			521,639,363

Utah – 1.0%
City of Murray Hospital VRDN RB for IHS Health Services, Inc. Series 2003 B
1,600,000	0.010	03/09/15	1,600,000
City of Murray Hospital VRDN RB for IHS Health Services, Inc. Series 2005 A (JPMorgan Chase Bank N.A., SPA)
4,700,000	0.020	03/02/15	4,700,000
State of Utah GO Series 2009 B
4,915,000	4.000	07/01/15	4,978,162

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Utah – (continued)
University of Utah VRDN RB ROCS RR-II R-14088 Series 2014 (Citibank N.A., LIQ)(a)
$9,490,000	0.030%	03/09/15	$9,490,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
21,600,000	0.020	03/09/15	21,600,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A., SPA)
15,000,000	0.020	03/09/15	15,000,000
Utah County Hospital VRDN RB for IHS Health Services, Inc. Floater Trust Series 2015-1U (Barclays Bank PLC, LOC)(a)
1,850,000	0.040	03/09/15	1,850,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.070	03/09/15	5,000,000

			64,218,162

Virginia – 1.7%
City of Newport News GO Refunding General Improvement Series 2012 A
2,955,000	3.000	07/15/15	2,986,735
City of Newport News GO Refunding General Improvement Series 2014 A (State Aid Withholding)
2,300,000	5.000	07/15/15	2,341,247
City of Norfolk GO Refunding Capital Improvement Series 2005 (NATL-RE)
2,000,000	5.000	03/01/15	2,000,000
Commonwealth of Virginia GO Refunding Series 2012 A
8,025,000	4.000	06/01/15	8,103,663
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2012-3309 (Credit Suisse, LIQ)(a)
4,580,000	0.020	03/09/15	4,580,000
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
5,900,000	0.020	03/09/15	5,900,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2009 B
7,000,000	0.010	03/09/15	7,000,000
Suffolk Economic Development Authority Hospital Facilities Revenue VRDN RB for Sentara Healthcare Eagles Series 2013-14 Class A (Citibank N.A., LIQ)(a)(b)
24,000,000	0.130	04/23/15	24,000,000
University of Virginia VRDN RB Eagle Series 2014-0048 Class A (Citibank N.A., LIQ)(a)
12,195,000	0.030	03/09/15	12,195,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank N.A., LIQ)(a)
15,010,000	0.040	03/02/15	15,010,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (U.S. Bank N.A., SPA)
15,000,000	0.020	03/09/15	15,000,000
Virginia Commonwealth Transportation Board VRDN RB Floater Certificates Series 2013-0-67 (Royal Bank of Canada, LIQ)(a)
6,775,000	0.020	03/09/15	6,775,000

			105,891,645

The accompanying notes are an integral part of these financial statements.	47

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – 4.5%
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Floaters Series 2010-3198X (Morgan Stanley Bank, LIQ)(a)
$4,250,000	0.060%	03/09/15	$4,250,000
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Putters Series 2008-2625Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
8,380,000	0.030	03/02/15	8,380,000
City of Spokane Water & Wastewater System RB Series 2014
5,625,000	5.000	12/01/15	5,828,516
County of King GO Refunding Series 2013
1,090,000	4.000	06/01/15	1,100,685
County of King Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2009-1W (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.040	03/09/15	7,500,000
County of King Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.040	03/09/15	2,500,000
County of King Multi-Modal Limited Tax GO VRDN Series 2010 B (State Street Bank & Trust Co., SPA)
8,175,000	0.020	03/09/15	8,175,000
County of King School District No. 414 Lake Washington Limited GO Series 2012
2,015,000	4.000	06/01/15	2,034,337
County of King Sewer Revenue CP BANS Series 2014 A (Bayerische Landesbank Gironzentrale, LOC)
78,720,000	0.120	03/02/15	78,720,000
County of King Sewer Revenue RB Refunding Series 2011 B
6,345,000	5.000	01/01/16	6,598,342
County of King Sewer Revenue RB Refunding Series 2013 B
1,250,000	2.000	01/01/16	1,268,853
County of King Sewer Revenue VRDN RB Eagle Series 2014-0047 Class A (AGM) (Citibank N.A., LIQ)(a)
14,850,000	0.030	03/09/15	14,850,000
Energy Northwest RB Refunding Columbia Generating Series 2003 A
1,255,000	5.500	07/01/15	1,277,276
Energy Northwest RB Refunding Columbia Generating Series 2005 A
5,000,000	5.000	07/01/15	5,081,078
Energy Northwest RB Refunding for Project 3 Series 2014 A
10,150,000	2.000	07/01/15	10,212,353
Spokane County School District No. 81 Spokane GO Series 2014 (SCH BD GTY)
7,985,000	5.500	12/01/15	8,303,834
State of Washington GO Refunding Series 2015 C
18,605,000	4.000	07/01/15	18,847,688
State of Washington GO Refunding Series 2015 D
5,545,000	1.000	07/01/15	5,561,470
State of Washington GO Series 2011 A
4,110,000	5.000	08/01/15	4,194,207
State of Washington GO Series 2012 D
3,000,000	5.000	02/01/16	3,132,462
State of Washington GO VRDN Putters Series 2008-2640 (JPMorgan Chase Bank N.A., LIQ)
9,995,000	0.030	03/09/15	9,995,000
State of Washington GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.030	03/09/15	10,000,000
State of Washington GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.020	03/09/15	2,250,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
State of Washington GO VRDN ROCS RR-II R-14090 Series 2014 (Citibank N.A., LIQ)(a)
$4,700,000	0.030%	03/09/15	$4,700,000
State of Washington GO VRDN SPEARS Series 2007-DB-388 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
7,495,000	0.150	03/09/15	7,495,000
University of Washington VRDN RB Floaters Series 2009-3005 (Morgan Stanley Bank, LIQ)(a)
3,350,000	0.020	03/02/15	3,350,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Floaters Series 2009-3007(Credit Suisse, LIQ)(a)
9,000,000	0.020	03/09/15	9,000,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services P-Floats Series 2014 PT-4742 (Bank of America N.A., LIQ)(a)
8,665,000	0.020	03/09/15	8,665,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
16,060,000	0.030	03/09/15	16,060,000
Washington Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo & Co., LIQ)(a)
10,990,000	0.020	03/09/15	10,990,000

			280,321,101

Wisconsin – 0.6%
City of Madison GO Promissory Notes Series 2014 A
5,170,000	2.000	10/01/15	5,225,034
County of Milwaukee GO Series 2014 A
2,620,000	2.000	12/01/15	2,655,896
State of Wisconsin GO Refunded Series 2005 A (AGM)
4,815,000	5.000	05/01/15	4,854,696
State of Wisconsin GO Refunding Series 2005-1 (NATL-RE)
1,715,000	5.000	05/01/15	1,728,787
State of Wisconsin GO Series 2004 E (NATL)
2,000,000	5.000	05/01/15	2,016,092
State of Wisconsin GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)(a)
7,200,000	0.020	03/09/15	7,200,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.040	03/09/15	2,940,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floater Certificates Series 2013-0-64 (Royal Bank of Canada, LIQ)(a)
5,275,000	0.050	03/09/15	5,275,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floater Series 2014-3372 (Morgan Stanley Bank, LIQ)(a)
6,665,000	0.030	03/09/15	6,665,000

			38,560,505

TOTAL INVESTMENTS – 99.7%			$6,185,250,290

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			16,220,932

NET ASSETS – 100.0%			$6,201,471,222

48	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2015, these securities amounted to $1,618,420,000 or approximately 26.1% of net assets.
(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. February 28, 2015, these securities amounted to $89,045,000 or approximately 1.4% of net assets.
(c)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	—American General Contractors-Interstate Commerce Commission
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax (subject to)
BANS	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corp.
COPS	—Certificates of Participation
CP	—Commercial Paper
CR	—Custodial Receipts
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GO	—General Obligation
GTD	—Guaranteed
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
IHC	—Intermountain Health Care
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg	—Multi-Family Housing
NATL-RE	—National Reinsurance Corp.
PCRB	—Pollution Control Revenue Bond
PSF-GTD	—Guaranteed by Permanent School Fund
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
RN	—Revenue Notes
RMKT	—Remarketed
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SLOC	—Stand-by Letter of Credit
SPA	—Stand-by Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
TANS	—Tax Anticipation Notes
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred Shares
WI	—When Issues Securities

The accompanying notes are an integral part of these financial statements.	49

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 95.5%
United States Treasury Bills
$105,000,000	0.005	%(a)	03/05/15	$104,999,956
4,000,000,000	0.020		03/05/15	3,999,991,109
5,300,000,000	0.015		03/12/15	5,299,975,708
5,100,100,000	0.010		03/19/15	5,100,074,492
4,688,500,000	0.015		03/26/15	4,688,451,148
45,500,000	0.030		07/02/15	45,495,336
40,000,000	0.132		07/02/15	39,982,233
United States Treasury Floating Rate Notes
1,114,500,000	0.065	(b)	01/31/16	1,114,266,379
545,000,000	0.089	(b)	04/30/16	545,068,768
United States Treasury Notes
1,139,000,000	0.375		03/15/15	1,139,143,082
845,000,000	2.500		03/31/15	846,703,445
76,000,000	0.250		05/15/15	76,023,073
1,600,000,000	4.125		05/15/15	1,613,467,069
358,000,000	0.250		05/31/15	358,150,961
1,432,000,000	2.125		05/31/15	1,439,263,692
17,000,000	0.375		06/15/15	17,011,548
131,500,000	0.250		07/15/15	131,560,022
225,000,000	0.250		07/31/15	225,111,522
387,000,000	1.750		07/31/15	389,634,780
171,800,000	0.250		08/15/15	171,859,651
861,200,000	4.250		08/15/15	877,375,849
25,000,000	10.625		08/15/15	26,198,470
859,500,000	0.375		08/31/15	860,464,565
277,000,000	1.250		08/31/15	278,549,479
40,000,000	0.250		09/15/15	40,019,101
11,600,000	0.250		09/30/15	11,599,313
278,400,000	1.250		09/30/15	280,227,988
306,758,000	1.250		10/31/15	309,023,451
206,000,000	0.375		11/15/15	206,315,777
110,500,000	4.500		11/15/15	113,876,759
443,400,000	1.375		11/30/15	447,224,806
270,900,000	0.250		12/15/15	271,040,473
25,000,000	4.500		02/15/16	26,023,615
139,000,000	2.125		02/29/16	141,592,727
72,000,000	2.625		02/29/16	73,685,333

TOTAL INVESTMENTS – 95.5%				$31,309,451,680

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%				1,488,595,804

NET ASSETS –100.0%				$32,798,047,484

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion represents a forward commitment.
(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2015.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

50	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 22.0%
United States Treasury Notes
$56,000,000	0.375%		06/15/15	$56,038,646
24,000,000	0.250		07/15/15	24,004,354
100,000,000	0.250		07/31/15	100,050,695
182,000,000	1.750		07/31/15	183,238,578
383,200,000	0.250		08/15/15	383,331,535
949,300,000	4.250		08/15/15	967,067,528
57,000,000	10.625		08/15/15	59,748,556
425,000,000	0.375		08/31/15	425,475,073
24,000,000	1.250		08/31/15	24,133,174
20,500,000	0.250		09/15/15	20,509,932
5,500,000	0.250		09/30/15	5,499,674
147,000,000	1.250		09/30/15	147,964,910
170,500,000	1.250		10/31/15	171,763,435
101,000,000	0.375		11/15/15	101,154,849
37,000,000	4.500		11/15/15	38,129,637
253,600,000	1.375		11/30/15	255,767,913
374,600,000	0.250		12/15/15	374,798,222
38,000,000	4.500		02/15/16	39,555,895
184,000,000	2.125		02/29/16	187,440,647
72,000,000	2.625		02/29/16	73,685,333

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$3,639,358,586

Repurchase Agreements(a) – 76.8%
Bank of Montreal
$500,000,000	0.070	%(b)(c)	03/09/15	$500,000,000
Maturity Value: $500,032,083
Settlement Date: 02/05/15

Collateralized by U.S. Treasury Bonds, 2.875% to 7.625%, due
11/15/22 to 05/15/43, and U.S. Treasury Notes, 0.250% to
3.125% due 03/15/15 to 05/15/24. The aggregate market value
of the collateral, including accrued interest, was $510,000,041.

Bank of Nova Scotia (The)
250,000,000	0.140	(b)(c)	03/09/15	250,000,000
Maturity Value: $250,175,973
Settlement Date: 01/06/15

Collateralized by U.S. Treasury Bills, 0.000%, due 03/05/15 to
06/04/15, U.S. Treasury Bonds, 2.750% to 8.750%, due
11/15/16 to 08/15/43, U.S. Treasury Inflation-Indexed Bonds,
1.375% to 2.500%, due 01/15/25 to 02/15/44, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 2.500%, due 04/15/16 to
07/15/24, and U.S. Treasury Notes, 0.250% to 4.625% due
03/15/15 to 08/15/22. The aggregate market value of the
collateral, including accrued interest, was $255,054,573.

250,000,000	0.170	(b)(c)	03/09/15	250,000,000
Maturity Value: $250,424,998

Collateralized by U.S. Treasury Bonds, 2.750% to 8.875%, due
05/15/16 to 02/15/44, U.S. Treasury Inflation-Indexed Bonds,
1.375% to 3.625%, due 01/15/25 to 02/15/44, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/16 to
11/15/21, and U.S. Treasury Notes, 0.250% to 4.250% due
06/15/15 to 08/15/21. The aggregate market value of the
collateral, including accrued interest, was $255,222,852.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(a) – (continued)
Barclays Capital, Inc.
$1,000,000,000	0.070	%(b)(c)	03/06/15	$1,000,000,000
Maturity Value: $1,000,435,546
Settlement Date: 07/30/14

Collateralized by U.S. Treasury Bonds, 2.750% to 4.625%, due
02/15/38 to 08/15/42, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/19 to 02/15/43, U.S. Treasury
Notes, 0.500% to 3.500%, due 06/15/16 to 02/28/21, and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
08/15/17 to 08/15/44. The aggregate market value of the
collateral, including accrued interest, was $1,020,000,079.

BNP Paribas Securities Corp.
700,000,000	0.090	(b)(c)	03/02/15	700,000,000
Maturity Value: $701,582,000
Settlement Date: 09/25/12

Collateralized by U.S. Treasury Bonds, 7.250% to 9.250% due
02/15/16 to 11/15/16, U.S. Treasury Inflation-Indexed Notes,
0.500% to 2.500%, due 04/15/15 to 07/15/16, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 08/15/15 to
05/15/39, U.S. Treasury Notes, 0.250% to 4.625% due
02/28/15 to 11/30/20, and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 08/15/15 to 02/15/41. The
aggregate market value of the collateral, including accrued
interest, was $714,000,037.

600,000,000	0.070	(b)(c)	03/09/15	600,000,000
Maturity Value: $600,034,999
Settlement Date: 02/09/15

Collateralized by U.S. Treasury Bills, 0.000%, due 03/26/15 to
05/07/15, U.S. Treasury Inflation-Indexed Bonds, 0.750% to
3.875%, due 04/15/28 to 02/15/42, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 1.875%, due 07/15/15 to 07/15/22,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
11/15/15 to 08/15/41, U.S. Treasury Notes, 0.085% to 3.500%
due 08/15/15 to 02/15/25, and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 08/15/19 to 11/15/43. The
aggregate market value of the collateral, including accrued
interest, was $1,130,670,021.

500,000,000	0.080	(b)(c)	03/09/15	500,000,000
Maturity Value: $500,034,444
Settlement Date: 02/13/15

Collateralized by U.S. Treasury Bonds, 6.125% to 9.875%, due
11/15/15 to 08/15/29, U.S. Treasury Interest-Only Stripped
Security, 2.000%, due 01/15/16, U.S. Treasury Notes, 0.250%
to 2.250% due 08/31/15 to 11/15/21, and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 02/15/31 to
05/15/44. The aggregate market value of the collateral,
including accrued interest, was $510,000,027.

Credit Suisse Securities (USA) LLC
2,000,000	0.060		03/02/15	2,000,000
Maturity Value: $2,000,010
Collateralized by U.S. Treasury Note, 0.125% due 04/30/15. The market value of the collateral, including accrued interest, was $2,041,001.

The accompanying notes are an integral part of these financial statements.	51

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(a) – (continued)
Deutsche Bank Securities, Inc.
$250,000,000	0.080%		03/16/15	$250,000,000
Maturity Value: $250,022,778
Settlement Date: 02/03/15

Collateralized by U.S. Treasury Bill, 0.000%, due 05/28/15, and
U.S. Treasury Notes, 2.500% to 2.750% due 08/15/23 to
02/15/24. The aggregate market value of the collateral,
including accrued interest, was $255,000,021.

Federal Reserve Bank of New York
1,800,000,000	0.050		03/02/15	1,800,000,000
Maturity Value: $1,800,007,500

Collateralized by U.S. Treasury Bond, 4.625%, due 02/15/40, and
U.S. Treasury Notes, 1.500% to 2.125% due 02/29/16 to
11/15/22. The aggregate market value of the collateral,
including accrued interest, was $1,800,007,599.

3,000,000,000	0.060		03/05/15	3,000,000,000
Maturity Value: $3,000,035,000
Settlement Date: 02/26/15

Collateralized by U.S. Treasury Bonds, 3.750% to 4.625%, due
02/15/40 to 08/15/41, and U.S. Treasury Notes, 1.500% to
2.125% due 08/31/18 to 11/15/22. The aggregate market value
of the collateral, including accrued interest, was
$3,000,020,022.

Joint Repurchase Agreement Account I
1,695,000,000	0.065		03/02/15	1,695,000,000
Maturity Value: $1,695,009,111

JPMorgan Securities LLC
31,900,000	0.060		03/02/15	31,900,000
Maturity Value: $31,900,160
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/17 to 11/15/20. The aggregate market value of the collateral, including accrued interest, was $32,540,119.
1,500,000,000	0.070	(b)(c)	03/05/15	1,500,000,000
Maturity Value: $1,500,119,581
Settlement Date: 01/29/15

Collateralized by U.S. Treasury Bills, 0.000%, due 04/16/15 to
07/30/15, and U.S. Treasury Notes, 0.250% to 3.375% due
04/15/16 to 02/15/24. The aggregate market value of the
collateral, including accrued interest, was $1,530,010,286.

Societe Generale
250,000,000	0.080	(b)(c)	03/09/15	250,000,000
Maturity Value: $250,015,555
Settlement Date: 02/10/15

Collateralized by U.S. Treasury Bill, 0.000%, due 08/13/15, U.S.
Treasury Bonds, 2.750% to 8.750%, due 05/15/16 to 08/15/42,
U.S. Treasury Inflation-Indexed Bonds, 2.000% to 2.500%, due
01/15/26 to 02/15/40, U.S. Treasury Inflation-Indexed Notes,
0.125% to 2.375%, due 01/15/17 to 07/15/22, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 02/15/24 to
02/15/44, , and U.S. Treasury Notes, 1.750% to 2.500% due
09/30/19 to 08/15/23. The aggregate market value of the
collateral, including accrued interest, was $255,000,002.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(a) – (continued)
Wells Fargo Securities LLC
$250,000,000	0.110	%(d)	05/12/15	$250,000,000
Maturity Value: $250,069,514
Settlement Date: 02/10/15
Collateralized by U.S. Treasury Notes, 0.250% to 1.375% due 10/31/15 to 01/31/20. The aggregate market value of the collateral, including accrued interest, was $255,000,056.
125,000,000	0.120	(d)	07/13/15	125,000,000
Maturity Value: $125,062,917
Settlement Date: 02/12/15
Collateralized by U.S. Treasury Notes, 0.875% to 2.500% due 08/15/17 to 05/15/24. The aggregate market value of the collateral, including accrued interest, was $127,500,093.

TOTAL REPURCHASE AGREEMENTS				$12,703,900,000

TOTAL INVESTMENTS – 98.8%				$16,343,258,586

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%				204,649,698

NET ASSETS – 100.0%				$16,547,908,284

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Unless noted, all repurchase agreements were entered into on February 27, 2015. Additional information on Joint Repurchase Agreement Account I appears on pages 53 and 54.
(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2015.
(c)	The instrument is subject to a demand feature.
(d)	Security has been determined to be illiquid by the Investment Advisor. At February 28, 2015, these securities amounted to $375,000,000 or approximately 2.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments

February 28, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At February 28, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of March 2, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$150,000,000	$150,000,806	$153,000,015
Prime Obligations	150,000,000	150,000,806	153,000,015
Tax-Exempt California	5,000,000	5,000,027	5,100,000
Treasury Obligations	1,695,000,000	1,695,009,111	1,728,900,167

REPURCHASE AGREEMENTS — At February 28, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Prime Obligations	California	Treasury Obligations
ABN Amro Bank N.V.	0.070%	$22,500,000	$22,500,000	$750,000	$254,250,000
BNP Paribas Securities Corp.	0.070	45,000,000	45,000,000	1,500,000	508,500,000
Citigroup Global Markets, Inc.	0.060	22,500,000	22,500,000	750,000	254,250,000
Credit Agricole Corporate and Investment Bank	0.060	60,000,000	60,000,000	2,000,000	678,000,000
TOTAL		$150,000,000	$150,000,000	$5,000,000	$1,695,000,000

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

At February 28, 2015, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bill	0.000%	03/26/15
U.S. Treasury Floating-Rate Note	0.085	07/31/16
U.S. Treasury Inflation-Indexed Bonds	0.750 to 3.875	04/15/29 to 02/15/42
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.875	07/15/15 to 01/15/23
U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/17 to 08/15/37
U.S. Treasury Notes	0.250 to 3.625	08/15/15 to 02/15/25
U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/19 to 11/15/43

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 28, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of March 2, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$2,556,600,000	$2,556,617,219	$2,631,098,598
Prime Obligations	2,300,000,000	2,300,015,491	2,367,021,347

REPURCHASE AGREEMENTS — At February 28, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Prime Obligations
ABN Amro Bank N.V.	0.080%	$495,667,347	$445,918,367
BNP Paribas Securities Corp.	0.090	208,702,041	187,755,102
Credit Agricole Corporate and Investment Bank	0.080	652,193,878	586,734,694
TD Securities (USA) LLC	0.080	260,877,551	234,693,878
Wells Fargo Bank, N.A.	0.080	547,842,857	492,857,143
Wells Fargo Securities LLC	0.080	391,316,326	352,040,816
TOTAL		$2,556,600,000	$2,300,000,000

At February 28, 2015, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 7.500%	09/01/15 to 03/01/45
Federal National Mortgage Association	0.000 to 8.000	03/01/15 to 03/01/45
Government National Mortgage Association	1.500 to 11.000	08/20/15 to 02/20/45
U.S. Treasury Notes	2.250 to 2.375	07/31/17 to 07/31/18

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

February 28, 2015 (Unaudited)

Federal Fund
Assets:
Investments based on amortized cost	$10,048,056,391
Repurchase agreements based on amortized cost	—
Cash	589,380,684
Receivables:
Investments sold	1,299,584,735
Interest	2,585,395
Fund shares sold	—
Reimbursement from investment advisor	—
Other assets	—
Total assets	11,939,607,205

Liabilities:
Due to custodian	—
Payables:
Management fees	888,673
Dividend distribution	14,397
Investments purchased	—
Fund shares redeemed	—
Distribution and Service fees and Transfer Agent fees	—
Accrued expenses	135,702
Total liabilities	1,038,772

Net Assets:
Paid-in capital	11,938,494,404
Undistributed (distributions in excess of) net investment income (loss)	1,451
Accumulated net realized gain (loss) from investments	72,578
NET ASSETS	$11,938,568,433
Net asset value, offering and redemption price per share	$1.00
FST Shares	$10,978,538,706
FST Select Shares	34,544,497
FST Preferred Shares	47,553,338
FST Capital Shares	60,644,932
FST Administration Shares	386,414,608
FST Premier Shares	1,049
FST Service Shares	397,489,253
FST Class C Shares	—
FST Resource Shares	1,000
FST Cash Management Shares	33,381,050
Total Net Assets	$11,938,568,433
Shares outstanding $0.001 par value (unlimited number of shares authorized):
FST Shares	10,978,470,630
FST Select Shares	34,544,283
FST Preferred Shares	47,553,043
FST Capital Shares	60,644,555
FST Administration Shares	386,412,212
FST Premier Shares	1,049
FST Service Shares	397,486,789
FST Class C Shares	—
FST Resource Shares	1,000
FST Cash Management Shares	33,380,843

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund	Money Market Fund	Prime Obligations Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund

$13,727,014,756	$27,898,373,807	$6,416,691,188	$310,054,138	$103,314,654	$6,185,250,290	$31,309,451,680	$3,639,358,586
20,131,600,000	6,143,000,000	6,115,000,000	5,000,000	—	—	—	12,703,900,000
106,225,541	95,049	18,274,219	1,430,155	—	102,336	30,093	195,431,409

—	—	—	—	—	24,701,673	1,542,717,500	—
7,153,402	8,273,917	2,523,936	301,069	167,738	8,524,687	52,255,373	9,771,548
17,341	4,811,663	2,157,110	—	—	93,154	840,273	803,610
—	—	—	127,805	146,534	—	—	—
—	—	15,941	—	885	28,592	—	—
33,972,011,040	34,054,554,436	12,554,662,394	316,913,167	103,629,811	6,218,700,732	32,905,294,919	16,549,265,153

—	—	—	—	123,872	—	—	—

3,410,538	3,921,580	1,595,373	38	299	271,055	1,157,171	1,140,456
56,341	949,435	170,486	25	6	9,201	8,848	43,055
—	500,000,000	—	1,404,901	—	16,808,818	104,999,956	—
23,933	1,495,229	1,364	—	—	13,261	648,690	800
—	245,121	100,944	—	—	—	—	—
297,497	334,763	265,326	10,915	60,949	127,175	432,770	172,558
3,788,309	506,946,128	2,133,493	1,415,879	185,126	17,229,510	107,247,435	1,356,869

33,968,234,265	33,547,543,410	12,552,511,151	315,528,297	103,444,353	6,201,969,757	32,797,904,631	16,547,799,541
(53,029)	(5,793)	(73,352)	—	332	(29)	—	(52,384)
41,495	70,691	91,102	(31,009)	—	(498,506)	142,853	161,127
$33,968,222,731	$33,547,608,308	$12,552,528,901	$315,497,288	$103,444,685	$6,201,471,222	$32,798,047,484	$16,547,908,284
$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
$29,914,379,280	$31,995,758,880	$9,452,169,573	$315,494,482	$103,442,836	$5,774,276,159	$31,038,195,435	$13,650,758,342
132,246,603	982,561,029	128,406,072	—	—	257,043,017	46,363,361	162,517,744
247,715,605	168,051,316	262,067,783	—	—	9,320,985	47,403,611	192,514,140
1,129,844,707	82,649,381	104,799,609	—	—	5,652,530	230,047,989	254,416,291
2,113,391,007	299,383,484	1,562,352,314	12	15	87,615,884	1,326,856,706	1,483,299,621
1,000	1,000	1,004	—	—	1,003	94,072	1,000
430,642,528	19,201,217	942,251,711	1,757	799	56,004,106	109,084,310	804,399,146
—	—	20,306,791	—	—	—	—	—
1,001	1,000	80,173,044	—	—	11,556,538	1,000	1,000
1,000	1,001	1,000	1,037	1,035	1,000	1,000	1,000
$33,968,222,731	$33,547,608,308	$12,552,528,901	$315,497,288	$103,444,685	$6,201,471,222	$32,798,047,484	$16,547,908,284

29,914,384,626	31,995,688,685	9,452,305,510	315,479,905	103,436,972	5,774,692,908	31,038,062,639	13,650,668,640
132,246,627	982,558,873	128,407,913	—	—	257,061,568	46,363,162	162,516,676
247,715,649	168,050,946	262,071,539	—	—	9,321,658	47,403,408	192,512,875
1,129,844,909	82,649,199	104,801,111	—	—	5,652,938	230,047,005	254,414,618
2,113,391,384	299,382,827	1,562,374,711	12	15	87,622,207	1,326,851,028	1,483,289,874
1,000	1,000	1,004	—	—	1,004	94,072	1,000
430,642,605	19,201,174	942,265,218	1,756	799	56,008,148	109,083,844	804,393,860
—	—	20,307,082	—	—	—	—	—
1,001	1,000	80,174,163	—	—	11,557,372	1,000	1,000
1,000	1,001	1,000	1,036	1,035	1,000	1,000	1,000

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2015 (Unaudited)

Federal Fund
Investment income:
Interest income	$5,414,003
Total investment income	5,414,003

Expenses:
Fund-Level Expenses:
Management fees	11,428,367
Transfer Agent fees	557,481
Custody, accounting and administrative services	209,594
Registration fees	96,888
Printing and mailing fees	56,623
Trustee fees	37,414
Professional fees	36,384
Other	41,805
Subtotal	12,464,556
Class Specific Expenses:
FST Service Share fees	511,713
Distribution fees — FST Service Shares	511,712
FST Administration Share fees	506,383
FST Cash Management Share fees	135,321
Distribution fees — FST Cash Management Shares	81,192
FST Capital Share fees	40,695
FST Premier Share fees	27,062
FST Preferred Share fees	24,676
FST Select Share fees	5,815
FST Resource Share fees	2
Distribution fees — FST Resource Share fees	1
Distribution and Service fees — FST Class B Shares(a)	—
Distribution and Service fees — FST Class C Shares	—
Total expenses	14,309,128
Less — expense reductions	(9,216,331)
Net expenses	5,092,797
NET INVESTMENT INCOME	$321,206
Net realized gain from investment transactions	91,862
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$413,068

(a)	FST Class B Shares were converted to FST Service Shares at the close of business on November 14, 2014.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund	Money Market Fund	Prime Obligations Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund

$19,564,255	$38,579,424	$13,853,896	$92,220	$45,047	$2,264,043	$8,086,133	$6,716,354

19,564,255	38,579,424	13,853,896	92,220	45,047	2,264,043	8,086,133	6,716,354

31,899,925	32,423,514	13,993,594	477,650	211,271	5,911,718	35,932,221	18,075,033
1,556,094	1,581,635	682,614	13,647	6,036	288,376	1,752,791	881,709
549,529	597,991	264,159	5,157	15,642	115,271	637,741	327,570
107,121	86,814	104,494	19,692	12,548	78,270	143,455	76,876
67,079	107,554	73,763	287	20,107	39,118	218,465	32,000
67,983	57,104	65,793	11,830	9,896	11,710	58,448	64,196
41,105	51,229	49,085	47,006	43,238	40,448	33,518	39,594
60,444	122,007	82,735	1,584	4,267	22,429	122,256	16,531
34,349,280	35,027,848	15,316,237	576,853	323,005	6,507,340	38,898,895	19,513,509

505,379	26,154	1,154,158	1	1	76,657	174,400	1,079,015
505,379	26,154	1,154,158	2	1	76,657	174,399	1,079,015
2,664,367	370,983	2,147,172	824	1,028	166,623	1,594,176	1,817,967
2	2	2	3	2	2	2	2
1	1	1	3	3	2	2	2
935,100	38,065	62,238	—	—	4,083	137,220	237,254
2	2	2	—	—	2,125	4,327	725
126,468	37,119	155,073	—	—	6,708	22,194	71,851
25,037	98,217	18,372	—	—	39,022	26,123	30,916
2	2	200,638	—	—	33,089	2	2
1	1	60,191	—	—	9,927	1	1
—	—	14,714	—	—	—	—	—
—	—	103,658	—	—	—	—	—
39,111,018	35,624,548	20,386,614	577,686	324,040	6,922,235	41,031,741	23,830,259
(20,419,315)	(7,472,209)	(7,903,118)	(493,796)	(282,681)	(4,834,132)	(32,956,878)	(17,531,246)
18,691,703	28,152,339	12,483,496	83,890	41,359	2,088,103	8,074,863	6,299,013
$872,552	$10,427,085	$1,370,400	$8,330	$3,688	$175,940	$11,270	$417,341
28,290	135,114	214,288	18,131	6,396	587,403	290,661	208,735
$900,842	$10,562,199	$1,584,688	$26,461	$10,084	$763,343	$301,931	$626,076

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Fund		Government Fund
	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014
From operations:
Net investment income	$321,206	$606,292	$872,552	$808,757
Net realized gain (loss) from investment transactions	91,862	86,563	28,290	719,076
Net increase (decrease) in net assets resulting from operations	413,068	692,855	900,842	1,527,833

Distributions to shareholders:
From net investment income:
FST Shares	(291,593)	(497,649)	(795,895)	(702,730)
FST Select Shares	(1,126)	(3,352)	(4,803)	(2,886)
FST Preferred Shares	(1,410)	(2,886)	(7,439)	(7,616)
FST Capital Shares	(1,556)	(3,435)	(37,007)	(22,709)
FST Administration Shares	(11,725)	(21,904)	(63,043)	(62,907)
FST Premier Shares	(451)	(50,903)	(2)	(155)
FST Service Shares	(11,794)	(23,694)	(11,921)	(9,746)
FST Class B Shares(a)	—	—	—	—
FST Class C Shares	—	—	—	—
FST Resource Shares	(2)	(4)	(2)	(4)
FST Cash Management Shares	(1,549)	(2,465)	(2)	(4)
From net realized gains:
FST Shares	(17,169)	(75,153)	(52,401)	(712,063)
FST Select Shares	(57)	(462)	(312)	(3,672)
FST Preferred Shares	(95)	(469)	(464)	(8,383)
FST Capital Shares	(99)	(512)	(2,228)	(18,849)
FST Administration Shares	(631)	(3,488)	(3,855)	(63,850)
FST Premier Shares	(20)	(9,273)	—	(187)
FST Service Shares	(692)	(3,638)	(770)	(13,008)
FST Class B Shares(a)	—	—	—	—
FST Class C Shares	—	—	—	—
FST Resource Shares	—	—	—	—
FST Cash Management Shares	(102)	(324)	—	—
Total distributions to shareholders	(340,071)	(699,611)	(980,144)	(1,628,769)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	12,147,661,151	31,535,434,995	105,816,405,109	173,269,743,701
Reinvestment of distributions	245,874	508,688	509,876	797,472
Cost of shares redeemed	(10,456,554,203)	(31,856,198,356)	(97,714,939,421)	(172,267,998,526)
Net increase (decrease) in net assets resulting from share transactions	1,691,352,822	(320,254,673)	8,101,975,564	1,002,542,647
NET INCREASE (DECREASE)	1,691,425,819	(320,261,429)	8,101,896,262	1,002,441,711

Net assets:
Beginning of period	10,247,142,614	10,567,404,043	25,866,326,469	24,863,884,758
End of period	$11,938,568,433	$10,247,142,614	$33,968,222,731	$25,866,326,469
Undistributed (distributions in excess of) net investment income	$1,451	$1,451	$(53,029)	$(5,467)

(a)	FST Class B Shares were converted to FST Service Shares at the close of business on November 14, 2014.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Money Market Fund		Prime Obligations Fund		Tax-Exempt California Fund
For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

$10,427,085	$17,856,865	$1,370,400	$2,309,542	$8,330	$16,455
135,114	285,042	214,288	361,415	18,131	(49,140)

10,562,199	18,141,907	1,584,688	2,670,957	26,461	(32,685)

(10,292,921)	(17,735,961)	(1,241,495)	(2,070,189)	(8,292)	(7,263)
(126,914)	(87,304)	(5,156)	(13,276)	—	—
(1,291)	(6,272)	(11,457)	(17,295)	—	—
(833)	(2,721)	(3,298)	(7,949)	—	—
(4,782)	(20,720)	(68,664)	(127,468)	(34)	(9,184)
(1)	(2,153)	(2)	(4)	—	—
(339)	(1,726)	(36,261)	(65,135)	(2)	(4)
—	—	(57)	(269)	—	—
—	—	(823)	(1,572)	—	—
(2)	(4)	(3,185)	(6,382)	—	—
(2)	(4)	(2)	(3)	(2)	(4)

(61,929)	(301,844)	(92,919)	(328,375)	—	(5,577)
(1,375)	(2,698)	(1,102)	(4,760)	—	—
(148)	(1,142)	(3,747)	(6,423)	—	—
(108)	(487)	(742)	(2,938)	—	—
(605)	(3,600)	(14,945)	(48,210)	—	(11,284)
—	(417)	—	—	—	—
(41)	(307)	(8,662)	(24,242)	—	—
—	—	(7)	(98)	—	—
—	—	(187)	(581)	—	—
—	—	(724)	(2,403)	—	—
—	—	—	—	—	—
(10,491,291)	(18,167,360)	(1,493,435)	(2,727,572)	(8,330)	(33,316)

202,261,835,869	399,915,051,314	51,045,925,211	113,544,112,830	402,792,565	938,398,003
5,171,207	8,156,948	568,737	1,040,932	8,232	32,752
(196,177,342,091)	(398,188,439,577)	(52,413,504,125)	(116,973,211,346)	(343,325,182)	(998,662,329)

6,089,664,985	1,734,768,685	(1,367,010,177)	(3,428,057,584)	59,475,615	(60,231,574)
6,089,735,893	1,734,743,232	(1,366,918,924)	(3,428,114,199)	59,493,746	(60,297,575)

27,457,872,415	25,723,129,183	13,919,447,825	17,347,562,024	256,003,542	316,301,117
$33,547,608,308	$27,457,872,415	$12,552,528,901	$13,919,447,825	$315,497,288	$256,003,542

$(5,793)	$(5,793)	$(73,352)	$(73,352)	$—	$—

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Tax-Exempt New York Fund
	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014
From operations:
Net investment income (loss)	$3,688	$9,495
Net realized gain (loss) from investment transactions	6,396	3,913
Net increase (decrease) in net assets resulting from operations	10,084	13,408

Distributions to shareholders:
From net investment income:
FST Shares	(3,642)	(2,114)
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(42)	(7,374)
FST Premier Shares	—	—
FST Service Shares	(2)	(4)
FST Class B Shares(a)	—	—
FST Class C Shares	—	—
FST Resource Shares	—	—
FST Cash Management Shares	(2)	(3)
From net realized gains:
FST Shares	(6,817)	(980)
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(77)	(5,921)
FST Premier Shares	—	—
FST Service Shares	—	—
FST Class B Shares(a)	—	—
FST Class C Shares	—	—
FST Resource Shares	—	—
FST Cash Management Shares	—	—
Total distributions to shareholders	(10,582)	(16,396)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	179,651,455	619,525,860
Reinvestment of distributions	10,422	16,075
Cost of shares redeemed	(201,947,207)	(640,528,744)
Net increase (decrease) in net assets resulting from share transactions	(22,285,330)	(20,986,809)
NET INCREASE (DECREASE)	(22,285,828)	(20,989,797)

Net assets:
Beginning of period	125,730,513	146,720,310
End of period	$103,444,685	$125,730,513
Undistributed (distributions in excess of) net investment income (loss)	$332	$332

(a)	FST Class B Shares were converted to FST Service Shares at the close of business on November 14, 2014.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Tax-Free Money Market Fund		Treasury Instruments Fund		Treasury Obligations Fund
For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

$175,940	$350,102	$11,270	$(34,795)	$417,341	$643,437
587,403	(1,085,909)	290,661	368,600	208,735	213,445
763,343	(735,807)	301,931	333,805	626,076	856,882

(161,049)	(288,216)	(10,958)	—	(378,819)	(487,430)
(7,936)	(16,545)	—	—	(5,354)	(11,721)
(409)	(1,107)	(43)	—	(3,770)	(6,675)
(166)	(285)	(79)	—	(8,171)	(15,071)
(4,066)	(7,370)	(186)	—	(37,595)	(81,267)
(37)	(31,741)	—	—	(11)	(3,904)
(1,871)	(3,069)	—	—	(22,639)	(52,483)
—	—	—	—	—	—
—	—	—	—	—	—
(404)	(1,765)	(2)	—	(2)	(4)
(2)	(4)	(2)	—	(2)	(4)

—	(295,357)	(171,809)	(326,424)	(100,294)	(106,478)
—	(21,408)	(1,052)	(3,117)	(1,339)	(2,466)
—	(1,091)	(201)	(796)	(970)	(1,411)
—	(199)	(927)	(1,619)	(2,063)	(2,499)
—	(7,069)	(6,831)	(14,904)	(9,894)	(16,202)
—	(38,383)	(14)	(2,903)	(3)	(677)
—	(1,250)	(777)	(1,823)	(5,674)	(9,878)
—	—	—	—	—	—
—	—	—	—	—	—
—	(1,780)	—	(4)	—	—
—	—	—	(4)	—	—
(175,940)	(716,639)	(192,881)	(351,594)	(576,600)	(798,170)

8,145,267,830	16,936,386,372	51,773,767,615	110,834,673,733	45,166,381,417	85,584,216,689
120,144	560,320	130,750	239,890	283,457	375,145
(7,695,070,995)	(16,917,523,600)	(51,920,114,776)	(105,671,889,320)	(45,344,224,939)	(79,249,063,394)
450,316,979	19,423,092	(146,216,411)	5,163,024,303	(177,560,065)	6,335,528,440
450,904,382	17,970,646	(146,107,361)	5,163,006,514	(177,510,589)	6,335,587,152

5,750,566,840	5,732,596,194	32,944,154,845	27,781,148,331	16,725,418,873	10,389,831,721
$6,201,471,222	$5,750,566,840	$32,798,047,484	$32,944,154,845	$16,547,908,284	$16,725,418,873
$(29)	$(29)	$—	$—	$(52,384)	$(13,362)

The accompanying notes are an integral part of these financial statements.	63

FINANCIAL SQUARE FEDERAL FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2015 - FST Shares	$1.00	$—	(c)	$—	(c)
2015 - FST Select Shares	1.00	—	(c)	—	(c)
2015 - FST Preferred Shares	1.00	—	(c)	—	(c)
2015 - FST Capital Shares	1.00	—	(c)	—	(c)
2015 - FST Administration Shares	1.00	—	(c)	—	(c)
2015 - FST Premier Shares	1.00	—	(c)	—	(c)
2015 - FST Service Shares	1.00	—	(c)	—	(c)
2015 - FST Resource Shares	1.00	—	(c)	—	(c)
2015 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2014 - FST Shares	1.00	—	(c)	—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

64	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$10,978,539	0.09	%(e)	0.23	%(e)	0.01	%(e)
1.00	—	(d)	34,544	0.09	(e)	0.26	(e)	0.01	(e)
1.00	—	(d)	47,553	0.09	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	60,645	0.09	(e)	0.38	(e)	0.01	(e)
1.00	—	(d)	386,415	0.09	(e)	0.48	(e)	0.01	(e)
1.00	—	(d)	1	0.09	(e)	0.58	(e)	0.01	(e)
1.00	—	(d)	397,489	0.09	(e)	0.73	(e)	0.01	(e)
1.00	—	(d)	1	0.09	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	33,381	0.09	(e)	1.03	(e)	0.01	(e)

1.00	0.01		9,153,246	0.09		0.23		0.01
1.00	0.01		38,054	0.09		0.26		0.01
1.00	0.01		52,417	0.09		0.33		0.01
1.00	0.01		55,729	0.09		0.38		0.01
1.00	0.01		403,438	0.09		0.48		0.01
1.00	0.01		17,834	0.09		0.58		0.01
1.00	0.01		435,856	0.09		0.73		0.01
1.00	0.01		1	0.09		0.88		0.40
1.00	0.01		90,568	0.09		1.03		0.01
1.00	0.01		8,211,951	0.14		0.23		—	(f)
1.00	0.01		127,241	0.14		0.26		—	(f)
1.00	0.01		53,020	0.14		0.33		—	(f)
1.00	0.01		62,058	0.14		0.38		—	(f)
1.00	0.01		418,901	0.14		0.48		—	(f)
1.00	0.01		1,137,540	0.14		0.58		—	(f)
1.00	0.01		508,699	0.14		0.73		—	(f)
1.00	0.01		1	0.14		0.88		0.40
1.00	0.01		47,993	0.14		1.03		—	(f)
1.00	0.01		9,044,336	0.12		0.23		—	(f)
1.00	0.01		89,636	0.12		0.26		0.01
1.00	0.01		60,660	0.12		0.33		—	(f)
1.00	0.01		71,459	0.12		0.38		—	(f)
1.00	0.01		480,896	0.12		0.48		—	(f)
1.00	0.01		1,313,277	0.12		0.58		—	(f)
1.00	0.01		603,587	0.12		0.73		—	(f)
1.00	0.01		1	0.12		0.88		0.40
1.00	0.01		175,249	0.12		1.03		—	(f)
1.00	0.01		9,888,638	0.17		0.23		0.01
1.00	0.01		74,182	0.18		0.26		—	(f)
1.00	0.01		269,893	0.18		0.33		—	(f)
1.00	0.01		80,713	0.18		0.38		—	(f)
1.00	0.01		454,427	0.18		0.48		—	(f)
1.00	0.01		1,298,287	0.18		0.58		—	(f)
1.00	0.01		739,254	0.18		0.73		—	(f)
1.00	0.01		1	0.17		0.88		0.19
1.00	0.01		151,472	0.18		1.03		—	(f)
1.00	0.05		12,958,372	0.20		0.23		0.03
1.00	0.02		105,245	0.22		0.25		0.01
1.00	0.01		285,291	0.24		0.33		(0.01)
1.00	0.01		72,407	0.24		0.37		(0.01)
1.00	0.01		579,217	0.25		0.48		(0.01)
1.00	0.01		1,479,302	0.24	(e)	0.58	(e)	0.01	(e)
1.00	0.01		774,348	0.24		0.73		(0.01)
1.00	0.01		1	0.20	(e)	0.73	(e)	0.06	(e)
1.00	0.01		210,167	0.24	(e)	1.03	(e)	0.01	(e)

The accompanying notes are an integral part of these financial statements.	65

FINANCIAL GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2015 - FST Shares	$1.00	$—	(c)	$—	(c)
2015 - FST Select Shares	1.00	—	(c)	—	(c)
2015 - FST Preferred Shares	1.00	—	(c)	—	(c)
2015 - FST Capital Shares	1.00	—	(c)	—	(c)
2015 - FST Administration Shares	1.00	—	(c)	—	(c)
2015 - FST Premier Shares	1.00	—	(c)	—	(c)
2015 - FST Service Shares	1.00	—	(c)	—	(c)
2015 - FST Resource Shares	1.00	—	(c)	—	(c)
2015 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2014 - FST Shares	1.00	—	(c)	—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

66	The accompanying notes are an integral part of these financial statements.

FINANCIAL GOVERNMENT FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$29,914,379	0.12	%(e)	0.23	%(e)	0.01	%(e)
1.00	—	(d)	132,247	0.12	(e)	0.26	(e)	0.01	(e)
1.00	—	(d)	247,716	0.12	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	1,129,845	0.12	(e)	0.38	(e)	0.01	(e)
1.00	—	(d)	2,113,391	0.12	(e)	0.48	(e)	0.01	(e)
1.00	—	(d)	1	0.12	(e)	0.58	(e)	0.40	(e)
1.00	—	(d)	430,642	0.12	(e)	0.73	(e)	0.01	(e)
1.00	—	(d)	1	0.12	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.12	(e)	1.03	(e)	0.40	(e)

1.00	0.01		22,069,515	0.12		0.23		—	(f)
1.00	0.01		101,446	0.12		0.26		—	(f)
1.00	0.01		266,881	0.12		0.33		—	(f)
1.00	0.01		1,113,078	0.12		0.38		—	(f)
1.00	0.01		1,939,309	0.12		0.48		—	(f)
1.00	0.01		1	0.12		0.58		—	(f)
1.00	0.01		376,094	0.12		0.73		—	(f)
1.00	0.01		1	0.12		0.88		0.40
1.00	0.01		1	0.12		1.03		0.40
1.00	0.03		21,751,069	0.18		0.23		0.03
1.00	0.01		145,992	0.20		0.26		0.02
1.00	0.01		305,546	0.21		0.33		—	(f)
1.00	0.01		411,426	0.20		0.38		—	(f)
1.00	0.01		1,983,578	0.20		0.48		—	(f)
1.00	0.01		5,416	0.20		0.58		—	(f)
1.00	0.01		260,856	0.20		0.73		—	(f)
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.03		28,326,048	0.18		0.23		0.03
1.00	0.01		628,155	0.20		0.26		0.01
1.00	0.01		546,452	0.20		0.33		0.01
1.00	0.01		493,427	0.20		0.38		0.01
1.00	0.01		2,382,900	0.20		0.48		0.01
1.00	0.01		5,594	0.21		0.58		0.01
1.00	0.01		374,051	0.20		0.73		0.01
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.04		20,959,643	0.18		0.23		0.04
1.00	0.02		474,953	0.20		0.26		0.03
1.00	0.01		652,225	0.22		0.33		—	(f)
1.00	0.01		815,275	0.22		0.38		—	(f)
1.00	0.01		1,956,642	0.22		0.48		—	(f)
1.00	0.01		1	0.22		0.58		0.28
1.00	0.01		478,866	0.21		0.73		—	(f)
1.00	0.01		1	0.22		0.88		0.28
1.00	0.01		1	0.22		1.03		—	(f)
1.00	0.08		26,136,102	0.18		0.23		0.06
1.00	0.05		1,225,360	0.21		0.26		0.03
1.00	0.02		783,466	0.25		0.33		(0.01)
1.00	0.01		859,594	0.25		0.38		(0.01)
1.00	0.01		2,397,534	0.25		0.48		(0.02)
1.00	0.01		1	0.18	(e)	0.58	(e)	0.25	(e)
1.00	0.01		377,138	0.25		0.73		(0.02)
1.00	0.01		1	0.18	(e)	0.73	(e)	0.25	(e)
1.00	0.01		1	0.30	(e)	1.03	(e)	(0.18	)(e)

The accompanying notes are an integral part of these financial statements.	67

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2015 - FST Shares	$1.00	$—	(c)	$—	(c)
2015 - FST Select Shares	1.00	—	(c)	—	(c)
2015 - FST Preferred Shares	1.00	—	(c)	—	(c)
2015 - FST Capital Shares	1.00	—	(c)	—	(c)
2015 - FST Administration Shares	1.00	—	(c)	—	(c)
2015 - FST Premier Shares	1.00	—	(c)	—	(c)
2015 - FST Service Shares	1.00	—	(c)	—	(c)
2015 - FST Resource Shares	1.00	—	(c)	—	(c)
2015 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2014 - FST Shares	1.00	0.001		(0.001)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Shares	1.00	0.001		(0.001)
2013 - FST Select Shares	1.00	0.001		(0.001)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	0.002		(0.002)
2012 - FST Select Shares	1.00	0.001		(0.001)
2012 - FST Preferred Shares	1.00	0.001		(0.001)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

68	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.04%		$31,995,759	0.18	%(e)	0.23	%(e)	0.07	%(e)
1.00	0.02		982,561	0.21	(e)	0.26	(e)	0.04	(e)
1.00	—	(d)	168,051	0.25	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	82,649	0.25	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	299,384	0.24	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	1	0.18	(e)	0.58	(e)	0.40	(e)
1.00	—	(d)	19,201	0.24	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.18	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.18	(e)	1.03	(e)	0.40	(e)

1.00	0.06		26,529,130	0.18		0.23		0.06
1.00	0.03		527,470	0.21		0.26		0.03
1.00	0.01		66,193	0.24		0.33		0.01
1.00	0.01		36,709	0.24		0.38		0.01
1.00	0.01		277,404	0.24		0.48		0.01
1.00	0.01		1	0.24		0.58		0.01
1.00	0.01		20,963	0.24		0.73		0.01
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.11		25,047,026	0.18		0.23		0.11
1.00	0.08		178,080	0.21		0.26		0.08
1.00	0.02		44,177	0.27		0.33		0.02
1.00	0.01		44,542	0.28		0.38		—	(f)
1.00	0.01		338,423	0.29		0.48		—	(f)
1.00	0.01		30,335	0.28		0.58		—	(f)
1.00	0.01		40,544	0.28		0.73		—	(f)
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.17		20,278,527	0.18		0.23		0.17
1.00	0.14		151,931	0.21		0.26		0.14
1.00	0.07		34,142	0.28		0.33		0.07
1.00	0.03		31,393	0.33		0.38		0.02
1.00	0.01		400,478	0.35		0.48		0.01
1.00	0.01		28,554	0.35		0.58		0.01
1.00	0.01		24,931	0.34		0.73		0.01
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.14		19,751,293	0.18		0.23		0.14
1.00	0.11		212,150	0.21		0.26		0.10
1.00	0.04		57,885	0.28		0.33		0.04
1.00	0.02		47,555	0.31		0.38		0.01
1.00	0.01		567,818	0.32		0.48		—	(f)
1.00	0.01		10,572	0.29		0.58		—	(f)
1.00	0.01		148,341	0.31		0.73		—	(f)
1.00	0.01		1	0.28		0.88		0.32
1.00	0.01		1	0.40		1.03		(0.07)
1.00	0.13		15,510,366	0.18		0.23		0.10
1.00	0.10		368,196	0.21		0.26		0.11
1.00	0.04		97,072	0.27		0.33		0.03
1.00	0.02		81,640	0.29		0.38		—	(f)
1.00	0.01		780,326	0.30		0.48		(0.01)
1.00	0.01		1	0.40	(e)	0.58	(e)	0.01	(e)
1.00	0.01		173,360	0.29		0.73		(0.02)
1.00	0.01		1	0.18	(e)	0.73	(e)	0.31	(e)
1.00	0.01		1	0.48	(e)	0.97	(e)	(0.22	)(e)

The accompanying notes are an integral part of these financial statements.	69

FINANCIAL SQUARE PRIME OBLIGATION FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2015 - FST Shares	$1.00	$—	(c)	$—	(c)
2015 - FST Select Shares	1.00	—	(c)	—	(c)
2015 - FST Preferred Shares	1.00	—	(c)	—	(c)
2015 - FST Capital Shares	1.00	—	(c)	—	(c)
2015 - FST Administration Shares	1.00	—	(c)	—	(c)
2015 - FST Premier Shares	1.00	—	(c)	—	(c)
2015 - FST Service Shares	1.00	—	(c)	—	(c)
2015 - FST Resource Shares	1.00	—	(c)	—	(c)
2015 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2015 - FST Class C Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2014 - FST Shares	1.00	—	(c)	—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2014 - FST Class C Shares	1.00	—	(c)	—	(c)
2013 - FST Shares	1.00	0.001		(0.001)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Class C Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	0.001		(0.001)
2012 - FST Select Shares	1.00	0.001		(0.001)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Class C Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Class C Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Class C Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount is less than 0.005% of average net assets.

70	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATION FUND

Net asset value, end of period	Total return(b)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.01%	$9,452,169	0.18	%(d)	0.23	%(d)	0.02	%(d)
1.00	0.01	128,406	0.20	(d)	0.26	(d)	0.01	(d)
1.00	0.01	262,068	0.20	(d)	0.33	(d)	0.01	(d)
1.00	0.01	104,800	0.20	(d)	0.38	(d)	0.01	(d)
1.00	0.01	1,562,352	0.20	(d)	0.48	(d)	0.01	(d)
1.00	0.01	1	0.18	(d)	0.58	(d)	0.40	(d)
1.00	0.01	942,252	0.20	(d)	0.73	(d)	0.01	(d)
1.00	0.01	80,173	0.20	(d)	0.88	(d)	0.01	(d)
1.00	0.01	1	0.18	(d)	1.03	(d)	0.40	(d)
1.00	0.01	20,307	0.20	(d)	1.23	(d)	0.01	(d)

1.00	0.02	10,934,044	0.18		0.23		0.02
1.00	0.01	118,994	0.19		0.26		0.01
1.00	0.01	108,264	0.19		0.33		0.01
1.00	0.01	72,327	0.19		0.38		0.01
1.00	0.01	1,644,425	0.19		0.48		0.01
1.00	0.01	1	0.18		0.58		0.40
1.00	0.01	938,791	0.19		0.73		0.01
1.00	0.01	78,532	0.19		0.88		0.01
1.00	0.01	1	0.18		1.03		0.40
1.00	0.01	20,870	0.19		1.23		0.01
1.00	0.07	13,339,031	0.18		0.23		0.07
1.00	0.05	212,468	0.21		0.26		0.04
1.00	0.01	227,037	0.24		0.33		—	(e)
1.00	0.01	102,509	0.26		0.38		—	(e)
1.00	0.01	2,579,850	0.24		0.48		—	(e)
1.00	0.01	1	0.18		0.58		0.40
1.00	0.01	767,593	0.24		0.73		—	(e)
1.00	0.01	91,805	0.25		0.88		—	(e)
1.00	0.01	1	0.18		1.03		0.40
1.00	0.01	23,106	0.25		1.23		—	(e)
1.00	0.12	14,614,135	0.18		0.23		0.11
1.00	0.09	325,596	0.21		0.26		0.09
1.00	0.02	206,707	0.27		0.33		0.02
1.00	0.01	187,844	0.29		0.38		—	(e)
1.00	0.01	1,888,821	0.29		0.48		—	(e)
1.00	0.01	1	0.18		0.58		0.40
1.00	0.01	764,803	0.29		0.73		—	(e)
1.00	0.01	139,778	0.29		0.88		—	(e)
1.00	0.01	1	0.18		1.03		0.40
1.00	0.01	26,300	0.29		1.23		—	(e)
1.00	0.10	17,670,097	0.18		0.23		0.10
1.00	0.07	151,663	0.21		0.26		0.07
1.00	0.02	406,827	0.26		0.33		0.02
1.00	0.01	179,018	0.28		0.38		0.01
1.00	0.01	2,875,584	0.27		0.48		0.01
1.00	0.01	1	0.23		0.58		0.30
1.00	0.01	762,833	0.27		0.73		0.01
1.00	0.01	147,232	0.27		0.88		0.01
1.00	0.01	1	0.32		1.03		0.03
1.00	0.01	32,646	0.27		1.23		0.01
1.00	0.12	22,977,394	0.18		0.23		0.10
1.00	0.09	106,849	0.21		0.26		0.06
1.00	0.04	350,484	0.26		0.33		0.01
1.00	0.02	325,649	0.28		0.38		(0.01)
1.00	0.01	3,194,694	0.29		0.48		(0.01)
1.00	0.01	1	0.34	(d)	0.58	(d)	0.11	(d)
1.00	0.01	757,826	0.29		0.73		(0.01)
1.00	0.01	7,827	0.36	(d)	1.23	(d)	0.02	(d)
1.00	0.01	29,973	0.36	(d)	1.23	(d)	0.01	(d)
1.00	0.01	1	0.36	(d)	1.03	(d)	(0.37	)(d)

The accompanying notes are an integral part of these financial statements.	71

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2015 - FST Shares	$1.00	$—	(c)	$—	(c)
2015 - FST Administration Shares	1.00	—	(c)	—	(c)
2015 - FST Service Shares	1.00	—	(c)	—	(c)
2015 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2014 - FST Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares	1.00	—	(c)	—	(c)

(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Amount is less than $1,000.
(f)	Annualized.

72	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)		Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$315,494		0.06	%(f)	0.42	%(f)	0.01	%(f)
1.00	—	(d)	—	(e)	0.06	(f)	0.57	(f)	0.01	(f)
1.00	—	(d)	2		0.06	(f)	0.82	(f)	0.23	(f)
1.00	—	(d)	1		0.06	(f)	1.42	(f)	0.39	(f)

1.00	0.01		254,701		0.09		0.43		0.01
1.00	0.01		1,300		0.09		0.58		0.01
1.00	0.01		2		0.09		0.83		0.23
1.00	0.01		1		0.09		1.43		0.39
1.00	0.02		91,299		0.15		0.41		0.01
1.00	0.02		224,999		0.15		0.56		0.01
1.00	0.02		2		0.15		0.81		0.23
1.00	0.02		1		0.15		1.41		0.39
1.00	0.01		91,478		0.15		0.48		0.01
1.00	0.01		151,848		0.15		0.63		0.01
1.00	0.01		2		0.15		0.88		0.23
1.00	0.01		1		0.15		1.48		0.29
1.00	0.01		88,040		0.24		0.50		0.01
1.00	0.01		145,131		0.24		0.65		0.01
1.00	0.01		2		0.24		0.90		0.11
1.00	0.01		1		0.24		1.50		0.09
1.00	0.01		83,316		0.30		0.46		0.01
1.00	0.01		160,396		0.30		0.61		0.01
1.00	0.01		2		0.30		0.86		0.04
1.00	0.01		1		0.30		0.96		(0.08)

The accompanying notes are an integral part of these financial statements.	73

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2015 - FST Shares	$1.00	$—	(c)	$—	(c)
2015 - FST Administration Shares	1.00	—	(c)	—	(c)
2015 - FST Service Shares	1.00	—	(c)	—	(c)
2015 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2014 - FST Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares	1.00	—	(c)	—	(c)

(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than $1,000.
(e)	Annualized.

74	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Net asset value, end of period	Total return(b)	Net assets end of period (in 000s)		Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.01%	$103,443		0.07	%(e)	0.54	%(e)	0.01	%(e)
1.00	0.01	—	(d)	0.07	(e)	0.69	(e)	0.01	(e)
1.00	0.01	1		0.07	(e)	0.94	(e)	0.50	(e)
1.00	0.01	1		0.07	(e)	1.54	(e)	0.39	(e)

1.00	0.01	123,516		0.09		0.45		0.01
1.00	0.01	2,213		0.09		0.60		0.01
1.00	0.01	1		0.09		0.85		0.50
1.00	0.01	1		0.09		1.45		0.39
1.00	0.01	18,880		0.14		0.42		0.01
1.00	0.01	127,838		0.14		0.57		0.01
1.00	0.01	1		0.14		0.82		0.50
1.00	0.01	1		0.14		1.42		0.39
1.00	0.01	21,067		0.16		0.52		0.01
1.00	0.01	180,419		0.16		0.67		0.01
1.00	0.01	1		0.16		0.92		0.50
1.00	0.01	1		0.16		1.52		0.39
1.00	0.03	20,954		0.22		0.55		0.01
1.00	0.03	140,452		0.22		0.70		0.01
1.00	0.03	1		0.22		0.95		0.28
1.00	0.03	1		0.22		1.55		0.08
1.00	0.03	49,859		0.30		0.46		0.01
1.00	0.03	127,395		0.30		0.61		0.01
1.00	0.03	1		0.30		0.86		0.01
1.00	0.03	1		0.30		0.96		(0.03)

The accompanying notes are an integral part of these financial statements.	75

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2015 - FST Shares	$1.00	$—	(c)	$—	(c)
2015 - FST Select Shares	1.00	—	(c)	—	(c)
2015 - FST Preferred Shares	1.00	—	(c)	—	(c)
2015 - FST Capital Shares	1.00	—	(c)	—	(c)
2015 - FST Administration Shares	1.00	—	(c)	—	(c)
2015 - FST Premier Shares	1.00	—	(c)	—	(c)
2015 - FST Service Shares	1.00	—	(c)	—	(c)
2015 - FST Resource Shares	1.00	—	(c)	—	(c)
2015 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2014 - FST Shares	1.00	—	(c)	—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.002		(0.002)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	0.001		(0.001)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.

76	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$5,774,276	0.07	%(e)	0.23	%(e)	0.01	%(e)
1.00	—	(d)	257,043	0.07	(e)	0.26	(e)	0.01	(e)
1.00	—	(d)	9,321	0.07	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	5,653	0.07	(e)	0.38	(e)	0.01	(e)
1.00	—	(d)	87,616	0.07	(e)	0.48	(e)	0.01	(e)
1.00	—	(d)	1	0.07	(e)	0.58	(e)	0.01	(e)
1.00	—	(d)	56,004	0.07	(e)	0.73	(e)	0.01	(e)
1.00	—	(d)	11,556	0.07	(e)	0.88	(e)	0.01	(e)
1.00	—	(d)	1	0.07	(e)	1.03	(e)	0.40	(e)

1.00	0.01		5,225,304	0.10		0.23		0.01
1.00	0.01		267,104	0.10		0.26		0.01
1.00	0.01		15,635	0.10		0.33		0.01
1.00	0.01		5,728	0.10		0.38		0.01
1.00	0.01		155,732	0.10		0.48		0.01
1.00	0.01		1,858	0.10		0.58		0.01
1.00	0.01		66,226	0.10		0.73		0.01
1.00	0.01		12,979	0.10		0.88		0.01
1.00	0.01		1	0.10		1.03		0.40
1.00	0.02		4,762,419	0.15		0.23		0.02
1.00	0.02		197,985	0.16		0.26		0.01
1.00	0.01		19,349	0.16		0.33		0.01
1.00	0.01		3,511	0.16		0.38		0.01
1.00	0.01		134,037	0.16		0.48		0.01
1.00	0.01		572,262	0.16		0.58		0.01
1.00	0.01		16,214	0.16		0.73		0.01
1.00	0.01		26,818	0.16		0.88		0.01
1.00	0.01		1	0.15		1.03		0.40
1.00	0.02		5,462,807	0.17		0.23		0.02
1.00	0.02		102,994	0.18		0.26		0.01
1.00	0.01		22,477	0.18		0.33		0.01
1.00	0.01		11,793	0.18		0.38		0.01
1.00	0.01		217,010	0.18		0.48		0.01
1.00	0.01		565,678	0.18		0.58		0.01
1.00	0.01		29,450	0.18		0.73		0.01
1.00	0.01		27,615	0.18		0.88		0.01
1.00	0.01		1	0.17		1.03		0.40
1.00	0.10		6,489,440	0.18		0.23		0.09
1.00	0.07		44,349	0.21		0.26		0.07
1.00	0.03		24,222	0.25		0.33		0.02
1.00	0.02		4,945	0.26		0.38		0.01
1.00	0.02		379,465	0.26		0.48		0.01
1.00	0.02		564,168	0.26		0.58		0.01
1.00	0.02		30,063	0.27		0.73		0.01
1.00	0.02		22,464	0.25		0.88		0.01
1.00	0.02		1	0.31		1.03		0.11
1.00	0.15		8,900,260	0.18		0.23		0.14
1.00	0.12		51,856	0.21		0.26		0.11
1.00	0.06		42,240	0.28		0.33		0.04
1.00	0.03		10,406	0.30		0.37		0.02
1.00	0.02		315,835	0.33		0.48		0.01
1.00	0.01		544,328	0.30	(e)	0.57	(e)	0.01	(e)
1.00	0.02		44,690	0.31		0.73		0.01
1.00	0.01		14,282	0.32	(e)	0.73	(e)	0.01	(e)
1.00	0.01		1	0.40	(e)	1.02	(e)	0.04	(e)

The accompanying notes are an integral part of these financial statements.	77

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2015 - FST Shares	$1.00	$—	(c)	$—	(c)
2015 - FST Select Shares	1.00	—	(c)	—	(c)
2015 - FST Preferred Shares	1.00	—	(c)	—	(c)
2015 - FST Capital Shares	1.00	—	(c)	—	(c)
2015 - FST Administration Shares	1.00	—	(c)	—	(c)
2015 - FST Premier Shares	1.00	—	(c)	—	(c)
2015 - FST Service Shares	1.00	—	(c)	—	(c)
2015 - FST Resource Shares	1.00	—	(c)	—	(c)
2015 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2014 - FST Shares	1.00	—	(c)	—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

78	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$31,038,195	0.05	%(e)	0.23	%(e)	—	%(e)(f)
1.00	—	(d)	46,363	0.05	(e)	0.26	(e)	—	(e)(f)
1.00	—	(d)	47,404	0.05	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	230,048	0.05	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	1,326,857	0.05	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	94	0.05	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	109,084	0.05	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.05	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.05	(e)	1.03	(e)	0.40	(e)

1.00	—	(d)	31,170,061	0.07		0.23		—	(f)
1.00	—	(d)	192,930	0.07		0.26		—	(f)
1.00	—	(d)	43,335	0.07		0.33		—	(f)
1.00	—	(d)	163,450	0.07		0.38		—	(f)
1.00	—	(d)	1,231,641	0.07		0.48		—	(f)
1.00	—	(d)	2,720	0.07		0.58		—	(f)
1.00	—	(d)	140,016	0.07		0.73		—	(f)
1.00	—	(d)	1	0.07		0.88		0.40
1.00	—	(d)	1	0.07		1.03		0.40
1.00	—	(d)	25,382,266	0.10		0.23		—	(f)
1.00	—	(d)	224,452	0.10		0.26		—	(f)
1.00	—	(d)	110,400	0.10		0.33		—	(f)
1.00	—	(d)	165,250	0.10		0.38		—	(f)
1.00	—	(d)	1,352,128	0.10		0.48		—	(f)
1.00	—	(d)	360,992	0.10		0.58		—	(f)
1.00	—	(d)	185,658	0.10		0.73		—	(f)
1.00	—	(d)	1	0.10		0.88		—	(f)
1.00	—	(d)	1	0.10		1.03		—	(f)
1.00	—	(d)	23,364,396	0.07		0.23		—	(f)
1.00	—	(d)	110,090	0.07		0.26		—	(f)
1.00	—	(d)	156,016	0.07		0.33		—	(f)
1.00	—	(d)	157,629	0.07		0.38		—	(f)
1.00	—	(d)	1,319,295	0.07		0.48		—	(f)
1.00	—	(d)	401,333	0.07		0.58		—	(f)
1.00	—	(d)	298,413	0.07		0.73		—	(f)
1.00	—	(d)	1	0.07		0.88		0.40
1.00	—	(d)	1	0.07		1.03		0.40
1.00	0.01		20,395,424	0.11		0.23		—	(f)
1.00	0.01		139,086	0.11		0.26		—	(f)
1.00	0.01		193,741	0.11		0.33		—	(f)
1.00	0.01		170,654	0.11		0.38		—	(f)
1.00	0.01		1,279,893	0.11		0.48		—	(f)
1.00	0.01		429,876	0.11		0.58		—	(f)
1.00	0.01		298,809	0.11		0.73		—	(f)
1.00	0.01		1	0.11		0.88		0.19
1.00	0.01		1	0.11		1.03		0.23
1.00	0.01		16,123,700	0.14		0.23		(0.01)
1.00	0.01		184,151	0.14		0.26		(0.02)
1.00	0.01		309,220	0.14		0.33		(0.02)
1.00	0.01		110,983	0.14		0.38		(0.01)
1.00	0.01		1,427,256	0.14		0.48		(0.02)
1.00	0.01		370,801	0.14	(e)	0.58	(e)	—	(e)(f)
1.00	0.01		297,319	0.14		0.73		(0.01)
1.00	0.01		1	0.14	(e)	0.58	(e)	—	(e)(f)
1.00	0.01		1	0.14	(e)	0.73	(e)	0.09	(e)

The accompanying notes are an integral part of these financial statements.	79

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2015 - FST Shares	$1.00	$—	(c)	$—	(c)
2015 - FST Select Shares	1.00	—	(c)	—	(c)
2015 - FST Preferred Shares	1.00	—	(c)	—	(c)
2015 - FST Capital Shares	1.00	—	(c)	—	(c)
2015 - FST Administration Shares	1.00	—	(c)	—	(c)
2015 - FST Premier Shares	1.00	—	(c)	—	(c)
2015 - FST Service Shares	1.00	—	(c)	—	(c)
2015 - FST Resource Shares	1.00	—	(c)	—	(c)
2015 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2014 - FST Shares	1.00	—	(c)	—	(c)
2014 - FST Select Shares	1.00	—	(c)	—	(c)
2014 - FST Preferred Shares	1.00	—	(c)	—	(c)
2014 - FST Capital Shares	1.00	—	(c)	—	(c)
2014 - FST Administration Shares	1.00	—	(c)	—	(c)
2014 - FST Premier Shares	1.00	—	(c)	—	(c)
2014 - FST Service Shares	1.00	—	(c)	—	(c)
2014 - FST Resource Shares	1.00	—	(c)	—	(c)
2014 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Shares	1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

80	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$13,650,758	0.08	%(e)	0.23	%(e)	0.01	%(e)
1.00	—	(d)	162,518	0.08	(e)	0.26	(e)	—	(e)(f)
1.00	—	(d)	192,514	0.08	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	254,416	0.08	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	1,483,300	0.08	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	1	0.08	(e)	0.58	(e)	(0.02	)(e)
1.00	—	(d)	804,399	0.08	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.08	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.08	(e)	1.03	(e)	0.40	(e)

1.00	0.01		12,822,354	0.08		0.23		0.01
1.00	0.01		279,848	0.08		0.26		—	(f)
1.00	0.01		205,386	0.08		0.33		—	(f)
1.00	0.01		356,753	0.08		0.38		—	(f)
1.00	0.01		2,144,601	0.08		0.48		—	(f)
1.00	0.01		948	0.08		0.58		(0.01)
1.00	0.01		915,527	0.08		0.73		—	(f)
1.00	0.01		1	0.08		0.88		0.40
1.00	0.01		1	0.08		1.03		0.40
1.00	0.01		6,998,695	0.14		0.23		0.01
1.00	0.01		189,482	0.14		0.26		0.01
1.00	0.01		146,636	0.14		0.33		0.01
1.00	0.01		317,742	0.14		0.38		0.01
1.00	0.01		1,577,830	0.14		0.48		0.01
1.00	0.01		97,655	0.14		0.58		—	(f)
1.00	0.01		1,061,790	0.14		0.73		0.01
1.00	0.01		1	0.14		0.88		0.40
1.00	0.01		1	0.14		1.03		0.40
1.00	0.01		8,084,641	0.12		0.23		0.01
1.00	0.01		152,228	0.12		0.26		—	(f)
1.00	0.01		95,065	0.12		0.33		—	(f)
1.00	0.01		216,015	0.12		0.38		0.01
1.00	0.01		1,525,805	0.12		0.48		0.01
1.00	0.01		124,439	0.12		0.58		0.01
1.00	0.01		1,025,286	0.12		0.73		—	(f)
1.00	0.01		1	0.12		0.88		0.40
1.00	0.01		1	0.12		1.03		0.40
1.00	0.01		7,991,142	0.15		0.23		0.01
1.00	0.01		197,349	0.15		0.26		0.01
1.00	0.01		141,554	0.15		0.33		0.01
1.00	0.01		142,775	0.15		0.38		0.01
1.00	0.01		1,676,083	0.15		0.48		0.01
1.00	0.01		121,171	0.15		0.58		0.01
1.00	0.01		1,318,792	0.15		0.73		0.01
1.00	0.01		1	0.15		0.88		0.23
1.00	0.01		1	0.15		1.03		0.10
1.00	0.04		8,654,414	0.19		0.22		—	(f)
1.00	0.02		199,595	0.21		0.25		(0.03)
1.00	0.01		206,610	0.21		0.32		(0.03)
1.00	0.01		223,476	0.21		0.37		(0.02)
1.00	0.01		1,875,928	0.21		0.47		(0.02)
1.00	0.01		125,136	0.21	(e)	0.57	(e)	0.13	(e)
1.00	0.01		1,232,186	0.21		0.72		(0.02)
1.00	0.01		1	0.19	(e)	0.72	(e)	0.10	(e)
1.00	0.01		1	0.20	(e)	1.02	(e)	(0.04	)(e)

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

February 28, 2015 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Federal, Government, Money Market, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Resource and FST Cash Management	Diversified
Prime Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Class C, FST Resource and FST Cash Management	Diversified
Tax-Exempt California and Tax-Exempt New York	FST, FST Administration, FST Service and FST Cash Management	Non-Diversified

FST Class C Shares are generally not available for purchase. FST Class C Shares are subject to a contingent deferred sales charge (“CDSC”) of 1% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

At the close of business on November 14, 2014, FST Class B Shares of the Goldman Sachs Prime Obligations Fund were converted to FST Service Shares of the Fund.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Trustees, GSAM evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually.

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Amortized Cost Rule 2a-7 Procedures (“Procedures”) that govern the valuation of the portfolio investments held by the Funds. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Procedures.

As of February 28, 2015, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and Shareholder Administration Plans (the “Plans”) to allow FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Resource and FST Cash Management Shares (“CMS”) to compensate service organizations for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and Service Plans — The Trust, on behalf of the Prime Obligations Fund’s FST Class C Shares, has adopted a Distribution and Service Plan. Under the Distribution and Service Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly from the Prime Obligations Fund’s FST Class C Shares for distribution services and personal and account maintenance services. These fees are equal to an annual percentage rate of the average daily net assets attributable to FST Class C Shares, which may then be paid by Goldman Sachs to authorized dealers.

The Trust, on behalf of the FST Resource Shares and FST CMS of each applicable Fund, has adopted Distribution Plans. Under the Distribution Plans, Goldman Sachs is entitled to a monthly fee from the applicable Fund’s FST Resource Shares and FST CMS for distribution services equal to an annual percentage rate of the average daily net assets attributable to FST Resource Shares and FST CMS, which may then be paid by Goldman Sachs to authorized dealers.

D.  Distribution Agreement — Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Distributor receives no additional compensation other than retained amounts related to the Distribution and Service Plans and the portion of the Prime Obligations Fund’s FST Class C Shares’ CDSCs that it retains. During the six months ended February 28, 2015, Goldman Sachs has advised that it retained $1,034 in CDSCs from FST Class C Shares.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expense” of the Funds (except for the Tax-Exempt California and Tax-Exempt New York Funds) (excluding transfer agent fees and expenses, FST Class C distribution and service fees, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Premier fees, FST Service fees, FST Resource fees, FST CMS fees, taxes, interest, brokerage fees, shareholder meetings, litigation, indemnification and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 29, 2015, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2015 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM has agreed to reduce or limit the “Total Annual Fund Operating Expenses” of the Tax-Exempt California and Tax-Exempt New York Funds (excluding service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meetings, litigation, indemnification and extraordinary expenses) such that the “Total Annual Fund Operating Expenses” will not exceed 0.434% of each Fund’s average daily net assets. Such expense reimbursements, if any, are accrued daily and paid monthly. These expense limitations will remain in place through at least December 29, 2015, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

The Funds bear their respective share of costs related to proxy and shareholder meetings, and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds (except Tax-Exempt California and Tax-Exempt New York Funds) are as follows:

	All Funds Except Tax-Exempt California and Tax-Exempt New York Funds
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares		FST Resource Shares		FST CMS		FST Class C Shares(a)
Management Fee	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%		0.205%		0.205%		0.205%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.15	0.25	0.35	0.25		0.50		0.50		N/A
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.25	(b)	0.15	(c)	0.30	(c)	1.00	(d)
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01		0.01		0.01		0.01

N/A — Fees not applicable to respective share class

(a)	Prime Obligations Fund only.
(b)	Service (12b-1) fee only.
(c)	Distribution (12b-1) fee only.
(d)	Consists of fees paid for distribution services and personal and account maintenance services equal to 0.75% and 0.25%, respectively.

The contractual annualized rates for the Tax-Exempt California and Tax-Exempt New York Funds are as follows:

	FST Shares	FST Administration Shares	FST Service Shares	FST CMS
Management Fee	0.35%	0.35%	0.35%	0.35%
Administration, Service and/or Shareholder Administration Fees	N/A	0.15	0.15	0.50
Distribution or Service (12b-1) Fees	N/A	N/A	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01

N/A — Fees not applicable to respective share class

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

During the six months ended February 28, 2015, GSAM and Goldman Sachs (as applicable) voluntarily agreed to waive all or a portion of the management fees, respective class-specific fees (consisting of Distribution and/or Service, Administration, Service and/or Shareholder Administration Plan fees) and transfer agency fees attributable to the Funds. These waivers may be modified or terminated at any time at the option of GSAM or Goldman Sachs (as applicable), with the exception of (i) GSAM’s agreement not to impose a portion of the management fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets, and (ii) Goldman Sachs’ agreement to limit the amount of annual distribution fees payable by Tax-Exempt California and Tax-Exempt New York Funds to 0.07% of each Fund’s average daily net assets attributable to FST CMS. The following tables outline such fees (net of any waivers) and Other Expenses (net of reimbursements and custodian fee credit reductions) in order to determine each Fund’s ratio of net expenses for the six months ended February 28, 2015. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2015
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS	FST Class C Shares

Prime Obligations
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.02	0.02	0.02	0.02	0.00	0.01	0.00	0.00	N/A
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.01	0.02	0.00	0.02
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.18	0.20	0.20	0.20	0.20	0.18	0.20	0.20	0.18	0.20

N/A — Fees not applicable to respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2015
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS

Federal
Management Fee(a)	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.09

N/A — Fees not applicable to respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2015 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2015
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS

Government
Management Fee(a)	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.12	0.12	0.12	0.12	0.12	0.12	0.12	0.12	0.12

Money Market
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.03	0.07	0.07	0.06	0.00	0.03	0.00	0.00
Distribution or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.03	0.00	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.18	0.21	0.25	0.25	0.24	0.18	0.24	0.18	0.18

Tax-Exempt California
Management Fee(a)	0.01%	N/A	N/A	N/A	0.01%	N/A	0.01%	N/A	0.01%
Administration Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.00	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	0.05	N/A	N/A	N/A	0.05	N/A	0.05	N/A	0.05
Net Expenses	0.06	N/A	N/A	N/A	0.06	N/A	0.06	N/A	0.06

Tax-Exempt New York
Management Fee(a)	0.00%	N/A	N/A	N/A	0.00%	N/A	0.00%	N/A	0.00%
Administration Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.00	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	0.07	N/A	N/A	N/A	0.07	N/A	0.07	N/A	0.07
Net Expenses	0.07	N/A	N/A	N/A	0.07	N/A	0.07	N/A	0.07

N/A — Fees not applicable to respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2015
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS

Tax-Free Money Market
Management Fee(a)	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.07

Treasury Instruments
Management Fee(a)	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.05	0.05	0.05	0.05	0.05	0.05	0.05	0.05	0.05

Treasury Obligations
Management Fee(a)	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.08	0.08	0.08	0.08	0.08	0.08	0.08	0.08	0.08

N/A — Fees not applicable to respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2015 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2015, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Transfer Agent Fee Waivers	Distribution, Administration, Service and/or Shareholder, Administration Plans Fee Waivers	Custody Fee Reduction	Other Expense Reimbursements	Total Expense Reductions
Federal	$6,814	$557	$1,845	$—	$—	$9,216
Government	14,101	1,556	4,762	—	—	20,419
Money Market	7,117	—	355	—	—	7,472
Prime Obligations	3,080	21	4,802	—	—	7,903
Tax-Exempt California	469	13	1	—	11	494
Tax-Exempt New York	210	6	1	66	—	283
Tax-Free Money Market	4,131	288	415	—	—	4,834
Treasury Instruments	29,071	1,753	2,133	—	—	32,957
Treasury Obligations	12,333	881	4,317	—	—	17,531

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended February 28, 2015, the purchase and sale transactions for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

	Federal Fund	Money Market Fund	Prime Obligations Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund
Purchases	$1,001,244,744	$—	$520,626,561	$64,505,442	$34,287,219	$730,148,334	$267,430,301	$—
Sales	—	40,500,352	623,968,706	31,103,436	86,264,819	568,230,378	1,001,244,744	267,430,301

I.  Line of Credit Facility — As of February 28, 2015, the Funds participated in a $1,080,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Funds and Other Borrowers could increase the credit amount by an additional $120,000,000, for a total of up to $1,200,000,000. This facility is to be used solely for temporary or emergency purposes, which may include the funding of redemptions. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2015, the Funds did not have any borrowings under the facility.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2014, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Federal	Government	Money Market	Prime Obligations	Tax-Exempt California	Tax-Exempt New York	Tax-Free Money Market	Treasury Instruments	Treasury Obligations
Timing differences (Qualified Late Year Loss Deferral and Dividend Payable)	$(15,344)	$(69,706)	$(548,818)	$(73,503)	$—	$—	$(8,377)	$(10,360)	$(46,600)
Capital loss carryforwards (Perpetual Short-Term)	$—	$—	$—	$—	$(49,140)	$—	$(1,085,909)	$—	$—

The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2015 (Unaudited)

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Federal Fund

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

FST Shares
Shares sold	10,178,183,465	26,938,907,037
Reinvestment of distributions	231,972	419,866
Shares redeemed	(8,353,189,882)	(25,998,026,372)
	1,825,225,555	941,300,531
FST Select Shares
Shares sold	39,605,048	83,211,601
Reinvestment of distributions	1,181	3,809
Shares redeemed	(43,115,470)	(172,402,827)
	(3,509,241)	(89,187,417)
FST Preferred Shares
Shares sold	92,850,575	206,256,762
Reinvestment of distributions	1,222	2,841
Shares redeemed	(97,715,934)	(206,862,529)
	(4,864,137)	(602,926)
FST Capital Shares
Shares sold	92,704,789	243,363,002
Reinvestment of distributions	12	193
Shares redeemed	(87,789,411)	(249,691,927)
	4,915,390	(6,328,732)
FST Administration Shares
Shares sold	355,462,807	719,959,210
Reinvestment of distributions	5,520	10,121
Shares redeemed	(372,493,929)	(735,432,532)
	(17,025,602)	(15,463,201)
FST Premier Shares
Shares sold	—	773,649,546
Reinvestment of distributions	472	60,131
Shares redeemed	(17,833,367)	(1,893,415,173)
	(17,832,895)	(1,119,705,496)
FST Service Shares
Shares sold	1,295,055,274	2,370,847,820
Reinvestment of distributions	5,495	11,727
Shares redeemed	(1,333,429,746)	(2,443,702,143)
	(38,368,977)	(72,842,596)
FST Resource Shares
Shares sold	—	2
Reinvestment of distributions	—	—
Shares redeemed	—	(2)
	—	—
FST Cash Management Shares
Shares sold	93,799,193	199,240,015
Reinvestment of distributions	—	—
Shares redeemed	(150,986,464)	(156,664,851)
	(57,187,271)	42,575,164
NET INCREASE (DECREASE) IN SHARES	1,691,352,822	(320,254,673)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2015 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Government Fund

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

FST Shares
Shares sold	96,562,992,432	156,658,032,027
Reinvestment of distributions	464,514	743,903
Shares redeemed	(88,718,525,169)	(156,340,240,050)
	7,844,931,777	318,535,880
FST Select Shares
Shares sold	1,482,820,281	360,303,604
Reinvestment of distributions	4,991	6,354
Shares redeemed	(1,452,024,071)	(404,855,139)
	30,801,201	(44,545,181)
FST Preferred Shares
Shares sold	508,230,259	1,031,650,452
Reinvestment of distributions	4,142	9,854
Shares redeemed	(527,398,976)	(1,070,324,392)
	(19,164,575)	(38,664,086)
FST Capital Shares
Shares sold	1,582,193,988	4,463,243,987
Reinvestment of distributions	30,044	22,930
Shares redeemed	(1,565,454,419)	(3,761,614,575)
	16,769,613	701,652,342
FST Administration Shares
Shares sold	4,640,388,055	8,593,608,728
Reinvestment of distributions	3,775	9,712
Shares redeemed	(4,466,304,182)	(8,637,878,572)
	174,087,648	(44,260,132)
FST Premier Shares
Shares sold	—	10,032,072
Reinvestment of distributions	—	341
Shares redeemed	—	(15,447,078)
	—	(5,414,665)
FST Service Shares
Shares sold	1,039,780,084	2,152,872,829
Reinvestment of distributions	2,410	4,378
Shares redeemed	(985,232,594)	(2,037,638,719)
	54,549,900	115,238,488
FST Resource Shares
Shares sold	—	1
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	1
FST Cash Management Shares
Shares sold	10	1
Reinvestment of distributions	—	—
Shares redeemed	(10)	(1)
	—	—
NET INCREASE IN SHARES	8,101,975,564	1,002,542,647

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Money Market Fund

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

FST Shares
Shares sold	198,352,316,809	395,121,436,935
Reinvestment of distributions	5,038,667	8,081,552
Shares redeemed	(192,890,794,642)	(393,647,389,401)
	5,466,560,834	1,482,129,086
FST Select Shares
Shares sold	2,675,811,021	2,890,786,282
Reinvestment of distributions	122,426	49,573
Shares redeemed	(2,220,844,640)	(2,541,445,195)
	455,088,807	349,390,660
FST Preferred Shares
Shares sold	514,874,841	538,112,495
Reinvestment of distributions	1,032	4,555
Shares redeemed	(413,017,630)	(516,101,578)
	101,858,243	22,015,472
FST Capital Shares
Shares sold	66,683,911	81,904,081
Reinvestment of distributions	1,424	2,428
Shares redeemed	(20,744,867)	(89,739,926)
	45,940,468	(7,833,417)
FST Administration Shares
Shares sold	582,278,164	1,028,418,910
Reinvestment of distributions	7,110	15,457
Shares redeemed	(560,306,214)	(1,089,452,747)
	21,979,060	(61,018,380)
FST Premier Shares
Shares sold	—	59,978,099
Reinvestment of distributions	—	2,136
Shares redeemed	—	(90,314,269)
	—	(30,334,034)
FST Service Shares
Shares sold	69,871,113	194,414,511
Reinvestment of distributions	548	1,247
Shares redeemed	(71,634,088)	(213,996,460)
	(1,762,427)	(19,580,702)
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	10	1
Reinvestment of distributions	—	—
Shares redeemed	(10)	(1)
	—	—
NET INCREASE IN SHARES	6,089,664,985	1,734,768,685

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2015 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

FST Shares
Shares sold	37,337,429,103	90,012,682,549
Reinvestment of distributions	502,680	919,537
Shares redeemed	(38,819,883,720)	(92,418,541,149)
	(1,481,951,937)	(2,404,939,063)
FST Select Shares
Shares sold	256,022,784	658,501,926
Reinvestment of distributions	3,212	12,046
Shares redeemed	(246,614,078)	(751,988,808)
	9,411,918	(93,474,836)
FST Preferred Shares
Shares sold	2,185,570,006	3,313,293,267
Reinvestment of distributions	12,970	7,953
Shares redeemed	(2,031,777,701)	(3,432,074,804)
	153,805,275	(118,773,584)
FST Capital Shares
Shares sold	195,593,818	590,071,559
Reinvestment of distributions	1,762	4,300
Shares redeemed	(163,122,651)	(620,257,709)
	32,472,929	(30,181,850)
FST Administration Shares
Shares sold	5,577,329,933	9,186,339,080
Reinvestment of distributions	10,431	22,303
Shares redeemed	(5,659,422,776)	(10,121,785,671)
	(82,082,412)	(935,424,288)
FST Premier Shares
Shares sold	—	8
Reinvestment of distributions	—	—
Shares redeemed	—	(4)
	—	4
FST Service Shares
Shares sold	5,420,086,714	9,646,938,638
Shares converted from Class B Shares(a)	2,125,755	250,389
Reinvestment of distributions	32,639	63,746
Shares redeemed	(5,418,789,545)	(9,476,045,834)
	3,455,563	171,206,939
FST Class B Shares(a)
Shares sold	140,281	986,302
Shares converted to Service Shares	(2,125,755)	(250,389)
Reinvestment of distributions	27	265
Shares redeemed	(1,213,401)	(1,698,837)
	(3,198,848)	(962,659)
FST Class C Shares
Shares sold	5,624,085	8,257,310
Reinvestment of distributions	998	2,040
Shares redeemed	(6,188,444)	(10,494,655)
	(563,361)	(2,235,305)
FST Resource Shares
Shares sold	68,128,487	127,042,191
Reinvestment of distributions	4,018	8,742
Shares redeemed	(66,491,809)	(140,323,875)
	1,640,696	(13,272,942)
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET DECREASE IN SHARES	(1,367,010,177)	(3,428,057,584)

(a)	FST Class B Shares were converted to FST Service Shares at the close of business on November 14, 2014.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Exempt California Fund

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

FST Shares
Shares sold	402,036,654	393,562,937
Reinvestment of distributions	8,198	12,302
Shares redeemed	(341,269,411)	(230,151,554)
	60,775,441	163,423,685
FST Administration Shares
Shares sold	755,851	544,834,816
Reinvestment of distributions	34	20,450
Shares redeemed	(2,055,711)	(768,510,525)
	(1,299,826)	(223,655,259)
FST Service Shares
Shares sold	60	250
Reinvestment of distributions	—	—
Shares redeemed	(60)	(250)
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	59,475,615	(60,231,574)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2015 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Exempt New York Fund

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

FST Shares
Shares sold	179,651,455	185,491,190
Reinvestment of distributions	10,303	2,839
Shares redeemed	(199,733,918)	(80,864,339)
	(20,072,160)	104,629,690
FST Administration Shares
Shares sold	—	434,034,670
Reinvestment of distributions	119	13,236
Shares redeemed	(2,213,289)	(559,664,405)
	(2,213,170)	(125,616,499)
FST Service Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET DECREASE IN SHARES	(22,285,330)	(20,986,809)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Free Money Market Fund

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

FST Shares
Shares sold	7,655,635,253	13,831,992,976
Reinvestment of distributions	110,054	442,703
Shares redeemed	(7,107,296,778)	(13,368,263,921)
	548,448,529	464,171,758
FST Select Shares
Shares sold	150,040,101	370,536,415
Reinvestment of distributions	7,929	37,939
Shares redeemed	(160,138,220)	(301,392,770)
	(10,090,190)	69,181,584
FST Preferred Shares
Shares sold	26,595,347	19,796,980
Reinvestment of distributions	269	1,399
Shares redeemed	(32,911,388)	(23,508,818)
	(6,315,772)	(3,710,439)
FST Capital Shares
Shares sold	7,970,270	23,054,743
Reinvestment of distributions	29	132
Shares redeemed	(8,046,505)	(20,836,175)
	(76,206)	2,218,700
FST Administration Shares
Shares sold	220,883,503	650,813,639
Reinvestment of distributions	1,048	3,237
Shares redeemed	(289,021,942)	(629,084,081)
	(68,137,391)	21,732,795
FST Premier Shares
Shares sold	—	1,817,279,797
Reinvestment of distributions	37	70,099
Shares redeemed	(1,857,270)	(2,387,712,079)
	(1,857,233)	(570,362,183)
FST Service Shares
Shares sold	73,244,823	194,151,725
Reinvestment of distributions	396	1,341
Shares redeemed	(83,475,552)	(144,127,850)
	(10,230,333)	50,025,216
FST Resource Shares
Shares sold	10,898,533	28,760,097
Reinvestment of distributions	382	3,470
Shares redeemed	(12,323,340)	(42,597,906)
	(1,424,425)	(13,834,339)
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE IN SHARES	450,316,979	19,423,092

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2015 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Instruments Fund

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

FST Shares
Shares sold	48,546,248,795	102,653,635,935
Reinvestment of distributions	125,095	224,794
Shares redeemed	(48,678,342,228)	(96,866,051,069)
	(131,968,338)	5,787,809,660
FST Select Shares
Shares sold	260,935,873	2,009,118,576
Reinvestment of distributions	951	3,067
Shares redeemed	(407,503,707)	(2,040,643,702)
	(146,566,883)	(31,522,059)
FST Preferred Shares
Shares sold	123,064,968	472,491,619
Reinvestment of distributions	148	416
Shares redeemed	(118,996,430)	(539,556,724)
	4,068,686	(67,064,689)
FST Capital Shares
Shares sold	544,106,848	820,889,328
Reinvestment of distributions	987	1,545
Shares redeemed	(477,510,344)	(822,690,784)
	66,597,491	(1,799,911)
FST Administration Shares
Shares sold	1,976,643,548	3,631,343,478
Reinvestment of distributions	3,254	6,360
Shares redeemed	(1,881,435,659)	(3,751,835,703)
	95,211,143	(120,485,865)
FST Premier Shares
Shares sold	611,940	548,207,732
Reinvestment of distributions	13	2,888
Shares redeemed	(3,238,232)	(906,481,532)
	(2,626,279)	(358,270,912)
FST Service Shares
Shares sold	322,155,643	698,987,065
Reinvestment of distributions	302	820
Shares redeemed	(353,088,176)	(744,629,806)
	(30,932,231)	(45,641,921)
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	(146,216,411)	5,163,024,303

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Obligations Fund

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Fiscal Year Ended August 31, 2014

FST Shares
Shares sold	38,639,379,361	70,855,295,077
Reinvestment of distributions	243,459	296,282
Shares redeemed	(37,811,262,811)	(65,031,977,470)
	828,360,009	5,823,613,889
FST Select Shares
Shares sold	235,325,808	542,669,116
Reinvestment of distributions	5,998	12,510
Shares redeemed	(352,662,288)	(452,316,559)
	(117,330,482)	90,365,067
FST Preferred Shares
Shares sold	644,531,448	1,858,824,195
Reinvestment of distributions	3,932	6,256
Shares redeemed	(657,407,541)	(1,800,081,699)
	(12,872,161)	58,748,752
FST Capital Shares
Shares sold	397,227,508	633,685,770
Reinvestment of distributions	7,901	13,504
Shares redeemed	(499,571,929)	(594,689,994)
	(102,336,520)	39,009,280
FST Administration Shares
Shares sold	3,367,910,618	7,844,355,823
Reinvestment of distributions	13,964	25,689
Shares redeemed	(4,029,228,345)	(7,277,617,438)
	(661,303,763)	566,764,074
FST Premier Shares
Shares sold	—	67,546,332
Reinvestment of distributions	12	4,578
Shares redeemed	(947,116)	(164,258,057)
	(947,104)	(96,707,147)
FST Service Shares
Shares sold	1,882,006,674	3,781,840,376
Reinvestment of distributions	8,191	16,326
Shares redeemed	(1,993,144,909)	(3,928,122,177)
	(111,130,044)	(146,265,475)
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	(177,560,065)	6,335,528,440

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2015 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class C, FST Resource or FST Cash Management Shares of a Fund you incur two types of cost: (1) transaction costs, including contingent deferred sales charges (with respect to FST Class C Shares); and (2) ongoing costs, including management fees and distribution, service and/or shareholder administration fees (with respect to all share classes except FST Shares) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class C, FST Resource or FST Cash Management Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2014 through February 28, 2015.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*
FST Shares
Actual	$1,000.00	$1,000.03		$0.45	$1,000.00	$1,000.03		$0.60	$1,000.00	$1,000.36		$0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.20	+	0.60	1,000.00	1,023.90	+	0.90
FST Select Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.60	1,000.00	1,000.21		1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.20	+	0.60	1,000.00	1,023.75	+	1.05
FST Preferred Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.60	1,000.00	1,000.03		1.24
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.20	+	0.60	1,000.00	1,023.55	+	1.25
FST Capital Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.60	1,000.00	1,000.03		1.24
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.20	+	0.60	1,000.00	1,023.55	+	1.25
FST Administration Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.60	1,000.00	1,000.03		1.19
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.20	+	0.60	1,000.00	1,023.60	+	1.20
FST Premier Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.60	1,000.00	1,000.03		0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.20	+	0.60	1,000.00	1,023.90	+	0.90
FST Service Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.60	1,000.00	1,000.03		1.19
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.20	+	0.60	1,000.00	1,023.60	+	1.20
FST Resource Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.60	1,000.00	1,000.03		0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.20	+	0.60	1,000.00	1,023.90	+	0.90
FST Cash Management Shares
Actual	1,000.00	1,000.03		0.45	1,000.00	1,000.03		0.60	1,000.00	1,000.03		0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.35	+	0.45	1,000.00	1,024.20	+	0.60	1,000.00	1,023.90	+	0.90

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2015 (Unaudited) (continued)

	Prime Obligations				Tax-Exempt California				Tax-Exempt New York
Share Class	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*
FST Shares
Actual	$1,000.00	$1,000.13		$0.89	$1,000.00	$1,000.03		$0.30	$1,000.00	$1,000.08		$0.35
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.50	+	0.30	1,000.00	1,024.45	+	0.35
FST Select Shares
Actual	1,000.00	1,000.05		0.99	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00	N/A	N/A		N/A	N/A	N/A		N/A
FST Preferred Shares
Actual	1,000.00	1,000.05		0.99	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00	N/A	N/A		N/A	N/A	N/A		N/A
FST Capital Shares
Actual	1,000.00	1,000.05		0.99	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00	N/A	N/A		N/A	N/A	N/A		N/A
FST Administration Shares
Actual	1,000.00	1,000.05		0.99	1,000.00	1,000.03		0.30	1,000.00	1,000.08		0.35
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00	1,000.00	1,024.50	+	0.30	1,000.00	1,024.45	+	0.35
FST Premier Shares
Actual	1,000.00	1,000.05		0.89	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	N/A	N/A		N/A	N/A	N/A		N/A
FST Service Shares
Actual	1,000.00	1,000.05		0.99	1,000.00	1,000.03		0.30	1,000.00	1,000.08		0.35
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00	1,000.00	1,024.50	+	0.30	1,000.00	1,024.45	+	0.35
FST Class C Shares
Actual	1,000.00	1,000.05		0.99	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00	N/A	N/A		N/A	N/A	N/A		N/A
FST Resource Shares
Actual	1,000.00	1,000.05		0.99	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00	N/A	N/A		N/A	N/A	N/A		N/A
FST Cash Management Shares
Actual	1,000.00	1,000.05		0.89	1,000.00	1,000.03		0.30	1,000.00	1,000.08		0.35
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.50	+	0.30	1,000.00	1,024.45	+	0.35

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2015 (Unaudited) (continued)

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*	Beginning Account Value 9/1/14	Ending Account Value 2/28/15		Expenses Paid for the 6 months ended 2/28/15*
FST Shares
Actual	$1,000.00	$1,000.03		$0.35	$1,000.00	$1,000.01		$0.25	$1,000.00	$1,000.03		$0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.45	+	0.35	1,000.00	1,024.55	+	0.25	1,000.00	1,024.40	+	0.40
FST Select Shares
Actual	1,000.00	1,000.03		0.35	1,000.00	1,000.01		0.25	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.45	+	0.35	1,000.00	1,024.55	+	0.25	1,000.00	1,024.40	+	0.40
FST Preferred Shares
Actual	1,000.00	1,000.03		0.35	1,000.00	1,000.01		0.25	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.45	+	0.35	1,000.00	1,024.55	+	0.25	1,000.00	1,024.40	+	0.40
FST Capital Shares
Actual	1,000.00	1,000.03		0.35	1,000.00	1,000.01		0.25	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.45	+	0.35	1,000.00	1,024.55	+	0.25	1,000.00	1,024.40	+	0.40
FST Administration Shares
Actual	1,000.00	1,000.03		0.35	1,000.00	1,000.01		0.25	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.45	+	0.35	1,000.00	1,024.55	+	0.25	1,000.00	1,024.40	+	0.40
FST Premier Shares
Actual	1,000.00	1,000.03		0.35	1,000.00	1,000.01		0.25	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.45	+	0.35	1,000.00	1,024.55	+	0.25	1,000.00	1,024.40	+	0.40
FST Service Shares
Actual	1,000.00	1,000.03		0.35	1,000.00	1,000.01		0.25	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.45	+	0.35	1,000.00	1,024.55	+	0.25	1,000.00	1,024.40	+	0.40
FST Resource Shares
Actual	1,000.00	1,000.03		0.35	1,000.00	1,000.01		0.25	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.45	+	0.35	1,000.00	1,024.55	+	0.25	1,000.00	1,024.40	+	0.40
FST Cash Management Shares
Actual	1,000.00	1,000.03		0.35	1,000.00	1,000.01		0.25	1,000.00	1,000.03		0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.45	+	0.35	1,000.00	1,024.55	+	0.25	1,000.00	1,024.40	+	0.40

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2015. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Class C Shares	FST Resource Shares	FST Cash Management Shares
Federal	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	N/A	0.09%	0.09%
Government	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	N/A	0.12%	0.12%
Money Market	0.18%	0.21%	0.25%	0.25%	0.24%	0.18%	0.24%	N/A	0.18%	0.18%
Prime Obligations	0.18%	0.20%	0.20%	0.20%	0.20%	0.18%	0.20%	0.20%	0.20%	0.18%
Tax-Exempt California	0.06%	N/A	N/A	N/A	0.06%	N/A	0.06%	N/A	N/A	0.06%
Tax-Exempt New York	0.07%	N/A	N/A	N/A	0.07%	N/A	0.07%	N/A	N/A	0.07%
Tax-Free Money Market	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	N/A	0.07%	0.07%
Treasury Instruments	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	N/A	0.05%	0.05%
Treasury Obligations	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	N/A	0.08%	0.08%

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.02 trillion in assets under supervision as of December 31, 2014, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund
■	Limited Maturity Obligations Fund
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Bond Fund[2]
■	Global Income Fund
■	Strategic Income Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Dynamic Municipal Income Fund[3]
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund
■	Dynamic Emerging Markets Debt Fund

Fixed Income Alternatives

■	Long Short Credit Strategies Fund
■	Fixed Income Macro Strategies Fund

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Small/Mid Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund[4]
■	Income Builder Fund

Tax-Advantaged Equity

■	U.S. Tax-Managed Equity Fund[5]
■	International Tax-Managed Equity Fund[5]
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Focused International Equity Fund
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund

Select Satellite6

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Long Short Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Multi-Asset Real Return Fund
■	Retirement Portfolio Completion Fund
■	Tactical Tilt Implementation Fund

Total Portfolio Solutions6

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio
[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective on October 1, 2014, the Goldman Sachs Core Plus Fixed Income Fund was renamed the Goldman Sachs Bond Fund.
[3]	Effective on December 18, 2014, the Goldman Sachs Municipal Income Fund was renamed the Goldman Sachs Dynamic Municipal Income Fund.
[4]	Effective April 30, 2015, the Goldman Sachs U.S. Equity Fund will be renamed the Goldman Sachs Dynamic U.S. Equity Fund.
[5]	Effective on April 30, 2014, the Goldman Sachs Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds were renamed the Goldman Sachs U.S. Tax-Managed Equity and International Tax-Managed Equity Funds, respectively.
[6]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

*This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds.

TRUSTEES

Ashok N. Bakhru, Chairman

Kathryn A. Cassidy

John P. Coblentz, Jr.

Diana M. Daniels

Joseph P. LoRusso

Herbert J. Markley

James A. McNamara

Jessica Palmer

Alan A. Shuch

Richard P. Strubel

Roy W. Templin

Gregory G. Weaver

OFFICERS James A. McNamara, President Scott M. McHugh, Principal Financial Officer and Treasurer Caroline Kraus, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman, Sachs & Co. (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2015 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2015 Goldman Sachs. All rights reserved. 159594.MF.MED.TMPL/4/2015 FSQSAR-15/72K

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2014	2013	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,269,524	$3,372,161	Financial Statement audits.

Audit-Related Fees:

• PwC	$0	$2,340	Other attest services.

Tax Fees:

• PwC	$939,217	$816,858	Tax compliance services provided in connection with the preparation and review of registrant’s tax returns.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2014	2013	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,486,420	$1,516,680	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16. These fees are borne by the Funds’ Adviser.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended August 31, 2014 and August 31, 2013 were approximately $939,217 and $819,198 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2013 and December 31, 2012 $9.8 million and $9.8 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2012 and 2011 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on June 3, 2010 for its Short Duration and Government Fixed Income Funds.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 4, 2015

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs Trust

Date:	May 4, 2015